UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121
Name of Registrant: Vanguard Wellington Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments (unaudited)
As of August 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (65.8%)
Consumer Discretionary (4.2%)
Comcast Corp. Class A	43,726,638	1,617,449
TJX Cos. Inc.	6,147,706	676,063
Lowe's Cos. Inc.	5,544,119	602,923
Hilton Worldwide Holdings Inc.	6,938,264	538,548
Home Depot Inc.	2,212,132	444,130
CBS Corp. Class B	6,963,487	369,204
Volkswagen AG Preference Shares	1,028,618	168,146
		4,416,463
Consumer Staples (4.2%)
PepsiCo Inc.	7,759,027	869,089
Unilever NV	13,628,051	783,634
Sysco Corp.	8,378,434	626,874
Costco Wholesale Corp.	2,078,555	484,573
Walmart Inc.	5,040,977	483,228
Philip Morris International Inc.	6,188,031	481,986
Diageo plc	13,205,554	461,862
Nestle SA	2,598,030	217,785
		4,409,031
Energy (5.8%)
Chevron Corp.	14,882,886	1,763,027
ConocoPhillips	11,624,437	853,582
Suncor Energy Inc.	17,900,194	736,857
TOTAL SA	8,883,441	557,063
BP plc	73,432,456	522,929
Halliburton Co.	12,639,725	504,198
Hess Corp.	6,534,230	440,015
Exxon Mobil Corp.	5,254,330	421,240
Canadian Natural Resources Ltd.	9,951,856	340,055
		6,138,966
Financials (15.1%)
JPMorgan Chase & Co.	21,337,032	2,444,797
Bank of America Corp.	75,654,951	2,340,008
Chubb Ltd.	10,329,478	1,396,959
Prudential Financial Inc.	13,231,263	1,299,971
PNC Financial Services Group Inc.	8,525,423	1,223,739
Intercontinental Exchange Inc.	10,107,857	770,522
Northern Trust Corp.	6,903,635	741,865
American International Group Inc.	12,992,605	690,817
Citigroup Inc.	9,605,252	684,278
BlackRock Inc.	1,245,095	596,475
Mitsubishi UFJ Financial Group Inc.	94,103,100	568,823
Bank of Nova Scotia	8,702,316	503,864
Marsh & McLennan Cos. Inc.	5,924,066	501,354
MetLife Inc.	10,356,333	475,252
Hartford Financial Services Group Inc.	7,052,222	355,220
BNP Paribas SA	5,505,600	324,132
UBS Group AG	16,991,568	266,088
ING Groep NV	16,807,410	228,309

Zurich Insurance Group AG	604,365	183,987
Tokio Marine Holdings Inc.	3,815,540	179,795
Progressive Corp.	2,278,820	153,889
* Brighthouse Financial Inc.	881,703	36,599
		15,966,743
Health Care (9.6%)
Bristol-Myers Squibb Co.	24,029,236	1,454,970
AstraZeneca plc ADR	34,070,454	1,306,261
Medtronic plc	11,797,542	1,137,401
Pfizer Inc.	25,881,943	1,074,618
UnitedHealth Group Inc.	3,800,444	1,020,267
Merck & Co. Inc.	14,360,965	985,019
Eli Lilly & Co.	7,668,951	810,225
CVS Health Corp.	10,493,933	789,563
Novartis AG	8,424,043	698,877
Abbott Laboratories	8,586,547	573,925
Koninklijke Philips NV	4,775,607	213,385
* Regeneron Pharmaceuticals Inc.	343,995	139,920
		10,204,431
Industrials (6.3%)
United Parcel Service Inc. Class B	7,139,830	877,342
Union Pacific Corp.	5,074,623	764,340
Lockheed Martin Corp.	1,920,007	615,189
United Technologies Corp.	4,339,734	571,543
Schneider Electric SE	6,409,004	520,828
Honeywell International Inc.	3,160,675	502,737
Johnson Controls International plc	12,139,497	458,509
BAE Systems plc	53,306,493	419,472
Canadian Pacific Railway Ltd.	1,855,406	390,656
Assa Abloy AB Class B	17,222,211	351,206
Vinci SA	3,422,431	327,030
Eaton Corp. plc	2,701,420	224,596
ABB Ltd. ADR	8,701,051	204,562
Safran SA	1,259,237	163,624
Canadian National Railway Co.	1,401,705	124,626
Caterpillar Inc.	533,912	74,134
Canadian National Railway Co.	618,300	54,988
		6,645,382
Information Technology (11.4%)
Microsoft Corp.	27,403,631	3,078,250
* Alphabet Inc. Class A	1,634,702	2,013,626
Intel Corp.	29,078,631	1,408,278
Apple Inc.	4,501,887	1,024,765
Cisco Systems Inc.	20,145,994	962,374
HP Inc.	26,164,428	644,953
* eBay Inc.	17,024,706	589,225
Accenture plc Class A	3,390,654	573,258
QUALCOMM Inc.	8,223,097	565,009
Texas Instruments Inc.	4,541,546	510,470
International Business Machines Corp.	3,299,482	483,308
Samsung Electronics Co. Ltd. GDR	190,936	203,890
		12,057,406
Materials (2.4%)
International Paper Co.	13,915,423	711,635
BHP Billiton plc	28,585,282	611,575
PPG Industries Inc.	3,925,159	433,887

	DowDuPont Inc.			5,141,159	360,549
	Linde AG- Tender Line			1,081,551	246,250
	LyondellBasell Industries NV Class A			1,589,015	179,209
	Linde AG			251,900	50,799
					2,593,904
Real Estate (1.5%)
	American Tower Corp.			5,324,704	794,020
	Simon Property Group Inc.			4,135,174	756,861
					1,550,881
Telecommunication Services (2.4%)
	Verizon Communications Inc.			42,550,768	2,313,485
	AT&T Inc.			7,135,755	227,916
					2,541,401
Utilities (2.9%)
	NextEra Energy Inc.			7,037,666	1,197,107
	Dominion Energy Inc.			12,426,114	879,396
	Exelon Corp.			15,800,310	690,632
*	Iberdrola SA			38,547,061	286,422
					3,053,557
Total Common Stocks (Cost $44,149,799)					69,578,165
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (6.2%)
U.S. Government Securities (5.4%)
	United States Treasury Note/Bond	1.750%	9/30/19	465,170	461,463
	United States Treasury Note/Bond	1.375%	2/15/20	231,935	228,020
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	60,915
1	United States Treasury Note/Bond	2.250%	2/29/20	1,496,000	1,488,984
	United States Treasury Note/Bond	2.250%	3/31/20	210,000	208,885
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	66,013
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	50,164
	United States Treasury Note/Bond	2.125%	12/31/22	136,500	133,045
	United States Treasury Note/Bond	2.500%	3/31/23	337,000	333,421
	United States Treasury Note/Bond	2.625%	6/30/23	274,000	272,460
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	346,940
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	58,651
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	71,605
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	40,353
	United States Treasury Note/Bond	2.250%	11/15/27	473,340	449,895
	United States Treasury Note/Bond	2.750%	2/15/28	335,085	331,734
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	268,623
	United States Treasury Note/Bond	3.375%	5/15/44	115,630	122,875
	United States Treasury Note/Bond	2.500%	2/15/46	50,745	45,750
	United States Treasury Note/Bond	2.250%	8/15/46	117,264	100,114
	United States Treasury Note/Bond	2.875%	11/15/46	60,140	58,421
	United States Treasury Note/Bond	3.000%	2/15/47	122,945	122,426
	United States Treasury Note/Bond	2.750%	8/15/47	176,845	167,423
	United States Treasury Note/Bond	3.125%	5/15/48	17,910	18,268
	United States Treasury Strip Principal	0.000%	5/15/47	127,000	53,301
	United States Treasury Strip Principal	0.000%	8/15/47	247,840	103,143
					5,662,892
Conventional Mortgage-Backed Securities (0.7%)
2,3	Fannie Mae Pool	2.500%	9/1/27–12/1/28	5,076	4,941
2,3,4	Fannie Mae Pool	3.500%	11/1/45–9/1/48	669,677	666,097

2,3	Fannie Mae Pool	4.500%	10/1/33–3/1/41		—
2,3	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	17	17
3	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		2,212	2,503
					673,558
Nonconventional Mortgage-Backed Securities (0.1%)
2,3	Fannie Mae REMICS	3.500%	4/25/31	9,730	9,790
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	19,074
2,3	Freddie Mac REMICS	3.500%	3/15/31	5,760	5,800
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	104,261	107,685
					142,349
Total U.S. Government and Agency Obligations (Cost $6,500,780)					6,478,799
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
	Ally Auto Receivables Trust 2018-1	1.750%	2/15/19	439	439
5	American Express Credit Account Master
	Trust	2.950%	3/15/23	50,000	49,731
5	American Tower Trust I	3.070%	3/15/23	43,000	42,279
	Americredit Automobile Receivables Trust
	2018-1	2.450%	5/20/19	19,598	19,598
3,5,6	Apidos CLO XVII	3.646%	4/17/26	32,293	32,303
3,5,6	Ares XXIX CLO Ltd.	3.526%	4/17/26	33,756	33,760
3,5,6	Atlas Senior Loan Fund X Ltd.	3.429%	1/15/31	7,940	7,936
3,5,6	Avery Point IV CLO Ltd.	3.435%	4/25/26	39,973	39,972
3,5,6	Babson CLO Ltd. 2014-I	3.498%	7/20/25	5,660	5,660
5	Bank of Montreal	2.500%	1/11/22	60,000	58,712
5	Canadian Pacer Auto Receivables Trust
	2018-1	2.300%	4/19/19	4,826	4,827
5	Capital Auto Receivables Asset Trust 2018-
	1	2.100%	3/20/19	1,423	1,423
3,5,7	CARDS II Trust	2.433%	4/18/22	17,780	17,794
	CarMax Auto Owner Trust	1.700%	2/15/19	1,547	1,547
	CarMax Auto Owner Trust	2.300%	5/15/19	9,371	9,371
3,5,6	Cent CLO 20 Ltd.	3.435%	1/25/26	35,181	35,180
3,5,6	Cent CLO 22 Ltd.	3.753%	11/7/26	36,895	36,919
5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	44,985	44,885
5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	7,851	7,776
	CNH Equipment Trust 2018-A	2.450%	6/14/19	33,720	33,724
	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,011
5	Daimler Trucks Retail Trust 2018-1	2.200%	4/15/19	4,349	4,349
5	DNB Boligkreditt AS	2.500%	3/28/22	47,550	46,411
5	Enterprise Fleet Financing LLC	2.150%	3/20/19	13,571	13,560
5	Enterprise Fleet Financing LLC Series
	2017-1	2.130%	7/20/22	5,187	5,155
5	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	30,025	29,957
5	First Investors Auto Owner Trust	2.000%	3/15/22	5,903	5,865
	Ford Credit Auto Lease Trust 2018-A	2.300%	5/15/19	13,795	13,797
	Ford Credit Auto Owner Trust	2.356%	5/15/19	7,324	7,325
5	GM Financial Consumer Automobile 2017-
	1	1.510%	3/16/20	6,228	6,218
	GM Financial Consumer Automobile
	Receivables Trust	2.300%	4/16/19	4,134	4,135
	Honda Auto Receivables 2018-1 Owner
	Trust	1.900%	3/15/19	2,377	2,378
5	Hyundai Auto Lease Securitization Trust
	2018-A	1.950%	3/15/19	1,726	1,726

5	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	20,825	20,801
	John Deere Owner Trust 2018	1.950%	3/15/19	11,195	11,190
3,5,6	Madison Park Funding XII Ltd.	3.607%	7/20/26	37,385	37,396
3,5,6	Madison Park Funding XIII Ltd.	3.292%	4/19/30	33,570	33,518
3,5,7	Master Credit Card Trust II Series 2018-1A	2.559%	7/22/24	36,370	36,268
3,5,7	Mercedes-Benz Master Owner Trust 2016-
	B	2.763%	5/17/21	13,265	13,310
5	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	8,505	8,484
5	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	3,548	3,539
5	MMAF Equipment Finance LLC 2018-A	2.400%	6/10/19	9,185	9,185
	Nissan Auto Receivables 2018-A Owner
	Trust	1.900%	3/15/19	1,444	1,444
5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	37,000	37,019
5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	27,390	27,228
5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	4,287	4,313
5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	23,742	23,309
	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	11,264	11,229
	Santander Drive Auto Receivables Trust
	2018-2	2.350%	4/15/19	8,153	8,154
5	Santander Retail Auto Lease Trust 2018-A	2.200%	3/20/19	1,880	1,880
5	SBA Tower Trust	3.168%	4/11/22	48,960	48,167
5	SBA Tower Trust	3.448%	3/15/23	23,770	23,601
5	SBA Tower Trust	2.898%	10/15/44	46,310	45,978
5	Securitized Term Auto Receivables Trust
	2018-1	2.400%	4/25/19	13,973	13,974
3,5,6	Seneca Park CLO Ltd. 2014-1	3.456%	7/17/26	27,340	27,340
3,5,8	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	27,300	26,396
5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	21,018	20,990
5	Springleaf Funding Trust	3.160%	11/15/24	25,878	25,887
5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,450
3,5,6	Symphony CLO XIV Ltd.	3.619%	7/14/26	46,405	46,416
3,5,6	Thacher Park CLO Ltd.	3.508%	10/20/26	19,915	19,915
5	Toronto-Dominion Bank	2.500%	1/18/22	76,400	74,346
	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	8,689
5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	17,656	17,826
3,5,6	Voya CLO 2014-1 Ltd.	3.323%	4/18/31	20,685	20,599
5	Westlake Automobile Receivables Trust
	2018-2	2.500%	5/15/19	10,328	10,328
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,393,703)					1,384,892
Corporate Bonds (20.2%)
Finance (8.2%)
	Banking (6.8%)
5	ABN AMRO Bank NV	2.450%	6/4/20	19,999	19,715
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,037
	American Express Credit Corp.	2.700%	3/3/22	54,990	53,720
	Banco Santander SA	3.125%	2/23/23	28,400	27,183
	Banco Santander SA	3.848%	4/12/23	16,400	16,149
	Bank of America Corp.	3.300%	1/11/23	7,905	7,829
	Bank of America Corp.	2.816%	7/21/23	60,525	58,757
	Bank of America Corp.	3.004%	12/20/23	49,160	47,855
	Bank of America Corp.	4.125%	1/22/24	16,100	16,431
	Bank of America Corp.	4.000%	1/22/25	32,900	32,469

	Bank of America Corp.	3.500%	4/19/26	10,000	9,728
	Bank of America Corp.	3.593%	7/21/28	37,950	36,349
	Bank of America Corp.	3.419%	12/20/28	8,681	8,205
	Bank of America Corp.	4.271%	7/23/29	74,365	74,871
	Bank of America Corp.	5.875%	2/7/42	9,965	11,883
	Bank of America Corp.	5.000%	1/21/44	39,433	42,569
	Bank of Montreal	3.100%	4/13/21	46,200	46,058
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	60,657
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	15,737
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,051
	Bank of Nova Scotia	2.050%	10/30/18	64,150	64,102
	Bank of Nova Scotia	2.800%	7/21/21	25,650	25,342
	Barclays Bank plc	5.140%	10/14/20	11,905	12,212
	Barclays plc	3.684%	1/10/23	4,060	3,962
6	Barclays plc	3.695%	5/16/24	36,385	36,065
	BB&T Corp.	5.250%	11/1/19	8,000	8,207
	BB&T Corp.	3.200%	9/3/21	25,900	25,824
	BB&T Corp.	2.750%	4/1/22	61,300	60,173
	BB&T Corp.	3.700%	6/5/25	49,000	49,094
	BNP Paribas SA	2.400%	12/12/18	53,700	53,702
5	BNP Paribas SA	2.950%	5/23/22	18,470	17,932
	BNP Paribas SA	3.250%	3/3/23	7,620	7,533
5	BNP Paribas SA	3.800%	1/10/24	44,775	43,973
5	BNP Paribas SA	3.375%	1/9/25	60,670	57,582
5	BNP Paribas SA	3.500%	11/16/27	82,000	76,194
5	BNP Paribas SA	4.400%	8/14/28	59,355	58,902
	BPCE SA	2.500%	12/10/18	18,325	18,311
	BPCE SA	2.500%	7/15/19	53,100	52,950
5	BPCE SA	5.700%	10/22/23	6,225	6,532
	BPCE SA	4.000%	4/15/24	30,615	30,988
5	BPCE SA	5.150%	7/21/24	43,790	44,797
5	BPCE SA	3.500%	10/23/27	64,230	59,116
	Branch Banking & Trust Co.	2.625%	1/15/22	45,425	44,499
6	Canadian Imperial Bank of Commerce	3.055%	6/16/22	57,780	58,219
	Capital One Bank USA NA	2.150%	11/21/18	45,055	45,032
	Capital One Financial Corp.	2.500%	5/12/20	21,500	21,260
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,496
	Capital One Financial Corp.	3.750%	4/24/24	55,460	54,463
	Capital One Financial Corp.	3.200%	2/5/25	27,745	26,339
	Citibank NA	3.050%	5/1/20	67,400	67,363
	Citigroup Inc.	2.500%	9/26/18	18,000	17,999
	Citigroup Inc.	2.550%	4/8/19	55,000	54,870
	Citigroup Inc.	2.500%	7/29/19	37,530	37,436
	Citigroup Inc.	2.400%	2/18/20	65,200	64,590
	Citigroup Inc.	4.500%	1/14/22	33,920	34,996
	Citigroup Inc.	4.125%	7/25/28	14,550	14,077
	Citigroup Inc.	3.520%	10/27/28	72,550	68,591
	Citigroup Inc.	6.625%	6/15/32	45,000	53,578
	Citigroup Inc.	3.878%	1/24/39	37,030	34,286
	Citigroup Inc.	8.125%	7/15/39	4,638	6,701
	Citigroup Inc.	4.750%	5/18/46	15,055	14,911
	Citigroup Inc.	4.650%	7/23/48	40,465	41,171
	Commonwealth Bank of Australia	2.300%	3/12/20	20,290	20,038
	Compass Bank	2.750%	9/29/19	15,105	15,054
	Cooperatieve Rabobank UA	2.250%	1/14/19	55,610	55,507
5	Credit Agricole SA	2.500%	4/15/19	57,830	57,699
5,6	Credit Agricole SA	3.362%	4/24/23	16,500	16,543

5	Credit Agricole SA	3.750%	4/24/23	31,675	31,228
5	Credit Agricole SA	3.250%	10/4/24	24,375	23,059
	Credit Suisse AG	2.300%	5/28/19	109,260	108,957
	Credit Suisse AG	3.000%	10/29/21	18,325	18,059
	Credit Suisse AG	3.625%	9/9/24	4,885	4,827
5	Credit Suisse Group AG	3.574%	1/9/23	20,675	20,386
5,6	Credit Suisse Group AG	3.566%	6/12/24	25,015	25,173
5	Credit Suisse Group AG	4.207%	6/12/24	12,375	12,428
5	Credit Suisse Group AG	3.869%	1/12/29	10,980	10,451
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	55,260	55,246
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	67,850	65,714
5	Danske Bank A/S	3.875%	9/12/23	38,820	38,695
	Deutsche Bank AG	2.500%	2/13/19	15,225	15,184
	Deutsche Bank AG	2.700%	7/13/20	24,500	24,007
	Deutsche Bank AG	3.150%	1/22/21	51,485	50,328
	Deutsche Bank AG	4.250%	10/14/21	45,220	45,063
	Fifth Third Bank	2.875%	10/1/21	10,345	10,143
	Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	31,812
	Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,537
	Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	11,625
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	59,588
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,505
	Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	29,731
	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	63,455
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,256
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,097
	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	44,437
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,556
	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	14,396
	Goldman Sachs Group Inc.	3.814%	4/23/29	45,870	43,961
	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	67,191
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	53,312
	Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	42,673
	Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	31,389
	Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	12,942
5	HSBC Bank plc	4.125%	8/12/20	15,000	15,232
5	HSBC Bank plc	4.750%	1/19/21	62,040	63,989
	HSBC Holdings plc	3.400%	3/8/21	33,270	33,270
	HSBC Holdings plc	4.000%	3/30/22	72,455	73,619
	HSBC Holdings plc	3.600%	5/25/23	60,200	59,870
6	HSBC Holdings plc	3.322%	5/18/24	26,340	26,367
	HSBC Holdings plc	3.900%	5/25/26	12,085	11,898
	HSBC Holdings plc	4.041%	3/13/28	21,805	21,319
	HSBC Holdings plc	4.583%	6/19/29	40,480	41,107
	HSBC Holdings plc	6.500%	5/2/36	25,000	29,739
	HSBC Holdings plc	6.100%	1/14/42	40,665	49,375
	HSBC Holdings plc	5.250%	3/14/44	13,210	13,830
	HSBC USA Inc.	2.625%	9/24/18	20,000	20,003
	HSBC USA Inc.	2.350%	3/5/20	105,645	104,458
	HSBC USA Inc.	3.500%	6/23/24	28,025	27,662
	Huntington National Bank	2.200%	4/1/19	22,280	22,232
	Huntington National Bank	2.400%	4/1/20	44,990	44,426
	ING Groep NV	3.150%	3/29/22	12,955	12,758
	ING Groep NV	3.950%	3/29/27	32,965	32,340
	JPMorgan Chase & Co.	6.300%	4/23/19	10,340	10,556

JPMorgan Chase & Co.	4.950%	3/25/20	55,000	56,589
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	42,584
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	46,342
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,547
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,125
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,503
JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,906
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	29,770
JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,414
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	110,791
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	20,329
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	18,268
JPMorgan Chase & Co.	4.950%	6/1/45	15,000	15,749
JPMorgan Chase & Co.	3.964%	11/15/48	159,600	147,418
5 Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,513
5 Macquarie Group Ltd.	4.150%	3/27/24	49,500	49,252
Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,650
Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,735
Morgan Stanley	2.500%	1/24/19	100,000	99,874
Morgan Stanley	5.625%	9/23/19	24,355	25,045
Morgan Stanley	5.750%	1/25/21	79,825	84,242
Morgan Stanley	2.500%	4/21/21	21,815	21,239
Morgan Stanley	2.625%	11/17/21	30,000	29,273
Morgan Stanley	2.750%	5/19/22	63,420	61,822
Morgan Stanley	3.875%	4/29/24	97,010	97,424
Morgan Stanley	3.700%	10/23/24	29,050	28,829
Morgan Stanley	4.000%	7/23/25	29,455	29,549
Morgan Stanley	3.125%	7/27/26	11,435	10,714
Morgan Stanley	6.250%	8/9/26	20,000	22,645
Morgan Stanley	3.625%	1/20/27	64,000	61,704
Morgan Stanley	3.772%	1/24/29	56,905	54,919
Morgan Stanley	4.300%	1/27/45	18,360	17,761
National City Corp.	6.875%	5/15/19	13,950	14,334
5 NBK SPC Ltd.	2.750%	5/30/22	56,530	54,124
Northern Trust Corp.	3.450%	11/4/20	9,000	9,080
PNC Bank NA	3.300%	10/30/24	18,195	17,906
PNC Bank NA	4.200%	11/1/25	16,650	17,074
PNC Bank NA	3.100%	10/25/27	41,975	40,018
PNC Bank NA	3.250%	1/22/28	60,465	58,110
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	41,668
Royal Bank of Canada	2.750%	2/1/22	43,960	43,289
Santander Holdings USA Inc.	2.650%	4/17/20	23,185	22,995
Santander Holdings USA Inc.	3.700%	3/28/22	33,065	32,796
Santander Holdings USA Inc.	3.400%	1/18/23	20,375	19,733
5 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	60,468
5 Societe Generale SA	3.250%	1/12/22	54,445	53,280
State Street Corp.	2.653%	5/15/23	30,770	29,988
SunTrust Bank	3.300%	5/15/26	12,895	12,239
Synchrony Bank	3.650%	5/24/21	46,195	45,886
Synchrony Financial	2.600%	1/15/19	20,920	20,903
Synchrony Financial	3.000%	8/15/19	10,990	10,982
Synchrony Financial	2.700%	2/3/20	15,605	15,455
Toronto-Dominion Bank	2.500%	12/14/20	49,340	48,679
5 UBS AG	2.200%	6/8/20	53,390	52,400
5 UBS AG	4.500%	6/26/48	33,185	35,015
5 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,172
5 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,077

US Bancorp	2.625%	1/24/22	46,910	45,991
US Bancorp	3.700%	1/30/24	52,500	53,116
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,039
Wells Fargo & Co.	2.150%	1/30/20	46,155	45,655
Wells Fargo & Co.	3.000%	1/22/21	26,735	26,613
Wells Fargo & Co.	3.500%	3/8/22	64,245	64,456
Wells Fargo & Co.	3.069%	1/24/23	12,990	12,723
Wells Fargo & Co.	3.450%	2/13/23	48,895	48,104
Wells Fargo & Co.	4.480%	1/16/24	46,156	47,462
Wells Fargo & Co.	3.550%	9/29/25	32,170	31,546
Wells Fargo & Co.	3.000%	4/22/26	39,405	36,993
Wells Fargo & Co.	5.606%	1/15/44	68,281	75,952
Wells Fargo & Co.	4.650%	11/4/44	10,315	10,142
Wells Fargo & Co.	4.900%	11/17/45	19,160	19,354
Wells Fargo & Co.	4.400%	6/14/46	38,300	36,116
Wells Fargo & Co.	4.750%	12/7/46	23,150	23,104
Westpac Banking Corp.	2.300%	5/26/20	22,554	22,278

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	11,965
Charles Schwab Corp.	3.200%	3/2/27	19,665	18,974

Finance Companies (0.2%)
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	168,370	161,504

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	20,000	28,100
Aetna Inc.	2.800%	6/15/23	25,660	24,682
Anthem Inc.	3.700%	8/15/21	10,000	10,023
Anthem Inc.	3.300%	1/15/23	42,468	41,862
Anthem Inc.	3.650%	12/1/27	26,975	25,776
Anthem Inc.	4.101%	3/1/28	40,910	40,217
Anthem Inc.	4.650%	8/15/44	13,445	13,078
Anthem Inc.	4.375%	12/1/47	9,745	9,207
Chubb Corp.	6.000%	5/11/37	50,000	61,291
Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,203
Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,041
Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	30,900
Cigna Corp.	3.250%	4/15/25	31,655	29,923
5 Farmers Exchange Capital	7.050%	7/15/28	25,000	29,451
5 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,124
5 Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,570
5 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	23,522
5 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	14,554
5 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	38,191
5 MassMutual Global Funding II	2.350%	4/9/19	28,000	27,915
MetLife Inc.	3.600%	4/10/24	35,035	35,183
MetLife Inc.	4.125%	8/13/42	5,565	5,294
MetLife Inc.	4.875%	11/13/43	20,820	21,963
5 Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,402
5 Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,165
5 Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,159
5 New York Life Global Funding	2.900%	1/17/24	29,050	28,190
5 New York Life Insurance Co.	5.875%	5/15/33	55,395	66,112
5 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	22,323
Prudential Financial Inc.	4.500%	11/15/20	24,365	25,060

5 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	24,830	26,591
5 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,390	41,646
Torchmark Corp.	7.875%	5/15/23	45,000	52,170
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,398
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,646
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	15,712
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,931
UnitedHealth Group Inc.	3.850%	6/15/28	34,565	34,884
UnitedHealth Group Inc.	4.625%	7/15/35	23,710	25,430
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	68,442
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	33,841
UnitedHealth Group Inc.	4.200%	1/15/47	8,620	8,709
UnitedHealth Group Inc.	4.250%	6/15/48	48,235	48,439

Other Finance (0.0%)
5 LeasePlan Corp. NV	2.875%	1/22/19	24,670	24,648

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	20,938
Boston Properties LP	3.125%	9/1/23	13,275	13,003
Boston Properties LP	3.800%	2/1/24	1,750	1,751
Realty Income Corp.	4.650%	8/1/23	25,010	26,059
Simon Property Group LP	3.750%	2/1/24	3,265	3,296
Simon Property Group LP	3.375%	10/1/24	10,055	9,923
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,206
				8,650,352
Industrial (9.6%)
Basic Industry (0.0%)
International Paper Co.	4.350%	8/15/48	45,400	41,668
Rohm and Haas Holdings Ltd.	9.800%	4/15/20	1,500	1,579

Capital Goods (0.7%)
5 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	5,992
5 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,886
Boeing Co.	8.625%	11/15/31	9,460	13,527
Boeing Co.	5.875%	2/15/40	4,825	6,081
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	51,267
Caterpillar Inc.	3.900%	5/27/21	46,914	48,085
Caterpillar Inc.	2.600%	6/26/22	11,345	11,116
Caterpillar Inc.	3.400%	5/15/24	14,200	14,239
Deere & Co.	7.125%	3/3/31	17,500	22,664
General Dynamics Corp.	2.875%	5/11/20	54,380	54,354
General Dynamics Corp.	3.875%	7/15/21	14,925	15,206
General Electric Co.	2.700%	10/9/22	9,965	9,683
General Electric Co.	3.100%	1/9/23	8,635	8,525
Honeywell International Inc.	4.250%	3/1/21	40,681	41,853
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	53,386
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,045
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,603
John Deere Capital Corp.	3.450%	3/13/25	43,145	43,171
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,003
Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,346
Lockheed Martin Corp.	4.700%	5/15/46	14,370	15,276
Lockheed Martin Corp.	4.090%	9/15/52	5,500	5,221

Parker-Hannifin Corp.	4.450%	11/21/44	17,735	18,413
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	39,049
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	60,140
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	36,001
United Technologies Corp.	3.100%	6/1/22	7,010	6,920
United Technologies Corp.	6.050%	6/1/36	20,325	23,687
United Technologies Corp.	6.125%	7/15/38	37,300	44,124
United Technologies Corp.	4.450%	11/16/38	9,325	9,316
United Technologies Corp.	4.500%	6/1/42	16,902	16,785
United Technologies Corp.	3.750%	11/1/46	5,923	5,228

Communication (1.3%)
21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,719
America Movil SAB de CV	3.125%	7/16/22	84,600	83,290
America Movil SAB de CV	6.125%	3/30/40	7,380	8,635
American Tower Corp.	3.450%	9/15/21	30,665	30,665
American Tower Corp.	5.000%	2/15/24	7,655	8,012
American Tower Corp.	4.400%	2/15/26	7,315	7,344
AT&T Inc.	5.200%	3/15/20	10,120	10,437
AT&T Inc.	2.450%	6/30/20	12,000	11,841
AT&T Inc.	4.600%	2/15/21	5,000	5,131
AT&T Inc.	4.450%	5/15/21	10,000	10,263
CBS Corp.	4.300%	2/15/21	27,830	28,314
Comcast Corp.	3.000%	2/1/24	25,345	24,632
Comcast Corp.	3.600%	3/1/24	50,730	50,688
Comcast Corp.	3.375%	2/15/25	2,540	2,477
Comcast Corp.	2.350%	1/15/27	19,620	17,434
Comcast Corp.	4.250%	1/15/33	42,890	42,725
Comcast Corp.	4.200%	8/15/34	26,890	26,114
Comcast Corp.	5.650%	6/15/35	4,725	5,339
Comcast Corp.	4.400%	8/15/35	32,325	32,011
Comcast Corp.	6.500%	11/15/35	4,720	5,713
Comcast Corp.	6.400%	5/15/38	968	1,159
Comcast Corp.	4.650%	7/15/42	47,970	47,816
Comcast Corp.	4.500%	1/15/43	22,000	21,257
Comcast Corp.	4.750%	3/1/44	34,643	34,978
Comcast Corp.	4.600%	8/15/45	43,296	42,607
Comcast Corp.	3.969%	11/1/47	8,452	7,594
Comcast Corp.	4.000%	3/1/48	12,180	11,035
Comcast Corp.	3.999%	11/1/49	23,162	20,852
Comcast Corp.	4.049%	11/1/52	2,670	2,361
5 Cox Communications Inc.	4.800%	2/1/35	30,000	28,171
5 Cox Communications Inc.	6.450%	12/1/36	5,850	6,396
5 Cox Communications Inc.	4.600%	8/15/47	4,435	4,098
Crown Castle International Corp.	3.650%	9/1/27	10,215	9,647
Crown Castle International Corp.	3.800%	2/15/28	8,435	8,050
Discovery Communications LLC	5.625%	8/15/19	6,511	6,665
5 GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,095
5 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	99,705
NBCUniversal Media LLC	4.375%	4/1/21	23,900	24,618
NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,536
NBCUniversal Media LLC	4.450%	1/15/43	10,370	9,949
Orange SA	4.125%	9/14/21	60,990	62,327
Orange SA	9.000%	3/1/31	20,280	28,434
5 SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	11,950
5 Sky plc	2.625%	9/16/19	38,021	37,734
5 Sky plc	3.750%	9/16/24	45,046	44,791

5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	46,090
	Time Warner Cable LLC	8.750%	2/14/19	1,120	1,148
	Time Warner Cable LLC	8.250%	4/1/19	14,433	14,856
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,565
	Time Warner Inc.	4.875%	3/15/20	14,000	14,280
	Time Warner Inc.	4.750%	3/29/21	8,000	8,244
	Time Warner Inc.	3.600%	7/15/25	22,350	21,472
	Verizon Communications Inc.	3.500%	11/1/21	5,495	5,529
	Verizon Communications Inc.	4.812%	3/15/39	85,963	85,787
	Verizon Communications Inc.	4.750%	11/1/41	11,880	11,542
	Verizon Communications Inc.	4.862%	8/21/46	36,117	35,489
	Verizon Communications Inc.	5.012%	4/15/49	21,754	21,835
	Verizon Communications Inc.	4.672%	3/15/55	21,150	19,307
	Vodafone Group plc	3.750%	1/16/24	43,335	42,984
	Vodafone Group plc	5.000%	5/30/38	1,895	1,877
	Vodafone Group plc	5.250%	5/30/48	28,420	28,598
	Walt Disney Co.	4.125%	6/1/44	23,115	22,898

	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	12,883
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,490
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	39,396
	Alibaba Group Holding Ltd.	3.400%	12/6/27	59,970	56,295
	Amazon.com Inc.	2.500%	11/29/22	34,760	33,875
	Amazon.com Inc.	2.800%	8/22/24	26,480	25,675
	Amazon.com Inc.	4.800%	12/5/34	37,370	40,926
	Amazon.com Inc.	4.950%	12/5/44	22,605	25,488
	Amazon.com Inc.	4.250%	8/22/57	51,360	50,994
	American Honda Finance Corp.	2.125%	10/10/18	45,655	45,635
	AutoZone Inc.	3.700%	4/15/22	46,136	46,466
5	BMW US Capital LLC	2.000%	4/11/21	21,300	20,610
5	BMW US Capital LLC	2.800%	4/11/26	5,805	5,405
5	Daimler Finance North America LLC	2.250%	7/31/19	73,100	72,703
5	Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,281
5	Daimler Finance North America LLC	2.450%	5/18/20	8,340	8,224
5	Daimler Finance North America LLC	2.300%	2/12/21	34,470	33,583
5	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,002
5	Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,698
	Ford Motor Credit Co. LLC	2.375%	3/12/19	45,000	44,842
	Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,330
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,347
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	56,417
	Home Depot Inc.	2.250%	9/10/18	39,555	39,555
	Home Depot Inc.	2.700%	4/1/23	31,170	30,568
	Home Depot Inc.	4.400%	3/15/45	28,655	29,498
5	Hyundai Capital America	2.550%	4/3/20	28,910	28,477
5,6	Hyundai Capital America	3.261%	7/8/21	50,400	50,509
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	65,836
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	16,192
	McDonald's Corp.	2.625%	1/15/22	7,805	7,647
	McDonald's Corp.	3.250%	6/10/24	5,460	5,424
	McDonald's Corp.	4.875%	12/9/45	9,940	10,365
5	Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	24,994
	Starbucks Corp.	4.500%	11/15/48	36,060	35,547
5	Volkswagen Group of America Finance
	LLC	2.450%	11/20/19	16,935	16,787

Walmart Inc.	2.550%	4/11/23	38,325	37,352
Walmart Inc.	3.550%	6/26/25	56,910	57,472
Walmart Inc.	3.625%	12/15/47	14,215	13,399

Consumer Noncyclical (3.4%)
Allergan Funding SCS	3.000%	3/12/20	42,408	42,306
Allergan Funding SCS	3.450%	3/15/22	18,695	18,550
Allergan Funding SCS	3.800%	3/15/25	15,725	15,553
Allergan Funding SCS	4.550%	3/15/35	31,040	30,435
Allergan Funding SCS	4.850%	6/15/44	18,000	17,804
Altria Group Inc.	4.750%	5/5/21	23,376	24,312
Altria Group Inc.	2.850%	8/9/22	18,810	18,448
Altria Group Inc.	4.500%	5/2/43	10,705	10,382
Altria Group Inc.	3.875%	9/16/46	22,775	20,163
AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,353
Amgen Inc.	3.875%	11/15/21	13,315	13,541
Amgen Inc.	5.150%	11/15/41	36,380	38,293
Amgen Inc.	4.663%	6/15/51	9,600	9,560
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	22,393
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	74,707
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	68,045	66,547
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	133,300	135,077
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	99,460	101,375
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	2,390	2,428
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	114,243
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	22,845	22,220
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,263
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	17,320
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,225	13,981
Ascension Health	4.847%	11/15/53	44,750	50,520
AstraZeneca plc	1.950%	9/18/19	12,065	11,953
AstraZeneca plc	2.375%	11/16/20	44,480	43,750
AstraZeneca plc	4.000%	1/17/29	34,110	33,939
AstraZeneca plc	6.450%	9/15/37	23,385	29,157
5 BAT Capital Corp.	3.557%	8/15/27	63,450	59,418
5 Bayer US Finance II LLC	4.250%	12/15/25	35,465	35,402
5 Bayer US Finance LLC	2.375%	10/8/19	7,510	7,438
5 Bayer US Finance LLC	3.000%	10/8/21	46,850	46,020
Biogen Inc.	2.900%	9/15/20	21,115	21,039
Cardinal Health Inc.	2.400%	11/15/19	27,350	27,164
Cardinal Health Inc.	3.200%	3/15/23	13,035	12,688
Cardinal Health Inc.	3.079%	6/15/24	12,670	12,031
Cardinal Health Inc.	3.500%	11/15/24	24,705	23,852
Cardinal Health Inc.	4.500%	11/15/44	28,805	25,831
5 Cargill Inc.	4.307%	5/14/21	60,532	62,119
5 Cargill Inc.	6.875%	5/1/28	19,355	23,180
5 Cargill Inc.	4.760%	11/23/45	28,190	30,842
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	18,735	18,144
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	9,885	10,106
Catholic Health Initiatives Colorado GO	4.350%	11/1/42	22,115	20,946
Celgene Corp.	2.250%	5/15/19	6,565	6,542
Celgene Corp.	3.250%	8/15/22	16,250	16,080
Celgene Corp.	3.550%	8/15/22	18,400	18,382
Coca-Cola Co.	3.300%	9/1/21	10,075	10,201
Coca-Cola Co.	4.500%	9/1/21	8,430	8,620
Coca-Cola European Partners plc	3.500%	9/15/20	9,900	9,878
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	13,596	13,562

Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	34,357
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,149
Constellation Brands Inc.	2.700%	5/9/22	2,385	2,313
CVS Health Corp.	2.750%	12/1/22	40,255	38,664
CVS Health Corp.	4.875%	7/20/35	6,900	6,987
CVS Health Corp.	5.125%	7/20/45	51,200	52,340
CVS Health Corp.	5.050%	3/25/48	22,120	22,514
Diageo Capital plc	2.625%	4/29/23	48,310	46,921
Diageo Investment Corp.	2.875%	5/11/22	26,991	26,617
Dignity Health California GO	2.637%	11/1/19	5,595	5,573
Dignity Health California GO	3.812%	11/1/24	20,780	20,853
Eli Lilly & Co.	3.700%	3/1/45	24,450	23,422
5 EMD Finance LLC	2.950%	3/19/22	23,660	23,148
5 Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,307
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,096
Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,088
Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,049
Gilead Sciences Inc.	4.500%	2/1/45	32,375	32,435
Gilead Sciences Inc.	4.750%	3/1/46	7,340	7,631
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,002
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	51,691
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	28,555
5 Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	34,649
Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	20,934
Kaiser Foundation Hospitals	3.150%	5/1/27	17,935	17,279
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	15,914
Kraft Heinz Foods Co.	3.000%	6/1/26	19,550	17,836
Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	8,822
Kraft Heinz Foods Co.	4.375%	6/1/46	61,615	53,800
Kroger Co.	3.850%	8/1/23	10,770	10,858
Kroger Co.	4.000%	2/1/24	22,290	22,412
Kroger Co.	4.450%	2/1/47	6,450	5,960
McKesson Corp.	2.700%	12/15/22	7,710	7,399
McKesson Corp.	2.850%	3/15/23	7,620	7,332
Medtronic Inc.	2.500%	3/15/20	34,350	34,144
Medtronic Inc.	3.150%	3/15/22	72,005	71,798
Medtronic Inc.	3.625%	3/15/24	10,350	10,463
Medtronic Inc.	3.500%	3/15/25	76,150	76,124
Medtronic Inc.	4.375%	3/15/35	9,889	10,301
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	12,320	12,381
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	10,630	10,815
Merck & Co. Inc.	2.350%	2/10/22	30,760	30,096
Merck & Co. Inc.	2.800%	5/18/23	54,775	53,855
Merck & Co. Inc.	2.750%	2/10/25	47,090	45,505
Merck & Co. Inc.	4.150%	5/18/43	22,090	22,755
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,498
Mylan NV	3.950%	6/15/26	32,620	30,885
New York & Presbyterian Hospital	4.024%	8/1/45	28,410	28,116
Novartis Capital Corp.	3.400%	5/6/24	16,695	16,724
Novartis Capital Corp.	4.400%	5/6/44	25,896	27,687
Partners Healthcare System
Massachusetts GO	3.443%	7/1/21	1,950	1,960
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	12,791
PepsiCo Inc.	2.750%	3/1/23	29,800	29,260
PepsiCo Inc.	4.000%	3/5/42	51,391	50,410

Pfizer Inc.	3.000%	6/15/23	47,025	46,700
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,442
Philip Morris International Inc.	4.125%	5/17/21	43,025	44,045
Philip Morris International Inc.	2.500%	8/22/22	21,645	20,931
Philip Morris International Inc.	2.625%	3/6/23	46,850	45,181
Philip Morris International Inc.	3.375%	8/11/25	14,440	14,133
Philip Morris International Inc.	4.875%	11/15/43	6,185	6,404
Procter & Gamble - Esop	9.360%	1/1/21	16,980	18,290
Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	11,805	11,295
5 Roche Holdings Inc.	2.875%	9/29/21	33,000	32,794
Sanofi	4.000%	3/29/21	44,090	45,138
5 Sigma Alimentos SA de CV	4.125%	5/2/26	17,400	16,633
5 South Carolina Electric & Gas Co.	2.750%	6/15/20	21,250	21,054
5 South Carolina Electric & Gas Co.	3.250%	6/7/22	58,280	57,574
5 South Carolina Electric & Gas Co.	3.500%	6/15/22	8,980	8,899
SSM Health Care Corp.	3.823%	6/1/27	34,910	34,858
Stanford Health Care	3.795%	11/15/48	8,465	8,223
Teva Pharmaceutical Finance Netherlands
III BV	2.800%	7/21/23	37,215	32,868
Unilever Capital Corp.	4.250%	2/10/21	95,235	97,847
Wyeth LLC	5.950%	4/1/37	25,000	30,175
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	33,786

Energy (1.1%)
5 BG Energy Capital plc	4.000%	10/15/21	5,000	5,100
BP Capital Markets plc	4.750%	3/10/19	27,215	27,513
BP Capital Markets plc	2.315%	2/13/20	5,855	5,803
BP Capital Markets plc	4.500%	10/1/20	16,000	16,459
BP Capital Markets plc	3.062%	3/17/22	43,130	42,781
BP Capital Markets plc	3.245%	5/6/22	35,000	34,937
BP Capital Markets plc	2.500%	11/6/22	22,000	21,330
BP Capital Markets plc	3.994%	9/26/23	16,185	16,556
BP Capital Markets plc	3.814%	2/10/24	38,938	39,487
BP Capital Markets plc	3.506%	3/17/25	50,285	50,053
Chevron Corp.	3.191%	6/24/23	49,470	49,325
ConocoPhillips Co.	4.950%	3/15/26	4,385	4,740
ConocoPhillips Co.	4.300%	11/15/44	27,575	28,535
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,238
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	4,214
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,008	7,048
Enterprise Products Operating LLC	4.250%	2/15/48	26,420	24,715
EOG Resources Inc.	5.625%	6/1/19	23,100	23,559
Exxon Mobil Corp.	2.222%	3/1/21	14,165	13,934
Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,709
Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,917
Exxon Mobil Corp.	4.114%	3/1/46	12,060	12,296
Noble Energy Inc.	4.150%	12/15/21	15,961	16,220
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	40,021
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,461
Occidental Petroleum Corp.	3.400%	4/15/26	28,910	28,535
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	36,775	36,203
5 Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	30,559
5 Schlumberger Investment SA	2.400%	8/1/22	23,925	23,072
Schlumberger Investment SA	3.650%	12/1/23	44,520	45,035
Shell International Finance BV	4.375%	3/25/20	28,875	29,530

Shell International Finance BV	3.250%	5/11/25	11,051	10,877
Shell International Finance BV	4.125%	5/11/35	43,465	44,042
Shell International Finance BV	5.500%	3/25/40	12,990	15,339
Shell International Finance BV	4.375%	5/11/45	96,700	99,008
Suncor Energy Inc.	5.950%	12/1/34	20,700	24,144
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	31,439
Total Capital International SA	2.700%	1/25/23	36,510	35,598
Total Capital International SA	3.750%	4/10/24	41,500	42,052
TransCanada PipeLines Ltd.	7.125%	1/15/19	19,840	20,163
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,722
TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	49,604

Other Industrial (0.0%)
Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	27,141

Technology (1.6%)
Apple Inc.	2.850%	5/6/21	44,000	43,943
Apple Inc.	3.000%	2/9/24	22,535	22,238
Apple Inc.	3.450%	5/6/24	39,950	40,222
Apple Inc.	2.850%	5/11/24	44,990	43,841
Apple Inc.	2.750%	1/13/25	21,495	20,743
Apple Inc.	3.250%	2/23/26	37,631	36,954
Apple Inc.	2.450%	8/4/26	43,466	40,261
Apple Inc.	3.350%	2/9/27	55,925	55,052
Apple Inc.	3.200%	5/11/27	39,185	38,093
Apple Inc.	2.900%	9/12/27	55,355	52,575
Apple Inc.	3.850%	5/4/43	17,000	16,401
Apple Inc.	4.450%	5/6/44	5,075	5,349
Apple Inc.	3.850%	8/4/46	36,890	35,556
Applied Materials Inc.	3.300%	4/1/27	31,840	31,035
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	35,975	34,811
Cisco Systems Inc.	4.450%	1/15/20	24,095	24,634
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,334
Cisco Systems Inc.	2.500%	9/20/26	15,676	14,590
Intel Corp.	2.875%	5/11/24	29,395	28,519
Intel Corp.	4.100%	5/19/46	51,605	51,563
International Business Machines Corp.	8.375%	11/1/19	25,000	26,575
International Business Machines Corp.	3.375%	8/1/23	70,925	71,077
International Business Machines Corp.	3.625%	2/12/24	35,000	35,324
International Business Machines Corp.	5.875%	11/29/32	20,240	24,386
Microsoft Corp.	2.375%	2/12/22	24,670	24,196
Microsoft Corp.	3.625%	12/15/23	16,000	16,330
Microsoft Corp.	2.875%	2/6/24	70,885	69,619
Microsoft Corp.	3.125%	11/3/25	31,615	31,054
Microsoft Corp.	2.400%	8/8/26	53,545	49,725
Microsoft Corp.	3.500%	2/12/35	23,520	22,697
Microsoft Corp.	3.450%	8/8/36	65,320	62,550
Microsoft Corp.	4.100%	2/6/37	45,385	47,251
Microsoft Corp.	4.450%	11/3/45	14,250	15,435
Microsoft Corp.	3.700%	8/8/46	61,115	58,867
Microsoft Corp.	4.250%	2/6/47	91,700	96,732
Oracle Corp.	2.500%	5/15/22	46,930	45,943
Oracle Corp.	2.950%	11/15/24	79,830	77,633
Oracle Corp.	2.950%	5/15/25	13,635	13,170
Oracle Corp.	3.250%	11/15/27	111,485	107,975
Oracle Corp.	4.000%	11/15/47	32,175	30,847

QUALCOMM Inc.	2.600%	1/30/23	26,010	24,922
QUALCOMM Inc.	2.900%	5/20/24	37,735	36,106
5 Tencent Holdings Ltd.	3.595%	1/19/28	57,300	54,507

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,543
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,088
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	21,293
Burlington Northern Santa Fe LLC	3.250%	6/15/27	12,315	12,033
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	22,068	23,344
CSX Corp.	4.300%	3/1/48	16,150	15,720
5 ERAC USA Finance LLC	2.350%	10/15/19	27,135	26,872
5 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,548
5 ERAC USA Finance LLC	7.000%	10/15/37	32,995	41,268
5 ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,009
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	15,916	16,629
FedEx Corp.	2.700%	4/15/23	23,430	22,534
FedEx Corp.	3.875%	8/1/42	5,095	4,580
FedEx Corp.	4.100%	4/15/43	20,500	18,872
FedEx Corp.	5.100%	1/15/44	18,015	18,925
Kansas City Southern	4.950%	8/15/45	16,985	17,455
5 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.950%	3/10/25	52,010	51,434
3 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	12,314	13,003
3 United Airlines 2018-1 Class B Pass
Through Trust	4.600%	3/1/26	7,780	7,792
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,422
United Parcel Service Inc.	4.875%	11/15/40	4,925	5,491
				10,165,043
Utilities (2.4%)
Electric (2.2%)
Alabama Power Co.	5.700%	2/15/33	15,000	17,110
Alabama Power Co.	3.750%	3/1/45	24,430	22,860
Alabama Power Co.	4.300%	7/15/48	28,015	28,226
Ameren Illinois Co.	3.800%	5/15/28	22,215	22,492
Ameren Illinois Co.	6.125%	12/15/28	54,000	60,841
Ameren Illinois Co.	3.700%	12/1/47	5,045	4,748
Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	50,652
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	11,840
Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,350
Commonwealth Edison Co.	3.650%	6/15/46	6,365	5,910
Commonwealth Edison Co.	4.000%	3/1/48	17,455	17,115
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	11,399
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	38,118
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,585
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	68,316
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	24,332
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,862
8 Dominion Energy Inc.	2.962%	7/1/19	18,210	18,230
Dominion Energy Inc.	5.200%	8/15/19	19,250	19,673
Dominion Energy Inc.	2.579%	7/1/20	23,655	23,300
Dominion Energy Inc.	3.625%	12/1/24	29,400	28,896
DTE Energy Co.	3.800%	3/15/27	9,550	9,368
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	50,894

Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,993
Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	15,776
Duke Energy Corp.	2.650%	9/1/26	11,775	10,693
Duke Energy Corp.	4.800%	12/15/45	44,700	47,065
Duke Energy Corp.	3.750%	9/1/46	9,940	8,888
Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,245
Duke Energy Florida LLC	6.400%	6/15/38	27,055	34,933
Duke Energy Progress LLC	6.300%	4/1/38	14,705	18,741
Duke Energy Progress LLC	4.100%	3/15/43	5,615	5,578
Duke Energy Progress LLC	4.200%	8/15/45	38,025	38,071
Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,293
Eversource Energy	4.500%	11/15/19	3,535	3,588
Eversource Energy	2.900%	10/1/24	17,450	16,615
Eversource Energy	3.150%	1/15/25	5,025	4,859
Eversource Energy	3.300%	1/15/28	14,410	13,731
Florida Power & Light Co.	5.650%	2/1/35	50,000	59,621
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,067
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,035
Florida Power & Light Co.	5.950%	2/1/38	39,215	48,843
Florida Power & Light Co.	5.690%	3/1/40	4,000	4,862
Florida Power & Light Co.	3.700%	12/1/47	17,370	16,405
Fortis Inc.	3.055%	10/4/26	28,565	26,537
Georgia Power Co.	4.750%	9/1/40	9,893	10,039
Georgia Power Co.	4.300%	3/15/42	24,885	24,052
Indiana Michigan Power Co.	4.250%	8/15/48	14,980	15,095
5 Massachusetts Electric Co.	5.900%	11/15/39	21,565	26,221
MidAmerican Energy Co.	4.250%	5/1/46	5,485	5,618
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,255	14,712
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	40,345	38,751
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	31,322
Northern States Power Co.	6.250%	6/1/36	50,000	62,925
Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,320
Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,819
Oglethorpe Power Corp.	4.250%	4/1/46	19,060	18,016
Oglethorpe Power Corp.	5.250%	9/1/50	17,220	18,652
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	2,853
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	11,547
Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	17,910
Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	11,998
Pacific Gas & Electric Co.	2.950%	3/1/26	4,860	4,395
Pacific Gas & Electric Co.	6.050%	3/1/34	13,840	15,477
Pacific Gas & Electric Co.	5.800%	3/1/37	50,567	55,833
Pacific Gas & Electric Co.	6.350%	2/15/38	2,830	3,247
Pacific Gas & Electric Co.	6.250%	3/1/39	14,255	16,162
Pacific Gas & Electric Co.	5.400%	1/15/40	78,135	83,029
Pacific Gas & Electric Co.	5.125%	11/15/43	22,455	23,198
Pacific Gas & Electric Co.	4.750%	2/15/44	5,445	5,348
Pacific Gas & Electric Co.	4.300%	3/15/45	2,878	2,670
Pacific Gas & Electric Co.	4.000%	12/1/46	9,755	8,606
Pacific Gas & Electric Co.	3.950%	12/1/47	9,671	8,490
PacifiCorp	2.950%	6/1/23	29,675	29,098
PacifiCorp	5.900%	8/15/34	12,500	14,879
PacifiCorp	6.250%	10/15/37	36,635	46,589
Potomac Electric Power Co.	6.500%	11/15/37	25,000	32,041
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,102

	San Diego Gas & Electric Co.	4.150%	5/15/48	4,500	4,473
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	33,976
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,262
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	9,630
	South Carolina Electric & Gas Co.	3.500%	8/15/21	22,575	22,544
	South Carolina Electric & Gas Co.	4.250%	8/15/28	24,800	24,828
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,438	1,552
	South Carolina Electric & Gas Co.	6.050%	1/15/38	44,155	50,381
	South Carolina Electric & Gas Co.	5.450%	2/1/41	2,945	3,192
	South Carolina Electric & Gas Co.	4.350%	2/1/42	3,305	3,223
	South Carolina Electric & Gas Co.	4.600%	6/15/43	7,251	7,334
	South Carolina Electric & Gas Co.	4.100%	6/15/46	10,400	9,677
	South Carolina Electric & Gas Co.	4.500%	6/1/64	3,490	3,229
	South Carolina Electric & Gas Co.	5.100%	6/1/65	29,850	30,592
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,153
	Southern California Edison Co.	3.700%	8/1/25	3,315	3,328
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,038
	Southern California Edison Co.	5.550%	1/15/37	50,475	57,167
	Southern California Edison Co.	5.950%	2/1/38	40,000	47,612
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,397
	Southern California Edison Co.	4.050%	3/15/42	15,662	15,081
	Southern California Edison Co.	3.900%	3/15/43	8,716	8,113
	Southern California Edison Co.	4.650%	10/1/43	16,640	17,287
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,194
	Southern California Edison Co.	4.000%	4/1/47	257	245
	Southern California Edison Co.	4.125%	3/1/48	9,858	9,548
	Southern Co.	2.450%	9/1/18	9,395	9,394
	Southern Co.	2.950%	7/1/23	48,400	46,671
	Southern Co.	3.250%	7/1/26	30,885	28,933
	Southern Co.	4.400%	7/1/46	15,635	15,016
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	11,909
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,507
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	33,695
	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,832
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,122
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	20,844
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	50,918

	Natural Gas (0.2%)
5	Boston Gas Co.	3.150%	8/1/27	5,385	5,124
5	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	61,247
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,896
5	Infraestructura Energetica Nova SAB de
	CV	4.875%	1/14/48	16,565	14,240
5	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,577
	Nisource Finance Corp.	5.250%	2/15/43	14,588	16,102
	NiSource Finance Corp.	4.800%	2/15/44	10,370	10,755
	Sempra Energy	2.875%	10/1/22	27,530	26,824
	Sempra Energy	3.250%	6/15/27	80,765	75,145

	Other Utility (0.0%)
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,424
	American Water Capital Corp.	4.200%	9/1/48	29,180	29,057
					2,553,858
Total Corporate Bonds (Cost $21,257,999)					21,369,253

Sovereign Bonds (1.8%)
5	CDP Financial Inc.	4.400%	11/25/19	40,000	40,751
5	Electricite de France SA	4.600%	1/27/20	50,000	51,006
5	Electricite de France SA	4.875%	1/22/44	1,775	1,825
5	Electricite de France SA	4.950%	10/13/45	15,100	15,612
	Equinor ASA	2.250%	11/8/19	22,515	22,387
	Equinor ASA	2.900%	11/8/20	57,210	57,073
	Equinor ASA	2.750%	11/10/21	32,860	32,455
	Equinor ASA	2.450%	1/17/23	15,017	14,581
	Equinor ASA	2.650%	1/15/24	14,000	13,518
	Equinor ASA	3.700%	3/1/24	25,320	25,714
	Equinor ASA	3.250%	11/10/24	29,975	29,698
	Export-Import Bank of Korea	1.750%	5/26/19	75,100	74,505
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	48,425
	Japan Bank for International Cooperation	2.250%	2/24/20	52,670	52,171
	Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,215
	Japan Bank for International Cooperation	2.125%	7/21/20	40,250	39,623
9	Japan Treasury Discount Bill	0.000%	10/22/18	18,000,000	162,030
9	Japan Treasury Discount Bill	0.000%	10/29/18	9,000,000	81,012
5	Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	30,226
5	Kingdom of Saudi Arabia	2.875%	3/4/23	48,885	47,078
5	Kingdom of Saudi Arabia	4.000%	4/17/25	44,185	44,194
	Korea Development Bank	2.500%	3/11/20	78,800	77,745
5	Petroleos Mexicanos	6.350%	2/12/48	33,975	30,294
	Province of Ontario	4.000%	10/7/19	56,415	57,078
	Province of Ontario	4.400%	4/14/20	50,000	51,191
	Province of Ontario	2.500%	4/27/26	40,160	38,146
	Province of Quebec	2.500%	4/20/26	145,430	139,009
5	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	62,500	61,556
5	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	62,500	59,344
5	Sinopec Group Overseas Development
	2017 Ltd.	3.000%	4/12/22	31,000	30,206
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	51,324
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	60,657
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	27,436
5	State of Kuwait	2.750%	3/20/22	4,255	4,162
5	State of Qatar	5.250%	1/20/20	53,430	54,890
5	State of Qatar	2.375%	6/2/21	55,190	53,593
5	State of Qatar	3.875%	4/23/23	71,330	71,533
5	State of Qatar	5.103%	4/23/48	29,730	30,363
5	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	43,405
5	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	37,122
Total Sovereign Bonds (Cost $1,907,997)					1,895,153
Taxable Municipal Bonds (1.7%)
	Atlanta GA Downtown Development
	Authority Revenue	6.875%	2/1/21	4,265	4,494
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	33,765	46,831
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	33,915	49,966
	California GO	5.700%	11/1/21	16,840	18,225

	California GO	7.550%	4/1/39	30,325	44,973
	California GO	7.300%	10/1/39	11,800	16,686
	California GO	7.350%	11/1/39	66,875	94,801
	California GO	7.625%	3/1/40	1,275	1,888
	California GO	7.600%	11/1/40	29,920	45,209
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	8,545	10,463
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	25,680	26,805
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	8,970	11,784
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	1,790	2,210
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	54,480	70,178
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	29,855	38,457
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	38,970
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	44,651	54,508
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	40,435	47,087
	Houston TX GO	6.290%	3/1/32	22,740	26,233
	Illinois Finance Authority	4.545%	10/1/18	29,580	29,614
	Illinois GO	5.100%	6/1/33	44,360	42,812
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	36,608
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	10,350	11,286
10	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	50,000	57,065
	Los Angeles CA Community College
	District GO	6.750%	8/1/49	13,625	19,926
	Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	67,355
	Louisville & Jefferson County KY
	Metropolitan Sewer District Sewer &
	Drainage System Revenue	6.250%	5/15/43	19,000	25,357
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	21,685	27,707
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	26,921
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	51,100
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,620
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	2,030	2,119
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	16,995	22,123
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	4,000	5,341
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	15,889
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	20,431
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	111,295	109,353

North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	87,480
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	31,955
Oregon GO	5.902%	8/1/38	19,510	23,874
10 Oregon School Boards Association GO	5.528%	6/30/28	50,000	55,705
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	14,593
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	12,617
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	48,460	51,523
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	21,985	24,809
Regents of the University of California
Revenue	3.063%	7/1/25	49,360	48,430
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	15,384
Stanford University	6.875%	2/1/24	34,745	40,929
Stanford University	7.650%	6/15/26	29,000	37,277
University of California Regents Medical
Center Revenue	6.548%	5/15/48	18,650	24,906
University of California Regents Medical
Center Revenue	6.583%	5/15/49	21,260	28,378
University of California Revenue	4.601%	5/15/31	21,975	23,463
University of California Revenue	5.770%	5/15/43	24,325	29,896
University of California Revenue	4.765%	5/15/44	5,980	6,344
University of California Revenue	3.931%	5/15/45	22,370	22,319
Total Taxable Municipal Bonds (Cost $1,590,715)				1,806,277
			Shares
Temporary Cash Investments (2.9%)
Money Market Fund (0.0%)
11 Vanguard Market Liquidity Fund	2.153%		1,516	152

			Face
		Maturity	Amount
		Date	($000)
Commercial Paper (0.2%)
12 Chevron Corp.	1.952%	9/21/18	70,000	69,920
Exxon Mobil Corp.	1.952%	9/19/18	150,000	149,841
				219,761
Repurchase Agreements (2.5%)
Bank of America Securities, LLC
(Dated 8/31/18, Repurchase Value
$62,814,000, collateralized by Federal
National Mortgage Assn. 4.000%-
4.500%, 1/1/47-5/1/48, with a value of
$64,056,000)	1.970%	9/4/18	62,800	62,800
Citigroup Global Markets Inc.
(Dated 8/31/18, Repurchase Value
$330,772,000, collateralized by U.S.
Treasury Note/Bond 1.625%-2.750%,
6/30/19-4/30/23, with a value of
$337,314,000)	1.950%	9/4/18	330,700	330,700

Deutsche Bank Securities, Inc.
(Dated 8/31/18, Repurchase Value
$73,916,000, collateralized by Federal
National Mortgage Assn. 3.500%-
4.000%, 2/1/48-4/1/48, U.S. Treasury
Note/Bond 2.750%, 8/31/23, with a value
of $75,378,000)	1.970%	9/4/18	73,900	73,900
HSBC Bank USA
(Dated 8/31/18, Repurchase Value
$276,360,000, collateralized by U.S.
Treasury Bill 0.000%, 9/13/18-11/8/18
U.S. Treasury Note/Bond 0.125%-
6.125%, 4/15/19-8/15/47, with a value of
$281,826,000)	1.940%	9/4/18	276,300	276,300
HSBC Bank USA
(Dated 8/31/18, Repurchase Value
$267,458,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
4.000%, 10/1/31-6/1/42, Federal National
Mortgage Assn. 3.500%-4.500%, 1/1/48-
7/1/48, with a value of $272,748,000)	1.950%	9/4/18	267,400	267,400
Nomura International PLC
(Dated 8/31/18, Repurchase Value
$605,131,000, collateralized by U.S.
Treasury Bill 0.000%, 2/28/19, U.S.
Treasury Note/Bond 0.375%-8.125%,
1/31/20-5/15/48, with a value of
$617,100,000)	1.950%	9/4/18	605,000	605,000
RBC Capital Markets LLC
(Dated 8/31/18, Repurchase Value
$156,234,000, collateralized by Federal
National Mortgage Assn. 2.000%-
4.646%, 2/1/19-6/1/48, Government
National Mortgage Assn. 3.000%,
10/20/46, with a value of $159,324,000)	1.950%	9/4/18	156,200	156,200
TD Securities (USA) LLC
(Dated 8/31/18, Repurchase Value
$207,245,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
4/1/48, Federal National Mortgage Assn.
4.000%, 10/1/43-9/1/44, Government
National Mortgage Assn. 4.000%,
5/20/48 with a value of $211,344,000)	1.960%	9/4/18	207,200	207,200
Wells Fargo & Co.
(Dated 8/31/18, Repurchase Value
$654,143,000, collateralized by Federal
Home Loan Mortgage Corp. 2.064%-
6.500%, 10/15/18-8/1/48, Federal Farm
Credit Bank 2.730%, 12/20/27, Federal
National Mortgage Assn. 2.500%-
6.742%, 8/20/22-9/1/48, Government
National Mortgage Assn. 3.500%-
4.500%, 5/20/48-8/20/48, with a value of
$667,080,000)	1.970%	9/4/18	654,000	654,000
				2,633,500

U.	S. Government and Agency Obligations (0.2%)

United States Treasury Bill

1.972%–1.973%

10/25/18 211,000

210,403

United States Treasury Bill	2.245%–2.299%	6/20/19	28,450	27,920
				238,323
Total Temporary Cash Investments (Cost $3,091,747)				3,091,736
Total Investments (99.9%) (Cost $79,892,740)				105,604,275
Other Assets and Liabilities-Net (0.1%)				143,557
Net Assets (100%)				105,747,832

*	Non-income-producing security.
1	Securities with a value of $6,966,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2018.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $5,185,760,000, representing 4.9% of net assets.
6	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
7	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
8	Adjustable-rate security.
9	Face amount denominated in Japanese yen.
10	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2018, the value of these securities was $69,920,000, representing 0.1% of net assets.
ADR—American Depositary Receipt. GDR—Global Depositary Receipt. GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2018	6,879	780,068	800

Short Futures Contracts
10-Year U.S. Treasury Note	December 2018	(3,740)	(449,793)	(836)
2-Year U.S. Treasury Note	December 2018	(2,135)	(451,252)	(138)
Ultra Long U.S. Treasury Bond	December 2018	(1,454)	(231,640)	565
				(409)

Wellington Fund

391

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	10/22/18	USD	162,919	JPY	18,000,000	306
Citibank, N.A.	10/29/18	USD	81,527	JPY	9,000,000	178
						484
JPY—Japanese yen.
USD—U.S. dollar.

At August 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $2,206,000 and cash of $708,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's

Wellington Fund

pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of

Wellington Fund

securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts

Wellington Fund

only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	61,288,342	8,289,823	—
U.S. Government and Agency Obligations	—	6,478,799	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,384,892	—
Corporate Bonds	—	21,369,253	—
Sovereign Bonds	—	1,895,153	—
Taxable Municipal Bonds	—	1,806,277	—

Wellington Fund

Temporary Cash Investments	152	3,091,584	—
Futures Contracts—Assets[1]	835	—	—
Futures Contracts—Liabilities[1]	(609)	—	—
Forward Currency Contracts—Assets	—	484	—
Total	61,288,720	44,316,265	—
1 Represents variation margin on the last day of the reporting period.

Vanguard U.S. Value Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (15.5%)
	Ford Motor Co.	34,459	327
	Carnival Corp.	4,379	269
	General Motors Co.	6,078	219
	Comcast Corp. Class A	5,919	219
	Walt Disney Co.	1,865	209
	Target Corp.	2,186	191
*	Mohawk Industries Inc.	728	139
	Haverty Furniture Cos. Inc.	4,264	94
*	El Pollo Loco Holdings Inc.	6,993	83
	Tenneco Inc.	1,905	82
*	American Axle & Manufacturing Holdings Inc.	4,583	81
	Signet Jewelers Ltd.	1,237	79
	H&R Block Inc.	2,890	78
*	Del Taco Restaurants Inc.	6,023	78
*	Liberty Broadband Corp.	937	76
*	Discovery Communications Inc. Class A	2,728	76
	Foot Locker Inc.	1,538	76
	Standard Motor Products Inc.	1,399	71
	Gap Inc.	2,151	65
	Penske Automotive Group Inc.	1,215	64
*	MSG Networks Inc.	2,500	61
*	ZAGG Inc.	3,749	61
	Viacom Inc. Class B	2,072	61
	BorgWarner Inc.	1,355	59
	Bed Bath & Beyond Inc.	3,258	58
*	DISH Network Corp. Class A	1,643	58
*	AutoZone Inc.	75	58
*	Norwegian Cruise Line Holdings Ltd.	1,052	56
	Adient plc	1,300	56
	Royal Caribbean Cruises Ltd.	458	56
	Thor Industries Inc.	578	55
*	AutoNation Inc.	1,203	55
	Tower International Inc.	1,555	53
	Macy's Inc.	1,414	52
*	Gray Television Inc.	2,934	51
	PulteGroup Inc.	1,807	51
*	Qurate Retail Group Inc. QVC Group Class A	2,423	50
	International Speedway Corp. Class A	1,137	50
*	Avis Budget Group Inc.	1,586	49
	Cooper Tire & Rubber Co.	1,656	48
	Goodyear Tire & Rubber Co.	2,083	47
*	Michaels Cos. Inc.	2,770	47
	Toll Brothers Inc.	1,289	47
	Kohl's Corp.	585	46
	Dana Inc.	2,357	46
	Office Depot Inc.	13,249	44
	National CineMedia Inc.	4,660	42
	Shoe Carnival Inc.	871	39
*	Helen of Troy Ltd.	320	38

Aaron's Inc.	763	38
* Laureate Education Inc. Class A	2,339	37
Marcus Corp.	904	37
Dick's Sporting Goods Inc.	969	36
Travelport Worldwide Ltd.	1,939	36
* Sally Beauty Holdings Inc.	2,328	36
Group 1 Automotive Inc.	465	36
Gannett Co. Inc.	3,467	36
Sonic Automotive Inc. Class A	1,600	34
* Party City Holdco Inc.	2,202	34
Nexstar Media Group Inc. Class A	412	34
AMC Entertainment Holdings Inc. Class A	1,735	33
* K12 Inc.	1,950	32
Graham Holdings Co. Class B	56	32
* Hertz Global Holdings Inc.	1,773	31
Big Lots Inc.	723	31
* TRI Pointe Group Inc.	2,064	30
Caleres Inc.	729	30
AMERCO	77	29
Walmart Inc.	301	29
Sonic Corp.	799	29
* Taylor Morrison Home Corp. Class A	1,462	28
* Meritor Inc.	1,281	28
* Conn's Inc.	668	27
Dillard's Inc. Class A	348	27
KB Home	1,094	27
* Liberty Expedia Holdings Inc. Class A	585	27
Hyatt Hotels Corp. Class A	348	27
* MDC Partners Inc. Class A	5,546	27
* J. Jill Inc.	4,444	27
Lions Gate Entertainment Corp. Class A	1,133	27
Ethan Allen Interiors Inc.	1,195	27
* Cooper-Standard Holdings Inc.	191	26
* Eastman Kodak Co.	8,103	26
TEGNA Inc.	2,244	26
* Express Inc.	2,320	26
* Horizon Global Corp.	3,303	26
MDC Holdings Inc.	807	26
* Meritage Homes Corp.	592	26
Sinclair Broadcast Group Inc. Class A	872	25
* Francesca's Holdings Corp.	3,980	25
Brinker International Inc.	551	24
Chico's FAS Inc.	2,673	24
La-Z-Boy Inc.	711	24
GameStop Corp. Class A	1,740	23
Entravision Communications Corp. Class A	4,379	23
Lear Corp.	134	22
* Barnes & Noble Education Inc.	3,508	21
* Zumiez Inc.	668	21
Winnebago Industries Inc.	562	21
Matthews International Corp. Class A	371	19
Harley-Davidson Inc.	447	19
* Nautilus Inc.	1,298	19
* Habit Restaurants Inc. Class A	1,115	18
Meredith Corp.	319	16
* MarineMax Inc.	729	16
* Hibbett Sports Inc.	771	16
Buckle Inc.	566	15

Cato Corp. Class A	679	15
* Regis Corp.	665	14
* Stoneridge Inc.	471	14
* Asbury Automotive Group Inc.	189	14
* Vera Bradley Inc.	955	14
Tailored Brands Inc.	545	13
Cinemark Holdings Inc.	339	13
DSW Inc. Class A	369	12
Newell Brands Inc.	559	12
Entercom Communications Corp. Class A	1,508	12
* AMC Networks Inc. Class A	188	12
* Murphy USA Inc.	142	12
Ralph Lauren Corp. Class A	88	12
* Cars.com Inc.	432	12
Autoliv Inc.	129	12
Superior Industries International Inc.	524	11
Carriage Services Inc. Class A	466	11
* Liberty Media Corp-Liberty SiriusXM C	223	11
Hooker Furniture Corp.	246	10
Abercrombie & Fitch Co.	461	10
Williams-Sonoma Inc.	142	10
* M/I Homes Inc.	373	10
* Genesco Inc.	186	9
Barnes & Noble Inc.	1,797	9
* Sportsman's Warehouse Holdings Inc.	1,597	9
* Bridgepoint Education Inc. Class A	741	9
Movado Group Inc.	200	9
Citi Trends Inc.	261	8
Big 5 Sporting Goods Corp.	1,414	8
Gentex Corp.	298	7
American Eagle Outfitters Inc.	237	6
Nielsen Holdings plc	233	6
Pier 1 Imports Inc.	3,225	6
Whirlpool Corp.	47	6
Extended Stay America Inc.	269	5
New Media Investment Group Inc.	247	4
		6,009
Consumer Staples (4.2%)
CVS Health Corp.	2,900	218
Mondelez International Inc. Class A	4,243	181
Walgreens Boots Alliance Inc.	2,643	181
Kraft Heinz Co.	2,539	148
General Mills Inc.	3,173	146
Kroger Co.	3,131	99
Ingles Markets Inc. Class A	1,996	72
Tootsie Roll Industries Inc.	2,241	65
Molson Coors Brewing Co. Class B	906	60
JM Smucker Co.	487	50
Tyson Foods Inc. Class A	731	46
* Post Holdings Inc.	472	46
* Pilgrim's Pride Corp.	2,393	44
Coca-Cola European Partners plc	1,001	43
Andersons Inc.	863	35
Sanderson Farms Inc.	285	30
Weis Markets Inc.	621	29
Bunge Ltd.	369	24
* Hostess Brands Inc. Class A	2,034	24

Universal Corp.	385	23
SpartanNash Co.	835	18
* US Foods Holding Corp.	514	17
Fresh Del Monte Produce Inc.	442	17
Archer-Daniels-Midland Co.	264	13
Dean Foods Co.	201	1
		1,630
Energy (10.9%)
Kinder Morgan Inc.	14,429	255
Marathon Petroleum Corp.	2,735	225
Phillips 66	1,713	203
Chevron Corp.	1,653	196
Valero Energy Corp.	1,404	166
Exxon Mobil Corp.	2,018	162
Cimarex Energy Co.	1,430	121
* Centennial Resource Development Inc. Class A	5,775	111
Diamondback Energy Inc.	918	111
* Parsley Energy Inc. Class A	3,554	99
* ProPetro Holding Corp.	6,205	94
* Keane Group Inc.	7,244	89
* Par Pacific Holdings Inc.	3,762	76
* Chesapeake Energy Corp.	15,736	70
PBF Energy Inc. Class A	1,323	69
Range Resources Corp.	4,083	67
* Antero Resources Corp.	3,572	66
Peabody Energy Corp.	1,511	62
* Newfield Exploration Co.	2,104	57
HollyFrontier Corp.	765	57
* PDC Energy Inc.	1,025	54
* Resolute Energy Corp.	1,587	52
* W&T Offshore Inc.	7,656	52
Murphy Oil Corp.	1,680	52
* Gulfport Energy Corp.	4,319	51
* Ultra Petroleum Corp.	38,647	51
* Southwestern Energy Co.	8,964	50
CNX Resources Corp.	3,125	50
* Denbury Resources Inc.	8,904	50
* Smart Sand Inc.	9,886	49
Anadarko Petroleum Corp.	751	48
Warrior Met Coal Inc.	1,991	48
ConocoPhillips	642	47
* Bonanza Creek Energy Inc.	1,518	47
* Northern Oil and Gas Inc.	13,526	47
* Oasis Petroleum Inc.	3,323	45
* Unit Corp.	1,647	43
* Sanchez Energy Corp.	16,409	43
Delek US Holdings Inc.	761	42
* Laredo Petroleum Inc.	4,998	41
* Sunrun Inc.	3,140	41
* WildHorse Resource Development Corp.	1,815	39
SM Energy Co.	1,251	38
Arch Coal Inc. Class A	412	37
McDermott International Inc.	1,888	37
* Carrizo Oil & Gas Inc.	1,461	35
* QEP Resources Inc.	3,509	35
* First Solar Inc.	665	35
* Extraction Oil & Gas Inc.	2,995	35

* HighPoint Resources Corp.	5,824	32
* Abraxas Petroleum Corp.	13,684	31
* Callon Petroleum Co.	2,643	30
* SandRidge Energy Inc.	1,846	29
Mammoth Energy Services Inc.	1,047	29
* Penn Virginia Corp.	319	28
* SRC Energy Inc.	2,852	27
* Renewable Energy Group Inc.	937	25
* Rowan Cos. plc Class A	1,654	23
* EP Energy Corp. Class A	13,258	23
Marathon Oil Corp.	1,022	22
* REX American Resources Corp.	262	21
* Diamond Offshore Drilling Inc.	1,189	21
* C&J Energy Services Inc.	983	21
* Solaris Oilfield Infrastructure Inc. Class A	1,185	20
* Cloud Peak Energy Inc.	8,210	19
* Halcon Resources Corp.	4,011	18
* Helix Energy Solutions Group Inc.	1,957	18
World Fuel Services Corp.	581	16
* Matrix Service Co.	724	15
* Alta Mesa Resources Inc.	2,839	13
CVR Energy Inc.	315	12
Occidental Petroleum Corp.	146	12
Noble Energy Inc.	387	12
* SunCoke Energy Inc.	1,024	11
* Ring Energy Inc.	942	11
* Exterran Corp.	395	11
* Newpark Resources Inc.	739	8
Archrock Inc.	563	7
RPC Inc.	479	7
* Talos Energy Inc.	181	6
Apache Corp.	135	6
		4,234
Financial Services (27.7%)
Bank of New York Mellon Corp.	5,253	274
Bank of America Corp.	8,721	270
Capital One Financial Corp.	2,331	231
Prudential Financial Inc.	2,342	230
Citigroup Inc.	3,220	229
Goldman Sachs Group Inc.	896	213
Allstate Corp.	2,110	212
SunTrust Banks Inc.	2,884	212
MetLife Inc.	4,478	206
American International Group Inc.	3,686	196
Morgan Stanley	3,959	193
JPMorgan Chase & Co.	1,616	185
Chubb Ltd.	1,368	185
Wells Fargo & Co.	3,080	180
Travelers Cos. Inc.	1,362	179
BB&T Corp.	3,402	176
Aflac Inc.	3,626	168
US Bancorp	2,930	159
PNC Financial Services Group Inc.	1,043	150
State Street Corp.	1,631	142
* Brighthouse Financial Inc.	3,375	140
* OneMain Holdings Inc.	3,600	132
Alleghany Corp.	175	111

American Financial Group Inc.	943	105
M&T Bank Corp.	570	101
Santander Consumer USA Holdings Inc.	4,454	96
NorthStar Realty Europe Corp.	6,860	94
Signature Bank	770	89
Assured Guaranty Ltd.	2,161	88
Cadence BanCorp Class A	3,082	87
Regions Financial Corp.	4,425	86
Radian Group Inc.	3,893	79
Lincoln National Corp.	1,171	77
CNO Financial Group Inc.	3,461	75
Pinnacle Financial Partners Inc.	1,151	74
* MGIC Investment Corp.	5,544	71
Franklin Resources Inc.	2,220	70
CNA Financial Corp.	1,566	70
Citizens Financial Group Inc.	1,644	68
Ally Financial Inc.	2,406	65
Sterling Bancorp	2,810	64
* Athene Holding Ltd. Class A	1,282	64
Stifel Financial Corp.	1,139	64
Oritani Financial Corp.	3,822	62
IBERIABANK Corp.	692	60
* Essent Group Ltd.	1,343	58
BankUnited Inc.	1,491	58
Navient Corp.	4,188	57
Popular Inc.	1,134	57
FNB Corp.	4,176	56
United Bankshares Inc.	1,406	55
* Cowen Inc. Class A	3,602	55
Voya Financial Inc.	1,092	55
Cathay General Bancorp	1,276	54
RenaissanceRe Holdings Ltd.	404	54
Janus Henderson Group plc	1,894	54
KeyCorp	2,502	53
Axis Capital Holdings Ltd.	912	52
Old Republic International Corp.	2,364	52
Hancock Whitney Corp.	1,013	52
Synchrony Financial	1,648	52
CIT Group Inc.	962	52
* Arch Capital Group Ltd.	1,701	52
Reinsurance Group of America Inc. Class A	363	52
iStar Inc.	4,592	51
First American Financial Corp.	900	51
Principal Financial Group Inc.	924	51
Fifth Third Bancorp	1,730	51
Everest Re Group Ltd.	226	50
Loews Corp.	999	50
ConnectOne Bancorp Inc.	2,023	50
Hartford Financial Services Group Inc.	976	49
People's United Financial Inc.	2,574	48
Jernigan Capital Inc.	2,374	48
* Bank OZK	1,169	47
Unum Group	1,282	47
* Customers Bancorp Inc.	1,914	47
Legg Mason Inc.	1,501	47
Invesco Ltd.	1,864	45
Assurant Inc.	435	45
OFG Bancorp	2,646	43

Realogy Holdings Corp.	1,958	42
PacWest Bancorp	818	41
* First BanCorp (New York Shares)	4,596	40
Hilltop Holdings Inc.	1,822	38
Jefferies Financial Group Inc.	1,624	38
Simmons First National Corp. Class A	1,184	37
* HomeStreet Inc.	1,253	37
First Hawaiian Inc.	1,266	37
* Ambac Financial Group Inc.	1,735	37
American National Insurance Co.	270	35
New York Community Bancorp Inc.	3,182	34
PennyMac Financial Services Inc. Class A	1,592	34
First Horizon National Corp.	1,807	33
* Third Point Reinsurance Ltd.	2,470	33
Medical Properties Trust Inc.	2,192	33
Great Western Bancorp Inc.	757	33
Piper Jaffray Cos.	415	32
Arlington Asset Investment Corp. Class A	3,114	32
Nelnet Inc. Class A	549	32
GAIN Capital Holdings Inc.	4,234	31
Valley National Bancorp	2,588	31
Opus Bank	1,086	31
National Western Life Group Inc. Class A	94	31
First Interstate BancSystem Inc. Class A	652	30
Global Net Lease Inc.	1,384	30
* Encore Capital Group Inc.	773	30
Associated Banc-Corp	1,075	29
Midland States Bancorp Inc.	846	29
Waddell & Reed Financial Inc. Class A	1,452	29
American Equity Investment Life Holding Co.	775	29
First Citizens BancShares Inc. Class A	60	29
United Insurance Holdings Corp.	1,362	28
Huntington Bancshares Inc.	1,740	28
Chemical Financial Corp.	484	28
Zions Bancorporation	512	27
Peapack Gladstone Financial Corp.	810	27
Argo Group International Holdings Ltd.	420	27
Old National Bancorp	1,315	27
Maiden Holdings Ltd.	7,015	27
United Financial Bancorp Inc.	1,476	26
* EZCORP Inc. Class A	2,355	26
Umpqua Holdings Corp.	1,216	26
Washington Federal Inc.	756	26
* Flagstar Bancorp Inc.	773	26
Wintrust Financial Corp.	288	26
Heritage Insurance Holdings Inc.	1,730	25
Raymond James Financial Inc.	271	25
Home BancShares Inc.	1,048	25
Virtus Investment Partners Inc.	187	24
Hope Bancorp Inc.	1,374	24
Dime Community Bancshares Inc.	1,325	24
First Midwest Bancorp Inc.	878	24
Affiliated Managers Group Inc.	163	24
HCI Group Inc.	585	24
Ameriprise Financial Inc.	161	23
* NMI Holdings Inc. Class A	1,055	23
Independent Bank Group Inc.	324	22
* Bancorp Inc.	2,205	22

Sabra Health Care REIT Inc.	919	22
Banc of California Inc.	954	19
Columbia Banking System Inc.	443	19
Fidelity Southern Corp.	756	18
Berkshire Hills Bancorp Inc.	430	18
Meta Financial Group Inc.	207	18
Park Hotels & Resorts Inc.	535	18
Discover Financial Services	228	18
Synovus Financial Corp.	343	17
* First Data Corp. Class A	665	17
Columbia Property Trust Inc.	705	17
* SLM Corp.	1,377	16
Willis Towers Watson plc	109	16
Brookline Bancorp Inc.	859	16
Towne Bank	477	16
* Veritex Holdings Inc.	504	15
Prosperity Bancshares Inc.	206	15
Fidelity National Financial Inc.	381	15
WSFS Financial Corp.	307	15
BOK Financial Corp.	145	15
* Franklin Financial Network Inc.	376	15
Universal Insurance Holdings Inc.	319	14
Comerica Inc.	139	14
Mercury General Corp.	247	13
TCF Financial Corp.	515	13
* TriState Capital Holdings Inc.	436	13
Investors Bancorp Inc.	1,011	13
WesBanco Inc.	256	13
LegacyTexas Financial Group Inc.	269	12
S&T Bancorp Inc.	265	12
* World Acceptance Corp.	103	12
Apple Hospitality REIT Inc.	690	12
International Bancshares Corp.	257	12
Heartland Financial USA Inc.	198	12
Employers Holdings Inc.	261	12
Banner Corp.	186	12
First Commonwealth Financial Corp.	714	12
Fulton Financial Corp.	657	12
Horace Mann Educators Corp.	258	12
Braemar Hotels & Resorts Inc.	1,029	12
Walker & Dunlop Inc.	217	12
Trustmark Corp.	332	12
UMB Financial Corp.	156	12
First Bancorp	281	12
Renasant Corp.	251	12
* First Foundation Inc.	723	12
First Merchants Corp.	242	12
NBT Bancorp Inc.	286	12
Bryn Mawr Bank Corp.	236	12
BancorpSouth Bank	329	11
Northwest Bancshares Inc.	626	11
Univest Corp. of Pennsylvania	400	11
* Pacific Premier Bancorp Inc.	287	11
TrustCo Bank Corp. NY	1,227	11
James River Group Holdings Ltd.	277	11
InfraREIT Inc.	542	11
Southside Bancshares Inc.	318	11
Virtu Financial Inc. Class A	519	11

OceanFirst Financial Corp.	382	11
First Busey Corp.	345	11
Capitol Federal Financial Inc.	836	11
Provident Financial Services Inc.	436	11
* Enstar Group Ltd.	51	11
United Community Banks Inc.	358	11
CorEnergy Infrastructure Trust Inc.	290	11
Central Pacific Financial Corp.	374	11
Sandy Spring Bancorp Inc.	267	10
Hanover Insurance Group Inc.	85	10
Lakeland Bancorp Inc.	539	10
South State Corp.	125	10
* Omega Healthcare Investors Inc.	311	10
Select Income REIT	500	10
Boston Private Financial Holdings Inc.	694	10
Hanmi Financial Corp.	380	10
National General Holdings Corp.	343	9
CoreCivic Inc.	331	9
Torchmark Corp.	88	8
EPR Properties	93	7
Federal Agricultural Mortgage Corp.	80	6
Kemper Corp.	64	5
Seritage Growth Properties Class A	95	5
Safety Insurance Group Inc.	50	5
* Seacoast Banking Corp. of Florida	149	5
United Fire Group Inc.	90	4
Enterprise Financial Services Corp.	78	4
1st Source Corp.	74	4
TriCo Bancshares	99	4
Houlihan Lokey Inc. Class A	48	2
		10,697
Health Care (4.4%)
HCA Healthcare Inc.	1,959	263
Cigna Corp.	957	180
McKesson Corp.	1,078	139
* Acadia Healthcare Co. Inc.	2,348	98
* United Therapeutics Corp.	693	85
* Mylan NV	2,133	83
Patterson Cos. Inc.	3,068	69
* Mallinckrodt plc	1,949	67
* MEDNAX Inc.	1,355	64
Universal Health Services Inc. Class B	432	56
National HealthCare Corp.	684	53
Cardinal Health Inc.	950	50
* MiMedx Group Inc.	8,125	43
* Premier Inc. Class A	918	41
Owens & Minor Inc.	2,152	37
Allergan plc	188	36
* PDL BioPharma Inc.	14,605	35
* Innoviva Inc.	1,983	29
Anthem Inc.	107	28
* Prestige Consumer Healthcare Inc.	682	26
Perrigo Co. plc	341	26
Gilead Sciences Inc.	342	26
* Lannett Co. Inc.	4,820	26
Medtronic plc	260	25
* Magellan Health Inc.	318	23

Humana Inc.	61	20
* Assertio Therapeutics Inc.	2,846	18
* Select Medical Holdings Corp.	689	14
* Laboratory Corp. of America Holdings	46	8
* AngioDynamics Inc.	272	6
Quest Diagnostics Inc.	51	6
Zimmer Biomet Holdings Inc.	39	5
* Triple-S Management Corp. Class B	59	1
		1,686
Materials & Processing (6.3%)
LyondellBasell Industries NV Class A	1,430	161
Louisiana-Pacific Corp.	2,689	78
WestRock Co.	1,397	77
* Owens-Illinois Inc.	3,903	69
Commercial Metals Co.	3,090	67
United States Steel Corp.	2,216	66
Mosaic Co.	2,055	64
* Verso Corp.	2,046	64
PH Glatfelter Co.	3,253	63
Worthington Industries Inc.	1,326	62
Olin Corp.	1,930	59
Acuity Brands Inc.	386	59
Schnitzer Steel Industries Inc.	2,215	58
Aceto Corp.	17,170	57
Freeport-McMoRan Inc.	4,038	57
* Armstrong Flooring Inc.	3,240	57
Quanex Building Products Corp.	3,328	55
* Clearwater Paper Corp.	1,727	50
Westlake Chemical Corp.	505	48
Rayonier Advanced Materials Inc.	2,224	46
Reliance Steel & Aluminum Co.	518	45
* Cleveland-Cliffs Inc.	4,368	44
* Unifi Inc.	1,348	43
Owens Corning	756	43
* Kraton Corp.	903	42
Carpenter Technology Corp.	678	40
Eastman Chemical Co.	406	39
* BMC Stock Holdings Inc.	1,723	39
US Silica Holdings Inc.	1,802	38
Tronox Ltd. Class A	2,210	36
Greif Inc. Class A	634	35
* AdvanSix Inc.	1,027	35
Belden Inc.	461	33
* Tahoe Resources Inc.	9,510	33
Stepan Co.	341	30
* Foundation Building Materials Inc.	2,142	30
Apogee Enterprises Inc.	597	29
* Veritiv Corp.	536	26
NN Inc.	1,195	24
Minerals Technologies Inc.	338	23
Olympic Steel Inc.	1,023	23
Kronos Worldwide Inc.	1,058	21
Nucor Corp.	339	21
* Platform Specialty Products Corp.	1,505	20
Steel Dynamics Inc.	433	20
International Paper Co.	372	19
Hecla Mining Co.	6,607	19

Griffon Corp.	1,018	19
* Ryerson Holding Corp.	1,740	18
* Century Aluminum Co.	1,418	18
* Intrepid Potash Inc.	5,182	18
Caesarstone Ltd.	825	16
Ball Corp.	347	14
Domtar Corp.	279	14
* NCI Building Systems Inc.	760	13
* Alcoa Corp.	276	12
* TimkenSteel Corp.	845	12
Trinseo SA	153	12
* Coeur Mining Inc.	2,067	12
Chemours Co.	265	12
FMC Corp.	135	11
* Nexeo Solutions Inc.	1,149	11
* GMS Inc.	453	11
Newmont Mining Corp.	360	11
Kaiser Aluminum Corp.	101	11
Schweitzer-Mauduit International Inc.	256	10
Sonoco Products Co.	118	7
Innophos Holdings Inc.	104	5
		2,434
Other (0.0%)
* Yandex NV Class A	367	12

Producer Durables (13.0%)
Delta Air Lines Inc.	5,020	294
General Electric Co.	19,130	248
Johnson Controls International plc	6,477	245
FedEx Corp.	870	212
Eaton Corp. plc	2,257	188
Southwest Airlines Co.	2,932	180
Cummins Inc.	1,177	167
* MasTec Inc.	3,454	151
* WESCO International Inc.	1,674	102
Air Lease Corp. Class A	1,982	92
* Engility Holdings Inc.	2,443	85
* United Rentals Inc.	513	80
* Darling Ingredients Inc.	3,605	71
* United Continental Holdings Inc.	784	69
* AerCap Holdings NV	1,153	66
Xerox Corp.	2,310	64
Ryder System Inc.	825	63
* TrueBlue Inc.	2,153	63
* JetBlue Airways Corp.	3,244	62
Alaska Air Group Inc.	917	62
* AECOM	1,802	61
ACCO Brands Corp.	4,848	60
Trinity Industries Inc.	1,653	59
* Quanta Services Inc.	1,706	59
Norfolk Southern Corp.	330	57
Arconic Inc.	2,558	57
Knight-Swift Transportation Holdings Inc.	1,618	55
AGCO Corp.	918	55
Triton International Ltd.	1,396	53
Briggs & Stratton Corp.	2,578	52
Terex Corp.	1,301	50

American Railcar Industries Inc.	1,071	49
* CAI International Inc.	1,813	49
SkyWest Inc.	743	49
* Atlas Air Worldwide Holdings Inc.	784	48
Pentair plc	1,093	48
Herman Miller Inc.	1,192	46
* Tutor Perini Corp.	2,229	45
ArcBest Corp.	933	45
* Spirit Airlines Inc.	908	43
GATX Corp.	474	40
Kelly Services Inc. Class A	1,584	40
American Airlines Group Inc.	978	40
* Milacron Holdings Corp.	1,854	39
Greenbrier Cos. Inc.	674	39
* Stericycle Inc.	633	39
KBR Inc.	1,835	38
* Textainer Group Holdings Ltd.	2,533	38
Quad/Graphics Inc.	1,655	38
Aircastle Ltd.	1,745	36
Hawaiian Holdings Inc.	875	36
Wabash National Corp.	1,987	36
* Covenant Transportation Group Inc. Class A	1,213	36
* SPX FLOW Inc.	747	36
Steelcase Inc. Class A	2,384	35
* Atkore International Group Inc.	1,266	35
Union Pacific Corp.	230	35
Schneider National Inc. Class B	1,271	34
* Genesee & Wyoming Inc. Class A	384	34
Costamare Inc.	4,726	33
* Esterline Technologies Corp.	377	32
Ship Finance International Ltd.	2,261	32
* Sykes Enterprises Inc.	1,020	31
Hyster-Yale Materials Handling Inc.	495	31
* YRC Worldwide Inc.	3,092	30
PACCAR Inc.	392	27
* Modine Manufacturing Co.	1,550	26
Teekay Corp.	3,679	25
Manitowoc Co. Inc.	967	22
GasLog Ltd.	1,316	22
* Vectrus Inc.	655	21
Regal Beloit Corp.	245	21
Werner Enterprises Inc.	551	20
Kennametal Inc.	479	20
REV Group Inc.	1,125	19
EnPro Industries Inc.	253	19
Allegiant Travel Co. Class A	138	19
* SEACOR Holdings Inc.	356	18
Deluxe Corp.	308	18
Scorpio Bulkers Inc.	2,628	18
Triumph Group Inc.	693	14
Matson Inc.	359	13
AAR Corp.	271	13
Knoll Inc.	532	13
Copa Holdings SA Class A	150	12
Columbus McKinnon Corp.	278	12
* Hub Group Inc. Class A	223	12
Oshkosh Corp.	166	12
Astec Industries Inc.	239	12

MTS Systems Corp.	212	11
* Air Transport Services Group Inc.	544	11
Kansas City Southern	93	11
* Lydall Inc.	244	10
Rush Enterprises Inc. Class A	237	10
Primoris Services Corp.	406	10
Allison Transmission Holdings Inc.	173	9
ITT Inc.	136	8
* TriMas Corp.	246	8
LSC Communications Inc.	601	7
* HD Supply Holdings Inc.	158	7
ICF International Inc.	79	6
Pitney Bowes Inc.	825	6
* CBIZ Inc.	229	5
nVent Electric plc	77	2
		5,046
Technology (7.9%)
* Micron Technology Inc.	5,312	279
HP Inc.	9,678	239
Broadcom Inc.	915	200
Intel Corp.	3,635	176
Hewlett Packard Enterprise Co.	8,981	149
* NXP Semiconductors NV	1,078	100
Jabil Inc.	3,141	93
Lam Research Corp.	530	92
* Anixter International Inc.	1,101	79
* CommScope Holding Co. Inc.	2,481	79
* TTM Technologies Inc.	4,011	75
* Dell Technologies Inc. Class V	748	72
DXC Technology Co.	739	67
* Cirrus Logic Inc.	1,520	67
* Inovalon Holdings Inc. Class A	5,927	65
SYNNEX Corp.	636	62
* ARRIS International plc	2,063	53
* Unisys Corp.	2,736	51
* Tech Data Corp.	655	48
* Amkor Technology Inc.	5,287	46
* Photronics Inc.	4,067	44
Corning Inc.	1,293	43
* CACI International Inc. Class A	213	42
* NCR Corp.	1,414	40
* Qorvo Inc.	492	39
* Electro Scientific Industries Inc.	1,733	38
* Ultra Clean Holdings Inc.	2,450	37
* KEMET Corp.	1,402	36
* Flex Ltd.	2,600	36
* Presidio Inc.	2,320	35
* EchoStar Corp. Class A	707	34
* Fabrinet	702	34
* FormFactor Inc.	2,124	33
* Loral Space & Communications Inc.	686	30
* SMART Global Holdings Inc.	847	28
TiVo Corp.	1,975	27
* Applied Optoelectronics Inc.	630	26
* MACOM Technology Solutions Holdings Inc.	1,116	26
* ON Semiconductor Corp.	1,101	24
* Ichor Holdings Ltd.	856	22

Vishay Intertechnology Inc.	872	21
* Synchronoss Technologies Inc.	3,103	19
* Axcelis Technologies Inc.	924	19
MKS Instruments Inc.	198	18
* NetScout Systems Inc.	727	18
Avnet Inc.	353	17
* Finisar Corp.	749	15
* Diodes Inc.	380	14
* VMware Inc. Class A	93	14
ManTech International Corp. Class A	209	14
LogMeIn Inc.	144	12
* Sanmina Corp.	399	12
* Immersion Corp.	1,034	12
Cohu Inc.	444	12
* ScanSource Inc.	288	12
* Insight Enterprises Inc.	211	12
Maxar Technologies Ltd.	322	10
* Arrow Electronics Inc.	96	7
International Business Machines Corp.	47	7
Symantec Corp.	332	7
* Knowles Corp.	273	5
Perspecta Inc.	156	4
Benchmark Electronics Inc.	125	3
Comtech Telecommunications Corp.	52	2
		3,052
Utilities (9.5%)
PG&E Corp.	6,913	319
Exelon Corp.	6,868	300
AT&T Inc.	8,344	266
Duke Energy Corp.	2,924	237
Dominion Energy Inc.	2,610	185
Verizon Communications Inc.	2,810	153
PPL Corp.	5,047	150
* T-Mobile US Inc.	2,189	144
Southern Co.	3,147	138
Spire Inc.	1,645	123
Pattern Energy Group Inc. Class A	5,901	120
American Electric Power Co. Inc.	1,556	112
UGI Corp.	1,784	96
Xcel Energy Inc.	1,760	85
DTE Energy Co.	712	79
WEC Energy Group Inc.	1,126	76
Public Service Enterprise Group Inc.	1,352	71
CenturyLink Inc.	3,124	67
Black Hills Corp.	1,101	65
Entergy Corp.	764	64
NRG Yield Inc.	3,107	62
Edison International	930	61
Eversource Energy	895	56
AES Corp.	4,150	56
Hawaiian Electric Industries Inc.	1,501	53
Consolidated Edison Inc.	663	52
Portland General Electric Co.	1,094	51

Pinnacle West Capital Corp.	596	47
*	Vistra Energy Corp.	1,939	46
OGE Energy Corp.	1,219	45
PNM Resources Inc.	1,014	39
NorthWestern Corp.	545	33
Telephone & Data Systems Inc.	1,073	32
*	United States Cellular Corp.	703	30
NextEra Energy Inc.	116	20
Unitil Corp.	314	16
CenterPoint Energy Inc.	504	14
ALLETE Inc.	182	14
ATN International Inc.	171	12
NiSource Inc.	430	12
Avangrid Inc.	228	11
Ameren Corp.	156	10
Atmos Energy Corp.	104	10
Southwest Gas Holdings Inc.	113	9
Alliant Energy Corp.	180	8
ONE Gas Inc.	95	7
IDACORP Inc.	66	6
CMS Energy Corp.	125	6
El Paso Electric Co.	72	4
*	Cincinnati Bell Inc.	134	2
3,674
Total Common Stocks (Cost $36,877)	38,474
Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund	2.153%	1,373	137

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.098%	12/27/18	4	4
Total Temporary Cash Investments (Cost $141)	141
Total Investments (99.8%) (Cost $37,018)	38,615
Other Assets and Liabilities-Net (0.2%)[3]	75
Net Assets (100%)	38,690

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $7,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

U.S. Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	2	174	3

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

U.S. Value Factor ETF

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,474	—	—
Temporary Cash Investments	137	4	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilites[1]	1	—	—
Total	38,612	4	—
1 Represents variation margin on the last day of the reporting period.

Vanguard U.S. Quality Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)1
Consumer Discretionary (25.3%)
	NIKE Inc. Class B	1,792	147
	Walmart Inc.	1,504	144
	Estee Lauder Cos. Inc. Class A	1,021	143
*	Amazon.com Inc.	71	143
	Ross Stores Inc.	1,380	132
	TJX Cos. Inc.	1,149	126
*	Booking Holdings Inc.	59	115
	Costco Wholesale Corp.	336	78
	Target Corp.	795	70
	Walt Disney Co.	559	63
	Las Vegas Sands Corp.	697	46
	Chico's FAS Inc.	4,508	41
*	Lululemon Athletica Inc.	223	35
	Guess? Inc.	1,406	34
*	Hibbett Sports Inc.	1,597	33
	Haverty Furniture Cos. Inc.	1,455	32
	Lear Corp.	191	31
*	XO Group Inc.	1,000	30
*	AutoZone Inc.	38	29
*	AutoNation Inc.	620	28
	Williams-Sonoma Inc.	391	27
*	Monarch Casino & Resort Inc.	581	27
	Columbia Sportswear Co.	296	27
*	Ulta Beauty Inc.	98	25
*	Urban Outfitters Inc.	544	25
	Advance Auto Parts Inc.	153	25
	Foot Locker Inc.	505	25
*	Burlington Stores Inc.	147	25
*	Chipotle Mexican Grill Inc. Class A	52	25
	Shoe Carnival Inc.	550	24
*	Grand Canyon Education Inc.	203	24
*	Michaels Cos. Inc.	1,413	24
	Tractor Supply Co.	271	24
	Yum China Holdings Inc.	613	24
	Nordstrom Inc.	376	24
	Hyatt Hotels Corp. Class A	304	24
	Kohl's Corp.	297	23
	Ralph Lauren Corp. Class A	176	23
	Texas Roadhouse Inc. Class A	329	23
*	TripAdvisor Inc.	401	22
	Darden Restaurants Inc.	186	22
*	Michael Kors Holdings Ltd.	295	21
	Best Buy Co. Inc.	267	21
	Cracker Barrel Old Country Store Inc.	142	21
*	Zumiez Inc.	679	21
	Gentex Corp.	879	21
	Dollar General Corp.	190	20

Tiffany & Co.	166	20
* Etsy Inc.	415	20
* Cimpress NV	139	19
* RH	119	19
* Crocs Inc.	905	19
* Vera Bradley Inc.	1,265	19
HealthStream Inc.	565	18
Macy's Inc.	490	18
Hooker Furniture Corp.	425	18
Signet Jewelers Ltd.	278	18
Citi Trends Inc.	574	18
* Deckers Outdoor Corp.	143	17
Shutterstock Inc.	310	17
Buckle Inc.	638	16
Caleres Inc.	405	16
* Potbelly Corp.	1,208	16
La-Z-Boy Inc.	476	16
Steven Madden Ltd.	272	16
Dillard's Inc. Class A	199	16
Aaron's Inc.	313	16
* Cavco Industries Inc.	63	15
Dick's Sporting Goods Inc.	405	15
Cato Corp. Class A	706	15
* Express Inc.	1,317	15
DSW Inc. Class A	444	15
* Helen of Troy Ltd.	124	15
Standard Motor Products Inc.	290	15
John Wiley & Sons Inc. Class A	226	15
Ethan Allen Interiors Inc.	641	14
BJ's Restaurants Inc.	187	14
Abercrombie & Fitch Co.	645	14
* K12 Inc.	843	14
* ZAGG Inc.	861	14
* Chuy's Holdings Inc.	476	14
* Nautilus Inc.	927	14
* Fossil Group Inc.	592	13
Gannett Co. Inc.	1,297	13
Gap Inc.	433	13
Tile Shop Holdings Inc.	1,716	13
World Wrestling Entertainment Inc. Class A	148	13
Johnson Outdoors Inc. Class A	126	13
Expedia Group Inc.	97	13
* Care.com Inc.	643	12
American Eagle Outfitters Inc.	478	12
Genuine Parts Co.	119	12
* American Public Education Inc.	337	12
Polaris Industries Inc.	106	12
Ruth's Hospitality Group Inc.	368	11
Pier 1 Imports Inc.	6,151	11
* Wayfair Inc.	82	11
* Red Robin Gourmet Burgers Inc.	263	11
* Quotient Technology Inc.	722	11
National Presto Industries Inc.	81	11
* Genesco Inc.	210	11
Bed Bath & Beyond Inc.	593	11
Strategic Education Inc.	76	11
Oxford Industries Inc.	110	10

* Lumber Liquidators Holdings Inc.	584	10
* Francesca's Holdings Corp.	1,540	10
* Dorman Products Inc.	118	10
Inter Parfums Inc.	146	10
* Ollie's Bargain Outlet Holdings Inc.	106	9
* Five Below Inc.	79	9
* J. Jill Inc.	1,522	9
Cheesecake Factory Inc.	171	9
H&R Block Inc.	334	9
* MCBC Holdings Inc.	311	9
Children's Place Inc.	59	8
* Sleep Number Corp.	244	8
* Dave & Buster's Entertainment Inc.	139	8
* Regis Corp.	378	8
Wolverine World Wide Inc.	205	8
* NVR Inc.	3	8
Travelport Worldwide Ltd.	429	8
Movado Group Inc.	186	8
* Fitbit Inc. Class A	1,291	8
* Habit Restaurants Inc. Class A	468	8
* Liberty Expedia Holdings Inc. Class A	164	8
Wynn Resorts Ltd.	49	7
Monro Inc.	102	7
* Fiesta Restaurant Group Inc.	251	7
Nutrisystem Inc.	192	7
Carter's Inc.	66	7
Garmin Ltd.	101	7
* America's Car-Mart Inc.	81	7
* El Pollo Loco Holdings Inc.	566	7
Cable One Inc.	8	7
Winnebago Industries Inc.	175	6
PriceSmart Inc.	73	6
New Media Investment Group Inc.	379	6
Fortune Brands Home & Security Inc.	113	6
* Stamps.com Inc.	24	6
* Boot Barn Holdings Inc.	199	6
Hasbro Inc.	52	5
* Revlon Inc. Class A	229	5
Bloomin' Brands Inc.	253	5
Big 5 Sporting Goods Corp.	809	5
* Adtalem Global Education Inc.	90	4
* IMAX Corp.	182	4
Big Lots Inc.	97	4
Tailored Brands Inc.	172	4
International Speedway Corp. Class A	84	4
* Sally Beauty Holdings Inc.	222	3
* Hovnanian Enterprises Inc. Class A	1,939	3
GameStop Corp. Class A	226	3
Tenneco Inc.	66	3
		3,300
Consumer Staples (4.3%)
Procter & Gamble Co.	1,246	103
* Monster Beverage Corp.	907	55
Walgreens Boots Alliance Inc.	787	54
Medifast Inc.	130	30
Lancaster Colony Corp.	177	28
Ingredion Inc.	246	25

Flowers Foods Inc.	1,132	23
Nu Skin Enterprises Inc. Class A	258	20
PetMed Express Inc.	441	16
Calavo Growers Inc.	147	16
* USANA Health Sciences Inc.	111	15
* Freshpet Inc.	393	15
* Boston Beer Co. Inc. Class A	48	14
Sanderson Farms Inc.	134	14
John B Sanfilippo & Son Inc.	189	14
Cal-Maine Foods Inc.	272	13
J&J Snack Foods Corp.	92	13
Hormel Foods Corp.	338	13
Kroger Co.	406	13
* National Beverage Corp.	107	13
Weis Markets Inc.	208	10
Casey's General Stores Inc.	73	8
* Performance Food Group Co.	230	8
* Sprouts Farmers Market Inc.	285	7
Ingles Markets Inc. Class A	189	7
* United Natural Foods Inc.	176	6
Tootsie Roll Industries Inc.	166	5
		558
Energy (2.1%)
Chevron Corp.	535	64
Exxon Mobil Corp.	513	41
Warrior Met Coal Inc.	1,499	36
Marathon Oil Corp.	1,546	33
* Renewable Energy Group Inc.	1,144	31
RPC Inc.	2,130	29
* Matrix Service Co.	671	14
* Flotek Industries Inc.	3,845	10
Arch Coal Inc. Class A	77	7
* Dril-Quip Inc.	94	5
* Exterran Corp.	159	4
		274
Financial Services (17.4%)
Mastercard Inc. Class A	665	143
BB&T Corp.	2,251	116
Visa Inc. Class A	791	116
US Bancorp	2,044	111
PNC Financial Services Group Inc.	682	98
SunTrust Banks Inc.	1,056	78
JPMorgan Chase & Co.	516	59
Allstate Corp.	526	53
Wells Fargo & Co.	714	42
Commerce Bancshares Inc.	497	35
Enterprise Financial Services Corp.	601	34
Central Pacific Financial Corp.	1,190	34
Synchrony Financial	1,054	33
Ameriprise Financial Inc.	215	31
Bank of New York Mellon Corp.	556	29
* Bank OZK	701	28
Bank of Hawaii Corp.	330	27
Jack Henry & Associates Inc.	169	27
CoreCivic Inc.	1,002	26
Charles Schwab Corp.	499	25

TCF Financial Corp.	897	23
GEO Group Inc.	839	21
Principal Financial Group Inc.	382	21
Cullen/Frost Bankers Inc.	186	21
Lakeland Financial Corp.	412	20
Walker & Dunlop Inc.	361	20
Janus Henderson Group plc	658	19
Webster Financial Corp.	280	18
Synovus Financial Corp.	365	18
1st Source Corp.	322	18
Park National Corp.	162	18
SEI Investments Co.	273	17
Lakeland Bancorp Inc.	889	17
M&T Bank Corp.	96	17
Aflac Inc.	345	16
City Holding Co.	194	16
* Credit Acceptance Corp.	34	16
S&T Bancorp Inc.	318	15
International Bancshares Corp.	300	14
* Eagle Bancorp Inc.	261	14
ServisFirst Bancshares Inc.	324	14
* BofI Holding Inc.	373	14
Preferred Bank	222	14
Broadridge Financial Solutions Inc.	100	13
Washington Federal Inc.	390	13
TrustCo Bank Corp. NY	1,429	13
Northern Trust Corp.	123	13
Alexander's Inc.	36	13
Discover Financial Services	165	13
T. Rowe Price Group Inc.	110	13
CVB Financial Corp.	528	13
Regions Financial Corp.	647	13
Equifax Inc.	92	12
Huntington Bancshares Inc.	749	12
Brown & Brown Inc.	396	12
Morningstar Inc.	80	11
Total System Services Inc.	115	11
Primerica Inc.	91	11
Hope Bancorp Inc.	629	11
Comerica Inc.	112	11
KeyCorp	512	11
MarketAxess Holdings Inc.	56	11
BOK Financial Corp.	102	10
First Financial Bankshares Inc.	169	10
Erie Indemnity Co. Class A	82	10
First Citizens BancShares Inc. Class A	21	10
Lincoln National Corp.	150	10
East West Bancorp Inc.	153	10
Citizens Financial Group Inc.	234	10
* Western Alliance Bancorp	167	10
Fifth Third Bancorp	324	10
TFS Financial Corp.	617	10
Ally Financial Inc.	347	9
Zions Bancorporation	175	9
Prosperity Bancshares Inc.	121	9
Kinsale Capital Group Inc.	143	9
LTC Properties Inc.	187	9

Extra Space Storage Inc.	92	8
WR Berkley Corp.	108	8
* Fair Isaac Corp.	36	8
BancFirst Corp.	129	8
BancorpSouth Bank	236	8
* Zillow Group Inc.	166	8
* Texas Capital Bancshares Inc.	90	8
Umpqua Holdings Corp.	373	8
FactSet Research Systems Inc.	34	8
MSCI Inc. Class A	43	8
Cincinnati Financial Corp.	101	8
Universal Insurance Holdings Inc.	170	8
AMERISAFE Inc.	117	7
* SVB Financial Group	23	7
Torchmark Corp.	82	7
Federal Realty Investment Trust	54	7
Hospitality Properties Trust	240	7
UMB Financial Corp.	92	7
Great Western Bancorp Inc.	155	7
Independent Bank Corp.	74	7
* TriState Capital Holdings Inc.	222	7
TD Ameritrade Holding Corp.	112	7
Signature Bank	56	6
* E*TRADE Financial Corp.	110	6
Raymond James Financial Inc.	69	6
Senior Housing Properties Trust	335	6
Nelnet Inc. Class A	111	6
First Republic Bank	61	6
RLI Corp.	79	6
SL Green Realty Corp.	58	6
Trustmark Corp.	169	6
Capitol Federal Financial Inc.	451	6
Glacier Bancorp Inc.	130	6
Columbia Property Trust Inc.	244	6
National Western Life Group Inc. Class A	18	6
Fulton Financial Corp.	310	6
WesBanco Inc.	113	6
NBT Bancorp Inc.	136	5
Legg Mason Inc.	176	5
Investors Bancorp Inc.	408	5
Bank of NT Butterfield & Son Ltd.	98	5
CorEnergy Infrastructure Trust Inc.	138	5
Provident Financial Services Inc.	204	5
Selective Insurance Group Inc.	76	5
Tompkins Financial Corp.	55	5
FirstCash Inc.	59	5
WSFS Financial Corp.	98	5
Hanmi Financial Corp.	183	5
Cathay General Bancorp	110	5
LegacyTexas Financial Group Inc.	100	5
Cohen & Steers Inc.	99	4
Waddell & Reed Financial Inc. Class A	201	4
RE/MAX Holdings Inc. Class A	80	4
Pebblebrook Hotel Trust	101	4
* HomeStreet Inc.	129	4
Meridian Bancorp Inc.	181	3

Banco Latinoamericano de Comercio Exterior SA	133	3
		2,268
Health Care (10.1%)
Humana Inc.	430	143
* Biogen Inc.	372	132
UnitedHealth Group Inc.	414	111
* Vertex Pharmaceuticals Inc.	511	94
* Illumina Inc.	249	88
Cigna Corp.	345	65
* XOMA Corp.	2,700	51
* ICU Medical Inc.	107	33
* MiMedx Group Inc.	6,117	32
ResMed Inc.	268	30
* Veeva Systems Inc. Class A	251	26
* Intuitive Surgical Inc.	44	25
* Glaukos Corp.	355	24
* HealthEquity Inc.	249	23
* Haemonetics Corp.	200	22
Medtronic plc	227	22
* WellCare Health Plans Inc.	67	20
Cantel Medical Corp.	198	19
* Inogen Inc.	71	19
Chemed Corp.	55	18
* Align Technology Inc.	44	17
* Cerner Corp.	254	17
* athenahealth Inc.	107	17
West Pharmaceutical Services Inc.	125	15
LeMaitre Vascular Inc.	369	14
US Physical Therapy Inc.	107	13
* Centene Corp.	90	13
* Genomic Health Inc.	210	13
* Myriad Genetics Inc.	249	12
* Quality Systems Inc.	537	12
Luminex Corp.	386	11
* Varian Medical Systems Inc.	97	11
* Cambrex Corp.	157	11
Atrion Corp.	16	11
* Globus Medical Inc.	190	10
* Neogen Corp.	106	10
* Medpace Holdings Inc.	158	9
Meridian Bioscience Inc.	577	9
* Henry Schein Inc.	109	8
* AngioDynamics Inc.	374	8
CONMED Corp.	104	8
* AtriCure Inc.	239	8
* Amedisys Inc.	66	8
Agilent Technologies Inc.	115	8
STERIS plc	58	7
* AMN Healthcare Services Inc.	113	7
* Amphastar Pharmaceuticals Inc.	328	6
* Providence Service Corp.	86	6
* Insys Therapeutics Inc.	600	6
* Alkermes plc	120	5
* Orthofix Medical Inc.	93	5
* Triple-S Management Corp. Class B	226	5

* Pulse Biosciences Inc.	201	3
		1,320
Materials & Processing (4.7%)
Praxair Inc.	535	85
Ecolab Inc.	285	43
Fastenal Co.	614	36
* Armstrong Flooring Inc.	1,935	34
Watsco Inc.	181	32
Eagle Materials Inc.	321	30
Acuity Brands Inc.	177	27
Apogee Enterprises Inc.	503	25
Myers Industries Inc.	1,067	24
Westlake Chemical Corp.	249	23
Quanex Building Products Corp.	1,383	23
Materion Corp.	266	17
Louisiana-Pacific Corp.	487	14
Insteel Industries Inc.	329	13
Greif Inc. Class A	219	12
AptarGroup Inc.	100	10
Chase Corp.	83	10
Boise Cascade Co.	230	10
* Continental Building Products Inc.	264	10
Balchem Corp.	85	9
AAON Inc.	230	9
Stepan Co.	104	9
Simpson Manufacturing Co. Inc.	119	9
Quaker Chemical Corp.	50	9
Cabot Microelectronics Corp.	79	9
Comfort Systems USA Inc.	154	9
Royal Gold Inc.	109	8
Reliance Steel & Aluminum Co.	93	8
* RBC Bearings Inc.	51	8
* Verso Corp.	242	8
Caesarstone Ltd.	391	7
Interface Inc. Class A	284	7
Packaging Corp. of America	52	6
* GCP Applied Technologies Inc.	197	5
Newmont Mining Corp.	145	4
Neenah Inc.	44	4
* Tahoe Resources Inc.	1,142	4
		610
Other (0.2%)2
* Check Point Software Technologies Ltd.	272	32

Producer Durables (13.1%)
Raytheon Co.	698	139
Accenture plc Class A	791	134
Delta Air Lines Inc.	1,241	73
Johnson Controls International plc	1,737	66
Astec Industries Inc.	930	45
Healthcare Services Group Inc.	1,068	44
Curtiss-Wright Corp.	293	39
Systemax Inc.	924	34
Expeditors International of Washington Inc.	432	32
CRA International Inc.	538	31
Altra Industrial Motion Corp.	770	30

Franklin Electric Co. Inc.	602	29
US Ecology Inc.	402	29
MAXIMUS Inc.	433	29
* Teledyne Technologies Inc.	121	29
Tennant Co.	328	25
Rollins Inc.	395	24
CH Robinson Worldwide Inc.	243	23
Carlisle Cos. Inc.	182	23
National Instruments Corp.	471	23
Cummins Inc.	157	22
EMCOR Group Inc.	269	22
Snap-on Inc.	120	21
Old Dominion Freight Line Inc.	138	21
Robert Half International Inc.	266	21
Paychex Inc.	282	21
FLIR Systems Inc.	327	21
* TriNet Group Inc.	300	18
ICF International Inc.	214	17
Deluxe Corp.	293	17
Dover Corp.	201	17
Boeing Co.	50	17
Huntington Ingalls Industries Inc.	70	17
Pentair plc	393	17
* Control4 Corp.	512	17
* HD Supply Holdings Inc.	358	16
WW Grainger Inc.	46	16
* Proto Labs Inc.	103	16
ManpowerGroup Inc.	170	16
UniFirst Corp.	81	15
* Sykes Enterprises Inc.	494	15
IDEX Corp.	94	14
Insperity Inc.	120	14
* CoStar Group Inc.	32	14
Landstar System Inc.	118	14
Exponent Inc.	260	14
Marten Transport Ltd.	591	13
HNI Corp.	284	13
Korn/Ferry International	184	12
Toro Co.	186	11
* Trimble Inc.	266	11
Textron Inc.	150	10
* Dycom Industries Inc.	119	10
* FARO Technologies Inc.	142	10
Xylem Inc.	127	10
Hillenbrand Inc.	185	9
MSC Industrial Direct Co. Inc. Class A	109	9
* Copart Inc.	143	9
* JetBlue Airways Corp.	476	9
Alaska Air Group Inc.	132	9
Badger Meter Inc.	161	9
JB Hunt Transport Services Inc.	72	9
McGrath RentCorp	143	8
* ExlService Holdings Inc.	128	8
Graco Inc.	172	8
Heidrick & Struggles International Inc.	179	8
* Casella Waste Systems Inc. Class A	277	8
Forward Air Corp.	122	8

* Echo Global Logistics Inc.	223	7
AO Smith Corp.	124	7
Werner Enterprises Inc.	192	7
Herman Miller Inc.	178	7
Barrett Business Services Inc.	87	7
Essendant Inc.	449	7
Raven Industries Inc.	130	6
* SP Plus Corp.	160	6
Brady Corp. Class A	152	6
H&E Equipment Services Inc.	176	6
* Covenant Transportation Group Inc. Class A	205	6
Stanley Black & Decker Inc.	43	6
Knoll Inc.	253	6
Heartland Express Inc.	289	6
Steelcase Inc. Class A	393	6
Ryder System Inc.	69	5
Kaman Corp.	79	5
* Saia Inc.	65	5
Encore Wire Corp.	93	5
* Advanced Energy Industries Inc.	77	5
* TrueBlue Inc.	149	4
Briggs & Stratton Corp.	196	4
Hyster-Yale Materials Handling Inc.	61	4
Alamo Group Inc.	37	4
* WageWorks Inc.	65	3
Kelly Services Inc. Class A	134	3
		1,705
Technology (21.4%)
Intuit Inc.	714	157
* Adobe Systems Inc.	553	146
Texas Instruments Inc.	1,235	139
* Facebook Inc. Class A	744	131
* salesforce.com Inc.	782	119
* Alphabet Inc. Class A	96	118
HP Inc.	4,786	118
Cognizant Technology Solutions Corp. Class A	1,483	116
Activision Blizzard Inc.	1,605	116
NVIDIA Corp.	287	81
Lam Research Corp.	423	73
Intel Corp.	1,482	72
Apple Inc.	295	67
* Micron Technology Inc.	1,192	63
* eGain Corp.	3,223	46
Universal Display Corp.	310	38
* Remark Holdings Inc.	10,684	38
Ubiquiti Networks Inc.	397	36
* Fortinet Inc.	369	31
* Atlassian Corp. plc Class A	336	30
* F5 Networks Inc.	147	28
* Yelp Inc. Class A	588	28
* Workiva Inc.	635	23
* Arista Networks Inc.	77	23
* New Relic Inc.	217	22
* Red Hat Inc.	149	22
* SPS Commerce Inc.	223	22
Seagate Technology plc	392	21
* HubSpot Inc.	145	21

* PTC Inc.	203	20
* Manhattan Associates Inc.	336	19
* LivePerson Inc.	722	19
Amdocs Ltd.	285	19
* Akamai Technologies Inc.	247	19
* Appfolio Inc.	216	18
* VMware Inc. Class A	119	18
Skyworks Solutions Inc.	197	18
* Cadence Design Systems Inc.	375	18
NIC Inc.	978	16
* ANSYS Inc.	88	16
* Glu Mobile Inc.	2,085	16
* CalAmp Corp.	658	15
* TrueCar Inc.	1,200	15
Blackbaud Inc.	145	15
* Tyler Technologies Inc.	61	15
* NETGEAR Inc.	201	14
* EPAM Systems Inc.	99	14
Progress Software Corp.	342	14
* Synopsys Inc.	136	14
NetApp Inc.	159	14
* Varonis Systems Inc.	183	14
* Zendesk Inc.	195	13
LogMeIn Inc.	152	13
Monotype Imaging Holdings Inc.	627	13
* Workday Inc. Class A	83	13
* Tucows Inc. Class A	209	12
Xilinx Inc.	156	12
* Qualys Inc.	133	12
* Nutanix Inc.	212	12
* Coherent Inc.	62	12
* ePlus Inc.	113	12
* GrubHub Inc.	81	12
Power Integrations Inc.	154	11
* Rapid7 Inc.	291	11
* NetScout Systems Inc.	439	11
* Ultimate Software Group Inc.	35	11
* Acxiom Corp.	236	11
* Pure Storage Inc. Class A	401	11
* Ellie Mae Inc.	101	11
* Palo Alto Networks Inc.	46	11
* Blackline Inc.	201	11
Jabil Inc.	350	10
* Hortonworks Inc.	463	10
Maxim Integrated Products Inc.	169	10
Teradyne Inc.	239	10
* Coupa Software Inc.	137	10
* Cree Inc.	204	10
MKS Instruments Inc.	99	9
Dolby Laboratories Inc. Class A	127	9
* Qorvo Inc.	111	9
Monolithic Power Systems Inc.	59	9
* Virtusa Corp.	145	8
* Diodes Inc.	222	8
* Twitter Inc.	238	8
* Perficient Inc.	286	8
* Rudolph Technologies Inc.	293	8

Comtech Telecommunications Corp.		220	8
* Teradata Corp.		188	8
* Cirrus Logic Inc.		165	7
* Photronics Inc.		671	7
* CACI International Inc. Class A		36	7
* MicroStrategy Inc. Class A		45	7
* Amkor Technology Inc.		763	7
* Imperva Inc.		139	7
* CommVault Systems Inc.		86	6
* A10 Networks Inc.		843	6
* Groupon Inc. Class A		1,364	6
* Infinera Corp.		586	5
* FormFactor Inc.		339	5
Vishay Intertechnology Inc.		207	5
* Box Inc.		197	5
* Limelight Networks Inc.		932	5
* CEVA Inc.		124	4
* Ambarella Inc.		88	3
			2,784
Utilities (0.6%)
* Boingo Wireless Inc.		596	20
MDU Resources Group Inc.		360	10
* Vonage Holdings Corp.		680	10
j2 Global Inc.		110	9
Hawaiian Electric Industries Inc.		248	9
* 8x8 Inc.		338	8
* United States Cellular Corp.		155	6
Telephone & Data Systems Inc.		211	6
American States Water Co.		91	5
			83
Total Common Stocks (Cost $11,616)			12,934
	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
3 Vanguard Market Liquidity Fund (Cost $79)	2.153%	787	79
Total Investments (99.8%) (Cost $11,695)			13,013
Other Assets and Liabilities-Net (0.2%)[4]			28
Net Assets (100%)			13,041

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash with a value of $4,000 have been segregated as initial margin for open futures contracts.

U.S. Quality Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	1	87	2

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for

U.S. Quality Factor ETF

financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At August 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Vanguard U.S. Momentum Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (20.8%)
*	Amazon.com Inc.	119	240
*	Netflix Inc.	647	238
	Target Corp.	2,427	212
	TJX Cos. Inc.	1,772	195
	Estee Lauder Cos. Inc. Class A	1,368	192
	VF Corp.	2,019	186
	Ross Stores Inc.	1,870	179
	NIKE Inc. Class B	2,143	176
	Sirius XM Holdings Inc.	22,899	163
*	Carvana Co. Class A	2,071	134
	Costco Wholesale Corp.	559	130
	Lowe's Cos. Inc.	862	94
*	Cavco Industries Inc.	330	81
	Home Depot Inc.	386	78
	Marriott International Inc. Class A	525	66
	Las Vegas Sands Corp.	995	65
*	Five Below Inc.	529	62
*	Lululemon Athletica Inc.	383	59
	Kohl's Corp.	683	54
*	Ollie's Bargain Outlet Holdings Inc.	620	54
	Columbia Sportswear Co.	595	54
*	Urban Outfitters Inc.	1,154	54
*	2U Inc.	594	53
*	Burlington Stores Inc.	304	51
	Dine Brands Global Inc.	596	50
	Ralph Lauren Corp. Class A	366	49
	Macy's Inc.	1,306	48
	New York Times Co. Class A	2,048	48
	American Eagle Outfitters Inc.	1,799	47
	Domino's Pizza Inc.	146	44
*	O'Reilly Automotive Inc.	128	43
*	Wayfair Inc.	315	43
*	Stamps.com Inc.	171	42
	Williams-Sonoma Inc.	583	41
*	TripAdvisor Inc.	741	40
*	Michael Kors Holdings Ltd.	550	40
*	Weight Watchers International Inc.	526	39
	Texas Roadhouse Inc. Class A	554	38
*	Trade Desk Inc. Class A	254	36
*	Boot Barn Holdings Inc.	1,204	36
*	Grand Canyon Education Inc.	301	36
	PVH Corp.	250	36
*	Madison Square Garden Co. Class A	117	35
*	American Public Education Inc.	1,005	35
*	America's Car-Mart Inc.	418	35
*	Floor & Decor Holdings Inc. Class A	942	35
	Tiffany & Co.	282	35
	Churchill Downs Inc.	118	33
*	QuinStreet Inc.	2,163	33

* ServiceMaster Global Holdings Inc.	521	31
* Cimpress NV	222	31
* Planet Fitness Inc. Class A	595	31
* Zumiez Inc.	966	30
* Eldorado Resorts Inc.	617	30
* Chegg Inc.	911	30
Shoe Carnival Inc.	658	29
* Bright Horizons Family Solutions Inc.	244	29
Dollar General Corp.	269	29
* Live Nation Entertainment Inc.	580	29
Wynn Resorts Ltd.	188	28
* Deckers Outdoor Corp.	224	27
* Ascena Retail Group Inc.	5,937	27
* Lands' End Inc.	1,058	27
Buckle Inc.	1,050	27
BJ's Restaurants Inc.	357	27
* G-III Apparel Group Ltd.	590	27
Guess? Inc.	1,083	27
Nordstrom Inc.	420	26
Johnson Outdoors Inc. Class A	258	26
* Etsy Inc.	534	26
* Scientific Games Corp.	852	26
World Wrestling Entertainment Inc. Class A	292	26
* RH	160	25
* Malibu Boats Inc. Class A	516	25
Gap Inc.	809	25
Advance Auto Parts Inc.	146	24
Hyatt Hotels Corp. Class A	300	23
* Stoneridge Inc.	748	22
Tractor Supply Co.	253	22
* Crocs Inc.	1,072	22
* Career Education Corp.	1,388	22
* Fossil Group Inc.	966	22
Abercrombie & Fitch Co.	1,010	22
* MCBC Holdings Inc.	783	22
Gentex Corp.	921	22
Cato Corp. Class A	1,000	21
Tailored Brands Inc.	900	21
National CineMedia Inc.	2,312	21
* Shutterfly Inc.	269	21
* Shake Shack Inc. Class A	344	21
Autoliv Inc.	229	20
Ruth's Hospitality Group Inc.	650	20
* Genesco Inc.	382	19
Best Buy Co. Inc.	241	19
Boyd Gaming Corp.	524	19
Movado Group Inc.	445	19
* Drive Shack Inc.	3,044	19
Foot Locker Inc.	382	19
Wingstop Inc.	272	18
* Conn's Inc.	443	18
* XO Group Inc.	586	18
* Penn National Gaming Inc.	501	17
* Eros International plc	1,508	17
DSW Inc. Class A	496	16
* SiteOne Landscape Supply Inc.	181	16
Travelport Worldwide Ltd.	821	15

Citi Trends Inc.	492	15
Hilton Worldwide Holdings Inc.	191	15
* At Home Group Inc.	426	15
* Denny's Corp.	950	14
* Liberty TripAdvisor Holdings Inc. Class A	898	14
Dillard's Inc. Class A	179	14
* Vera Bradley Inc.	875	13
Polaris Industries Inc.	113	12
* Monarch Casino & Resort Inc.	246	12
Caleres Inc.	283	11
* Instructure Inc.	274	11
Carter's Inc.	105	11
Choice Hotels International Inc.	139	11
* Hibbett Sports Inc.	503	10
* Regis Corp.	429	9
Aptiv plc	104	9
* MarineMax Inc.	377	8
Garmin Ltd.	120	8
Red Rock Resorts Inc. Class A	230	8
Steven Madden Ltd.	123	7
Wolverine World Wide Inc.	177	7
Lear Corp.	42	7
Gannett Co. Inc.	598	6
Acushnet Holdings Corp.	225	6
* Golden Entertainment Inc.	165	5
		5,463
Consumer Staples (2.6%)
Sysco Corp.	2,141	160
Brown-Forman Corp. Class B	1,568	82
* Herbalife Nutrition Ltd.	767	43
* Keurig Dr Pepper Inc.	1,604	37
Lamb Weston Holdings Inc.	510	34
Constellation Brands Inc. Class A	163	34
* US Foods Holding Corp.	919	30
Medifast Inc.	129	30
* USANA Health Sciences Inc.	220	29
* Boston Beer Co. Inc. Class A	88	27
* Freshpet Inc.	710	26
* Chefs' Warehouse Inc.	827	24
Nu Skin Enterprises Inc. Class A	294	23
* Primo Water Corp.	1,129	23
WD-40 Co.	123	22
MGP Ingredients Inc.	253	20
Flowers Foods Inc.	840	17
* Alliance One International Inc.	856	15
* Diplomat Pharmacy Inc.	540	11
		687
Energy (9.8%)
Valero Energy Corp.	1,910	225
Phillips 66	1,869	221
ConocoPhillips	2,685	197
Anadarko Petroleum Corp.	2,961	191
Marathon Petroleum Corp.	2,161	178
Occidental Petroleum Corp.	2,039	163
EOG Resources Inc.	1,132	134
Pioneer Natural Resources Co.	632	110

* TPI Composites Inc.	2,413	68
PBF Energy Inc. Class A	1,113	58
HollyFrontier Corp.	716	53
* WPX Energy Inc.	2,462	47
Marathon Oil Corp.	2,096	45
* Continental Resources Inc.	628	41
Peabody Energy Corp.	969	40
* Cheniere Energy Inc.	589	39
Murphy Oil Corp.	1,228	38
* Denbury Resources Inc.	6,557	37
Hess Corp.	535	36
ONEOK Inc.	501	33
* W&T Offshore Inc.	4,673	32
* California Resources Corp.	734	30
* Penn Virginia Corp.	312	28
* Sunrun Inc.	2,004	26
Delek US Holdings Inc.	481	26
* Enphase Energy Inc.	5,349	26
Helmerich & Payne Inc.	389	26
* Pioneer Energy Services Corp.	7,879	25
* ION Geophysical Corp.	1,387	25
Warrior Met Coal Inc.	1,008	24
Whiting Petroleum Corp.	467	24
* WildHorse Resource Development Corp.	1,039	23
* Transocean Ltd.	1,840	22
* HighPoint Resources Corp.	3,996	22
* Clean Energy Fuels Corp.	7,881	22
CVR Energy Inc.	565	21
Core Laboratories NV	167	19
* Northern Oil and Gas Inc.	5,262	18
* Helix Energy Solutions Group Inc.	1,937	18
Mammoth Energy Services Inc.	636	17
* Abraxas Petroleum Corp.	7,142	16
Diamondback Energy Inc.	130	16
SM Energy Co.	518	16
* Newpark Resources Inc.	1,311	14
* SRC Energy Inc.	1,463	14
* Diamond Offshore Drilling Inc.	755	13
* Matrix Service Co.	622	13
* TETRA Technologies Inc.	2,764	13
* Zion Oil & Gas Inc.	6,692	12
* Oil States International Inc.	344	12
		2,567
Financial Services (13.9%)
Mastercard Inc. Class A	873	188
TD Ameritrade Holding Corp.	3,156	185
Charles Schwab Corp.	2,954	150
Progressive Corp.	2,161	146
CME Group Inc.	835	146
S&P Global Inc.	603	125
Moody's Corp.	682	121
Visa Inc. Class A	770	113
Public Storage	482	102
* PayPal Holdings Inc.	927	86
* BofI Holding Inc.	1,783	66
Moelis & Co. Class A	1,133	66
* Square Inc.	712	63

Broadridge Financial Solutions Inc.	449	61
TCF Financial Corp.	2,292	58
BlackRock Inc.	111	53
Hanover Insurance Group Inc.	404	50
* FleetCor Technologies Inc.	225	48
First Financial Bankshares Inc.	789	48
Enterprise Financial Services Corp.	840	47
Morningstar Inc.	323	46
* Texas Capital Bancshares Inc.	513	46
MSCI Inc. Class A	248	45
Life Storage Inc.	450	44
RMR Group Inc. Class A	455	43
Santander Consumer USA Holdings Inc.	1,985	43
* WEX Inc.	222	42
TransUnion	554	42
First Bancorp	988	41
LPL Financial Holdings Inc.	614	41
* Fair Isaac Corp.	175	40
* E*TRADE Financial Corp.	673	40
Ryman Hospitality Properties Inc.	435	39
FirstCash Inc.	471	38
* SVB Financial Group	116	37
Rayonier Inc.	1,073	37
Evercore Inc. Class A	337	36
CubeSmart	1,058	32
Kemper Corp.	393	32
Interactive Brokers Group Inc.	510	32
Commerce Bancshares Inc.	438	31
Innovative Industrial Properties Inc.	674	31
* Zillow Group Inc.	618	30
T. Rowe Price Group Inc.	252	29
BOK Financial Corp.	278	29
* Enova International Inc.	813	27
* Worldpay Inc. Class A	271	26
Total System Services Inc.	271	26
Jack Henry & Associates Inc.	166	26
* Credit Acceptance Corp.	57	26
Jones Lang LaSalle Inc.	160	24
Opus Bank	856	24
Universal Insurance Holdings Inc.	534	24
Brookline Bancorp Inc.	1,210	22
* EZCORP Inc. Class A	1,840	20
OFG Bancorp	1,256	20
Virtu Financial Inc. Class A	907	20
Popular Inc.	391	20
Nasdaq Inc.	194	19
* Ocwen Financial Corp.	4,283	18
Comerica Inc.	180	18
* First BanCorp	1,996	17
Ashford Hospitality Trust Inc.	2,660	17
Federal Agricultural Mortgage Corp.	219	17
Regions Financial Corp.	866	17
* Health Insurance Innovations Inc. Class A	316	17
* NMI Holdings Inc. Class A	763	17
Hamilton Lane Inc. Class A	337	16
* Trupanion Inc.	428	16
East West Bancorp Inc.	256	16

EVERTEC Inc.	663	16
* Bancorp Inc.	1,575	16
United Insurance Holdings Corp.	737	15
Greenhill & Co. Inc.	551	15
CenterState Bank Corp.	477	15
Webster Financial Corp.	223	15
Cadence BanCorp Class A	499	14
Cullen/Frost Bankers Inc.	127	14
Umpqua Holdings Corp.	652	14
Zions Bancorporation	261	14
* Triumph Bancorp Inc.	324	14
* Green Dot Corp. Class A	160	14
* Western Alliance Bancorp	233	13
Primerica Inc.	109	13
* World Acceptance Corp.	110	13
Bank of NT Butterfield & Son Ltd.	228	12
Synovus Financial Corp.	200	10
* CBRE Group Inc. Class A	205	10
Ally Financial Inc.	322	9
Houlihan Lokey Inc. Class A	164	8
BankUnited Inc.	185	7
Heritage Insurance Holdings Inc.	302	4
		3,653
Health Care (21.9%)
* Illumina Inc.	673	239
* Intuitive Surgical Inc.	330	185
Zoetis Inc.	1,736	157
HCA Healthcare Inc.	1,141	153
* Boston Scientific Corp.	3,870	138
Humana Inc.	365	122
AbbVie Inc.	1,253	120
UnitedHealth Group Inc.	445	119
Anthem Inc.	407	108
Becton Dickinson and Co.	364	95
Bio-Techne Corp.	496	95
Baxter International Inc.	1,216	90
* CASI Pharmaceuticals Inc.	9,472	66
* Loxo Oncology Inc.	387	65
* G1 Therapeutics Inc.	1,006	61
Encompass Health Corp.	713	58
* Nektar Therapeutics Class A	854	57
* Haemonetics Corp.	507	57
* Neurocrine Biosciences Inc.	454	56
* Ligand Pharmaceuticals Inc.	214	56
Abbott Laboratories	826	55
* Insulet Corp.	528	55
US Physical Therapy Inc.	431	54
* Neogen Corp.	540	50
* Align Technology Inc.	129	50
* LivaNova plc	395	50
* ABIOMED Inc.	119	48
* STAAR Surgical Co.	1,013	48
* Exact Sciences Corp.	642	48
* HealthEquity Inc.	506	48
* ICU Medical Inc.	153	47
* Penumbra Inc.	330	46
* DexCom Inc.	309	45

* Sage Therapeutics Inc.	271	45
* Integra LifeSciences Holdings Corp.	736	44
* Sarepta Therapeutics Inc.	317	44
Tandem Diabetes Care Inc.	937	43
* CareDx Inc.	1,740	42
Chemed Corp.	128	41
* Codexis Inc.	2,404	41
* Centene Corp.	273	40
* Agios Pharmaceuticals Inc.	491	40
* FibroGen Inc.	646	39
* IDEXX Laboratories Inc.	155	39
ResMed Inc.	344	38
Innovate Biopharmaceuticals Inc.	5,329	38
* Geron Corp.	6,604	38
Ensign Group Inc.	965	38
* WellCare Health Plans Inc.	124	38
* Tabula Rasa HealthCare Inc.	427	37
* Seattle Genetics Inc.	484	37
* Inogen Inc.	138	37
* Surmodics Inc.	450	35
* ArQule Inc.	5,235	35
* Veeva Systems Inc. Class A	332	35
* Immunomedics Inc.	1,256	34
Rocket Pharmaceuticals Inc.	1,405	34
* Verastem Inc.	3,363	33
* Molina Healthcare Inc.	242	33
* T2 Biosystems Inc.	5,072	33
* IntriCon Corp.	440	33
* Atara Biotherapeutics Inc.	787	32
* REGENXBIO Inc.	456	32
* MyoKardia Inc.	515	32
* Natera Inc.	1,140	32
* Tactile Systems Technology Inc.	459	31
* PTC Therapeutics Inc.	742	31
* Iovance Biotherapeutics Inc.	1,744	31
* Teladoc Health Inc.	391	30
* WaVe Life Sciences Ltd.	568	30
* BioTelemetry Inc.	481	30
* TransEnterix Inc.	5,115	30
* Arrowhead Pharmaceuticals Inc.	1,989	29
STERIS plc	252	29
* Viking Therapeutics Inc.	2,192	29
* Heron Therapeutics Inc.	738	28
* Sientra Inc.	1,131	28
* ImmunoGen Inc.	2,763	28
* Karyopharm Therapeutics Inc.	1,336	28
* Fate Therapeutics Inc.	2,151	28
* Cerus Corp.	3,539	28
* Novocure Ltd.	595	27
* Madrigal Pharmaceuticals Inc.	112	27
* Intellia Therapeutics Inc.	864	27
* Cymabay Therapeutics Inc.	1,949	27
* Bluebird Bio Inc.	155	26
* Integer Holdings Corp.	323	26
Cantel Medical Corp.	266	26
* Biohaven Pharmaceutical Holding Co. Ltd.	678	26
* Adverum Biotechnologies Inc.	3,345	25

* Endocyte Inc.	1,273	25
* Tenet Healthcare Corp.	736	25
* Array BioPharma Inc.	1,580	25
* Quidel Corp.	316	24
* Vericel Corp.	1,991	24
* Globus Medical Inc.	453	24
* RadNet Inc.	1,725	24
* Mirati Therapeutics Inc.	420	24
* Momenta Pharmaceuticals Inc.	887	23
* Dicerna Pharmaceuticals Inc.	1,480	23
* AnaptysBio Inc.	264	23
* AxoGen Inc.	533	23
* Amedisys Inc.	186	23
* R1 RCM Inc.	2,323	23
* Kura Oncology Inc.	1,106	23
* Audentes Therapeutics Inc.	616	22
* Triple-S Management Corp. Class B	1,029	22
* Kadmon Holdings Inc.	5,180	22
* Assembly Biosciences Inc.	557	22
* Sangamo Therapeutics Inc.	1,212	22
* Xencor Inc.	521	22
* Voyager Therapeutics Inc.	999	22
* Intra-Cellular Therapies Inc.	987	22
* Alder Biopharmaceuticals Inc.	1,177	21
* CytomX Therapeutics Inc.	942	21
* Editas Medicine Inc.	644	21
* Catalyst Biosciences Inc.	1,883	21
* Sorrento Therapeutics Inc.	3,695	21
* Novavax Inc.	13,046	20
* Dova Pharmaceuticals Inc.	790	20
* Providence Service Corp.	289	19
* CryoLife Inc.	549	19
* Collegium Pharmaceutical Inc.	1,104	19
* Avanos Medical Inc.	256	18
* iRhythm Technologies Inc.	198	18
* Clearside Biomedical Inc.	2,658	18
* Stemline Therapeutics Inc.	1,058	18
* Senseonics Holdings Inc.	4,355	18
* Arena Pharmaceuticals Inc.	443	17
* Global Blood Therapeutics Inc.	345	17
* NeoGenomics Inc.	1,219	17
* Akcea Therapeutics Inc.	634	17
* Enanta Pharmaceuticals Inc.	180	16
* Abeona Therapeutics Inc.	1,002	15
* Spectrum Pharmaceuticals Inc.	685	15
* Medpace Holdings Inc.	240	14
* AMAG Pharmaceuticals Inc.	588	14
* Acorda Therapeutics Inc.	496	14
* Zogenix Inc.	290	14
* Varian Medical Systems Inc.	123	14
* ChemoCentryx Inc.	990	13
* TG Therapeutics Inc.	991	13
* GlycoMimetics Inc.	816	12
* Marinus Pharmaceuticals Inc.	1,612	12
Teleflex Inc.	44	11
* Orthofix Medical Inc.	200	11
* Aimmune Therapeutics Inc.	382	11

* Cutera Inc.	309	11
* Intersect ENT Inc.	355	10
* Halozyme Therapeutics Inc.	433	8
* Magellan Health Inc.	104	8
Phibro Animal Health Corp. Class A	103	5
		5,771
Materials & Processing (1.4%)
LyondellBasell Industries NV Class A	549	62
* Verso Corp.	1,316	41
Westlake Chemical Corp.	263	25
DMC Global Inc.	629	25
* PGT Innovations Inc.	1,014	25
Cabot Microelectronics Corp.	218	25
Steel Dynamics Inc.	492	22
* BlueLinx Holdings Inc.	603	22
United States Steel Corp.	713	21
* Trex Co. Inc.	238	20
* Amyris Inc.	2,189	20
* Allegheny Technologies Inc.	625	17
Carpenter Technology Corp.	259	15
Boise Cascade Co.	293	13
Materion Corp.	167	11
Simpson Manufacturing Co. Inc.	106	8
Schnitzer Steel Industries Inc.	244	6
		378
Other (0.0%)
* Yandex NV Class A	346	11

Producer Durables (9.1%)
Boeing Co.	535	183
CSX Corp.	1,439	107
Norfolk Southern Corp.	516	90
Korn/Ferry International	1,336	90
Union Pacific Corp.	592	89
Raytheon Co.	436	87
Automatic Data Processing Inc.	548	80
Cubic Corp.	988	75
Accenture plc Class A	402	68
WW Grainger Inc.	172	61
Northrop Grumman Corp.	198	59
* ASGN Inc.	610	56
* Keysight Technologies Inc.	859	56
Old Dominion Freight Line Inc.	340	52
HEICO Corp.	520	47
* Copart Inc.	733	47
* XPO Logistics Inc.	439	47
* Zebra Technologies Corp.	268	46
Cintas Corp.	190	40
* CoStar Group Inc.	90	40
CRA International Inc.	695	40
* Axon Enterprise Inc.	544	37
* Kirby Corp.	420	37
Insperity Inc.	298	36
Robert Half International Inc.	449	35
Barrett Business Services Inc.	419	31
* Vicor Corp.	479	30

Landstar System Inc.	248	29
* FTI Consulting Inc.	365	28
Kforce Inc.	659	28
FLIR Systems Inc.	428	27
Heidrick & Struggles International Inc.	579	26
ArcBest Corp.	531	26
* CryoPort Inc.	1,760	25
* Chart Industries Inc.	326	25
* Aerovironment Inc.	274	24
SkyWest Inc.	361	24
Exponent Inc.	447	23
* NV5 Global Inc.	250	22
ICF International Inc.	260	21
* Bristow Group Inc.	1,893	21
* Teledyne Technologies Inc.	86	20
McGrath RentCorp	343	20
* Covenant Transportation Group Inc. Class A	648	19
* Proto Labs Inc.	123	19
Mobile Mini Inc.	439	19
Spirit AeroSystems Holdings Inc. Class A	216	18
* SEACOR Holdings Inc.	352	18
IDEX Corp.	113	17
JB Hunt Transport Services Inc.	141	17
* CBIZ Inc.	698	17
* Gardner Denver Holdings Inc.	593	17
Systemax Inc.	443	16
* Casella Waste Systems Inc. Class A	536	15
Textron Inc.	218	15
Graco Inc.	306	14
Spartan Motors Inc.	896	13
ITT Inc.	216	13
Curtiss-Wright Corp.	94	13
* TriNet Group Inc.	196	12
BWX Technologies Inc.	188	11
Rollins Inc.	188	11
* Aerojet Rocketdyne Holdings Inc.	321	11
CH Robinson Worldwide Inc.	103	10
* Echo Global Logistics Inc.	279	9
Trinity Industries Inc.	237	8
Roper Technologies Inc.	26	8
* Generac Holdings Inc.	107	6
		2,401
Technology (18.9%)
NVIDIA Corp.	814	228
* Adobe Systems Inc.	801	211
Intuit Inc.	933	205
* salesforce.com Inc.	1,253	191
* Micron Technology Inc.	3,612	190
Intel Corp.	3,508	170
Microsoft Corp.	1,473	165
Cisco Systems Inc.	2,950	141
* Aspen Technology Inc.	945	109
* Palo Alto Networks Inc.	445	103
* ServiceNow Inc.	523	103
* Rapid7 Inc.	2,313	88
* Five9 Inc.	1,722	83
Texas Instruments Inc.	669	75

* HubSpot Inc.	434	62
* Atlassian Corp. plc Class A	651	59
* Electronic Arts Inc.	516	59
* PTC Inc.	577	58
* RingCentral Inc. Class A	602	56
* Akamai Technologies Inc.	737	55
* Splunk Inc.	429	55
* Fortinet Inc.	642	54
* GrubHub Inc.	361	52
* IAC/InterActiveCorp	247	49
* Twitter Inc.	1,384	49
* Nutanix Inc.	857	48
* GoDaddy Inc. Class A	581	47
* Cree Inc.	982	47
* New Relic Inc.	445	46
Harris Corp.	278	45
* Paycom Software Inc.	290	45
Seagate Technology plc	831	44
Ubiquiti Networks Inc.	490	44
* Zendesk Inc.	637	44
* Red Hat Inc.	293	43
* CACI International Inc. Class A	201	39
* Arista Networks Inc.	127	38
* VMware Inc. Class A	246	38
NetApp Inc.	433	38
* RealPage Inc.	594	37
Entegris Inc.	1,088	37
SS&C Technologies Holdings Inc.	610	36
Motorola Solutions Inc.	281	36
* EPAM Systems Inc.	251	36
* ON Semiconductor Corp.	1,647	35
* Tableau Software Inc. Class A	308	34
* VeriSign Inc.	214	34
* Glu Mobile Inc.	4,403	34
* Proofpoint Inc.	283	34
* F5 Networks Inc.	172	33
* ANSYS Inc.	172	32
* Citrix Systems Inc.	276	31
* ShotSpotter Inc.	545	31
* Okta Inc.	488	30
* Ultimate Software Group Inc.	97	30
* Match Group Inc.	597	30
* Varonis Systems Inc.	404	30
* Appfolio Inc.	346	30
* Nanometrics Inc.	654	29
* Coupa Software Inc.	393	28
* Diodes Inc.	723	27
Hewlett Packard Enterprise Co.	1,630	27
* Guidewire Software Inc.	264	27
* Pure Storage Inc. Class A	988	27
* Blucora Inc.	715	26
* SMART Global Holdings Inc.	784	26
* USA Technologies Inc.	1,587	26
* LivePerson Inc.	953	26
* Twilio Inc. Class A	317	26
* Alteryx Inc. Class A	429	25
* Tyler Technologies Inc.	99	24

* Carbonite Inc.	588	24
* Qualys Inc.	268	24
* Cision Ltd.	1,339	24
Cognizant Technology Solutions Corp. Class A	302	24
Monolithic Power Systems Inc.	157	24
* Take-Two Interactive Software Inc.	176	24
Turtle Beach Corp.	1,017	23
* Upland Software Inc.	623	23
* Bottomline Technologies DE Inc.	351	23
* Everbridge Inc.	384	23
* Silicon Laboratories Inc.	225	22
* Semtech Corp.	367	22
* Q2 Holdings Inc.	325	20
* PolarityTE Inc.	697	20
* Workiva Inc.	536	20
* SPS Commerce Inc.	198	19
* Cray Inc.	896	19
* Immersion Corp.	1,601	19
Maxim Integrated Products Inc.	305	18
* Yext Inc.	733	18
* Apptio Inc. Class A	458	18
* Electro Scientific Industries Inc.	800	18
* TechTarget Inc.	724	17
* eGain Corp.	1,149	16
Comtech Telecommunications Corp.	409	15
* IPG Photonics Corp.	82	14
* Hortonworks Inc.	626	14
* KEMET Corp.	538	14
* Box Inc.	562	14
* Model N Inc.	776	13
* Novanta Inc.	172	13
* Workday Inc. Class A	78	12
* Yelp Inc. Class A	255	12
Marvell Technology Group Ltd.	571	12
* Virtusa Corp.	194	11
DXC Technology Co.	124	11
* PROS Holdings Inc.	298	11
* Limelight Networks Inc.	2,087	11
MKS Instruments Inc.	113	11
* Teradata Corp.	243	10
* Envestnet Inc.	148	9
* GTT Communications Inc.	213	9
* Veritone Inc.	672	7
		4,975
Utilities (1.2%)
NextEra Energy Inc.	581	99
* Intelsat SA	2,222	49
NRG Energy Inc.	1,183	42
* Vistra Energy Corp.	1,745	41
* 8x8 Inc.	1,074	24
Avangrid Inc.	452	22
* Vonage Holdings Corp.	1,224	17
* Boingo Wireless Inc.	378	13
		307
Total Common Stocks (Cost $23,573)		26,213

	Coupon
Temporary Cash Investment (0.3%)1
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund (Cost $68)	2.153%	679	68
Total Investments (99.9%) (Cost $23,641)			26,281
Other Asset and Liabilities-Net (0.1%)[3]			31
Net Assets (100%)			26,312

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash with a value of $9,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	1	87	3
3

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

U.S. Momentum Factor ETF

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Vanguard U.S. Minimum Volatility ETF

Schedule of Investments (unaudited)
As of August 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.3%)
	Dollar General Corp.	2,407	259
	TJX Cos. Inc.	2,320	255
*	Etsy Inc.	3,695	180
	Hasbro Inc.	1,717	171
	John Wiley & Sons Inc. Class A	2,619	169
*	Madison Square Garden Co. Class A	549	166
*	Bright Horizons Family Solutions Inc.	1,170	140
	Callaway Golf Co.	5,970	136
	Estee Lauder Cos. Inc. Class A	813	114
	Scholastic Corp.	2,085	88
*	Lululemon Athletica Inc.	468	72
	McDonald's Corp.	441	72
	Tapestry Inc.	1,411	72
*	Qurate Retail Group Inc. QVC Group Class A	3,078	64
	Acushnet Holdings Corp.	2,365	64
	Cable One Inc.	72	60
*	Liberty Media Corp-Liberty SiriusXM A	1,224	57
	PriceSmart Inc.	635	55
	Service Corp. International	1,282	54
	Columbia Sportswear Co.	592	54
*	Red Robin Gourmet Burgers Inc.	1,277	53
*	Booking Holdings Inc.	27	53
*	Michael Kors Holdings Ltd.	708	51
*	XO Group Inc.	1,577	47
	Nutrisystem Inc.	844	31
*	Lands' End Inc.	1,098	28
	Johnson Outdoors Inc. Class A	242	24
	VF Corp.	260	24
	Walt Disney Co.	205	23
	World Wrestling Entertainment Inc. Class A	229	20
	New Media Investment Group Inc.	1,241	20
	New York Times Co. Class A	676	16
	Churchill Downs Inc.	44	12
*	Monarch Casino & Resort Inc.	257	12
*	Instructure Inc.	228	9
	Omnicom Group Inc.	127	9
*	Amazon.com Inc.	3	6
*	Deckers Outdoor Corp.	41	5
			2,745
Consumer Staples (9.2%)
	Procter & Gamble Co.	3,239	269
	Colgate-Palmolive Co.	3,789	252
*	Keurig Dr Pepper Inc.	10,386	237
	Vector Group Ltd.	12,971	201
	Altria Group Inc.	2,689	157
*	USANA Health Sciences Inc.	872	115
	Philip Morris International Inc.	1,427	111

Constellation Brands Inc. Class A	521	109
Turning Point Brands Inc.	2,585	87
Sysco Corp.	952	71
Coca-Cola Co.	1,446	64
Universal Corp.	1,042	62
Church & Dwight Co. Inc.	612	35
		1,770
Energy (7.8%)
ONEOK Inc.	4,099	270
Chevron Corp.	2,259	268
Phillips 66	2,025	240
Occidental Petroleum Corp.	2,585	207
Exxon Mobil Corp.	1,797	144
* Renewable Energy Group Inc.	5,114	138
* ION Geophysical Corp.	7,101	127
Evolution Petroleum Corp.	5,310	53
Cabot Oil & Gas Corp.	1,046	25
* Par Pacific Holdings Inc.	1,175	24
		1,496
Financial Services (25.5%)
White Mountains Insurance Group Ltd.	403	374
Apollo Commercial Real Estate Finance Inc.	15,210	296
TPG RE Finance Trust Inc.	12,444	257
Oritani Financial Corp.	15,755	255
* Equity Commonwealth	7,853	252
Capitol Federal Financial Inc.	18,852	249
Blackstone Mortgage Trust Inc. Class A	7,307	249
Equity LifeStyle Properties Inc.	2,468	239
* Fiserv Inc.	2,922	234
AGNC Investment Corp.	11,388	217
Starwood Property Trust Inc.	9,803	216
Annaly Capital Management Inc.	16,537	176
Progressive Corp.	2,097	142
AG Mortgage Investment Trust Inc.	6,197	117
Fidelity National Information Services Inc.	1,053	114
Easterly Government Properties Inc.	5,356	108
Aon plc	683	99
RBB Bancorp	3,093	89
Kearny Financial Corp.	6,314	86
Marsh & McLennan Cos. Inc.	1,005	85
Ladder Capital Corp. Class A	4,609	80
Brown & Brown Inc.	2,534	77
Highwoods Properties Inc.	1,480	74
MFA Financial Inc.	8,715	67
Old Line Bancshares Inc.	1,933	66
Sun Communities Inc.	555	57
Erie Indemnity Co. Class A	454	56
Aflac Inc.	1,212	56
CBTX Inc.	1,509	55
Granite Point Mortgage Trust Inc.	2,866	55
PennyMac Mortgage Investment Trust	2,694	54
* Forestar Group Inc.	1,947	50
* St. Joe Co.	2,417	42
Two Harbors Investment Corp.	2,453	38
* Equity Bancshares Inc. Class A	797	32
Washington REIT	963	30

* Bank of Princeton	885	29
Public Storage	127	27
FS Bancorp Inc.	457	27
Orchid Island Capital Inc.	2,826	22
Southern National Bancorp of Virginia Inc.	1,141	20
Duke Realty Corp.	693	20
FirstCash Inc.	50	4
		4,892
Health Care (10.0%)
Cigna Corp.	829	156
* Geron Corp.	26,800	154
Humana Inc.	404	135
Zoetis Inc.	1,404	127
US Physical Therapy Inc.	956	120
* Henry Schein Inc.	1,528	119
Johnson & Johnson	845	114
* Laboratory Corp. of America Holdings	629	109
Quest Diagnostics Inc.	963	106
* Myriad Genetics Inc.	1,725	86
STERIS plc	703	80
Pfizer Inc.	1,873	78
* Providence Service Corp.	1,132	76
HCA Healthcare Inc.	566	76
Universal Health Services Inc. Class B	446	58
Encompass Health Corp.	703	57
* Centene Corp.	390	57
* Ligand Pharmaceuticals Inc.	193	50
* Triple-S Management Corp. Class B	2,059	45
* LHC Group Inc.	391	39
Eli Lilly & Co.	249	26
Bio-Techne Corp.	120	23
Merck & Co. Inc.	149	10
* Eagle Pharmaceuticals Inc.	122	8
Chemed Corp.	23	7
		1,916
Materials & Processing (1.1%)
Ecolab Inc.	852	128
International Flavors & Fragrances Inc.	364	47
Royal Gold Inc.	416	32
Newmont Mining Corp.	444	14
		221
Producer Durables (7.5%)
Genpact Ltd.	6,206	190
Raytheon Co.	821	164
* ExlService Holdings Inc.	1,907	122
AMETEK Inc.	1,514	117
* Willscot Corp. Class A	5,505	96
* Kirby Corp.	1,074	94
* SEACOR Holdings Inc.	1,757	90
Ship Finance International Ltd.	6,351	90
* Conduent Inc.	3,754	87
* CoStar Group Inc.	184	81
L3 Technologies Inc.	341	73
BWX Technologies Inc.	1,056	65
Hackett Group Inc.	2,825	58
* Gulfmark Offshore Inc.	981	36

Northrop Grumman Corp.	119	36
* Daseke Inc.	3,376	30
Accenture plc Class A	69	12
* Eagle Bulk Shipping Inc.	898	4
		1,445
Technology (17.0%)
Motorola Solutions Inc.	2,080	267
Amdocs Ltd.	3,973	259
Harris Corp.	1,563	254
* Viavi Solutions Inc.	20,628	231
* F5 Networks Inc.	1,000	189
* Palo Alto Networks Inc.	638	148
* Ciena Corp.	4,596	145
CA Inc.	3,274	143
InterDigital Inc.	1,589	131
Cognizant Technology Solutions Corp. Class A	1,609	126
* VeriSign Inc.	793	126
* Alarm.com Holdings Inc.	1,958	110
* NetScout Systems Inc.	4,201	105
Juniper Networks Inc.	3,341	95
* EchoStar Corp. Class A	1,880	90
Plantronics Inc.	1,333	90
* CommScope Holding Co. Inc.	2,287	73
ADTRAN Inc.	4,046	70
* Bottomline Technologies	1,045	69
* Synopsys Inc.	549	56
* Arista Networks Inc.	186	56
* TechTarget Inc.	2,305	55
* Black Knight Inc.	990	53
Cisco Systems Inc.	1,091	52
* Hortonworks Inc.	2,211	49
* ChannelAdvisor Corp.	3,424	45
* SPS Commerce Inc.	424	42
* Q2 Holdings Inc.	579	36
* Blucora Inc.	911	33
* Model N Inc.	1,611	27
* Tableau Software Inc. Class A	153	17
* Tucows Inc. Class A	257	15
* Workiva Inc.	229	9
Sigma Designs Inc.	8,007	1
		3,267
Utilities (7.1%)
NextEra Energy Inc.	1,388	236
Duke Energy Corp.	2,389	194
American Electric Power Co. Inc.	2,609	187
Southern Co.	4,166	182
CMS Energy Corp.	3,167	156
Xcel Energy Inc.	2,526	121
Exelon Corp.	2,767	121
ALLETE Inc.	1,422	107
Consolidated Edison Inc.	386	31
Public Service Enterprise Group Inc.	527	28
Hawaiian Electric Industries Inc.	126	4
		1,367
Total Common Stocks (Cost $17,814)		19,119

Temporary Cash Investments (0.3%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.098%	12/27/18	4	4
			Shares
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	2.153%		653	65
Total Temporary Cash Investments (Cost $69)				69
Total Investments (99.8%) (Cost $17,883)				19,188
Other Assets and Liabilities-Net (0.2%)[3]				34
Net Assets (100%)				19,222

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash with a value of $3,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	1	87	3

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.

U.S. Minimum Volatility ETF

The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Vanguard U.S. Liquidity Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (9.3%)
	Sirius XM Holdings Inc.	16,241	115
	Las Vegas Sands Corp.	1,468	96
	Yum! Brands Inc.	962	84
	VF Corp.	790	73
	Ross Stores Inc.	688	66
	Penske Automotive Group Inc.	1,027	54
	News Corp. Class A	3,429	45
	Choice Hotels International Inc.	543	42
	AMERCO	88	33
*	Monarch Casino & Resort Inc.	681	32
*	K12 Inc.	1,892	31
*	Bright Horizons Family Solutions Inc.	260	31
*	XO Group Inc.	1,003	30
*	2U Inc.	331	29
	Haverty Furniture Cos. Inc.	1,094	24
*	tronc Inc.	1,452	24
	Churchill Downs Inc.	84	24
*	MCBC Holdings Inc.	830	23
*	Motorcar Parts of America Inc.	857	23
*	Vera Bradley Inc.	1,550	23
*	Liberty Media Corp-Liberty Formula One	613	23
	Marriott Vacations Worldwide Corp.	185	22
*	Denny's Corp.	1,442	22
*	El Pollo Loco Holdings Inc.	1,806	21
*	Revlon Inc. Class A	988	21
*	Potbelly Corp.	1,558	21
*	Barnes & Noble Education Inc.	3,498	21
	Scholastic Corp.	497	21
	Entravision Communications Corp. Class A	3,924	21
	Carnival Corp.	335	21
*	WideOpenWest Inc.	1,673	19
*	Grand Canyon Education Inc.	118	14
	Columbia Sportswear Co.	153	14
*	Liberty Media Corp-Liberty SiriusXM C	282	13
	Emerald Expositions Events Inc.	778	12
	Johnson Outdoors Inc. Class A	115	12
	Marcus Corp.	286	12
	Cable One Inc.	13	11
	Pool Corp.	64	10
	Inter Parfums Inc.	158	10
*	Bridgepoint Education Inc. Class A	862	10
*	America's Car-Mart Inc.	121	10
*	Regis Corp.	470	10
*	Career Education Corp.	615	10
*	Lands' End Inc.	381	10
	HealthStream Inc.	299	9
	National Presto Industries Inc.	69	9
	Superior Industries International Inc.	364	8
*	Liberty Media Corp-Liberty Braves	295	8

Tower International Inc.	227	8
* Stoneridge Inc.	256	8
Hooker Furniture Corp.	182	8
Citi Trends Inc.	246	8
* Golden Entertainment Inc.	262	8
* Belmond Ltd. Class A	451	7
* Cavco Industries Inc.	30	7
Acushnet Holdings Corp.	272	7
* QuinStreet Inc.	484	7
* ServiceMaster Global Holdings Inc.	111	7
Service Corp. International	157	7
Movado Group Inc.	154	6
* Carrols Restaurant Group Inc.	402	6
* Duluth Holdings Inc.	217	6
* Gentherm Inc.	120	6
* Cimpress NV	41	6
* Universal Electronics Inc.	129	5
International Game Technology plc	261	5
* American Public Education Inc.	155	5
Standard Motor Products Inc.	104	5
* Quotient Technology Inc.	348	5
* Care.com Inc.	267	5
Viad Corp.	82	5
Carriage Services Inc. Class A	220	5
Ruth's Hospitality Group Inc.	161	5
KAR Auction Services Inc.	77	5
Gentex Corp.	206	5
* Visteon Corp.	42	5
Texas Roadhouse Inc. Class A	67	5
* Liberty Broadband Corp.	53	4
* Chuy's Holdings Inc.	144	4
* Sportsman's Warehouse Holdings Inc.	718	4
Garmin Ltd.	60	4
Cato Corp. Class A	184	4
* Del Taco Restaurants Inc.	304	4
Extended Stay America Inc.	193	4
Sonic Automotive Inc. Class A	178	4
Aramark	92	4
International Speedway Corp. Class A	84	4
New Media Investment Group Inc.	232	4
Cinemark Holdings Inc.	98	4
* Central Garden & Pet Co. Class A	100	4
Matthews International Corp. Class A	69	4
* LKQ Corp.	94	3
* Bojangles' Inc.	206	3
* Michaels Cos. Inc.	152	3
* GCI Liberty Inc. Class A	40	2
* Drive Shack Inc.	310	2
* Eros International plc	155	2
* Biglari Holdings Inc.	1	1
		1,576
Consumer Staples (3.4%)
* Monster Beverage Corp.	1,706	104
Sysco Corp.	1,182	88
* Simply Good Foods Co.	2,625	47
* Performance Food Group Co.	1,194	40
Kraft Heinz Co.	610	36

Flowers Foods Inc.	1,504	30
Coca-Cola European Partners plc	638	27
Brown-Forman Corp. Class B	406	21
Lancaster Colony Corp.	128	20
* Farmer Brothers Co.	591	17
* Pilgrim's Pride Corp.	830	15
Colgate-Palmolive Co.	227	15
Kimberly-Clark Corp.	128	15
* Freshpet Inc.	362	14
* Primo Water Corp.	530	11
General Mills Inc.	229	11
* National Beverage Corp.	88	10
* Chefs' Warehouse Inc.	314	9
Ingles Markets Inc. Class A	204	7
Weis Markets Inc.	148	7
Andersons Inc.	162	7
Lamb Weston Holdings Inc.	87	6
WD-40 Co.	31	6
Tootsie Roll Industries Inc.	188	5
Nu Skin Enterprises Inc. Class A	54	4
* Smart & Final Stores Inc.	524	4
SpartanNash Co.	159	3
Ingredion Inc.	29	3
		582
Energy (2.5%)
Phillips 66	817	97
* EP Energy Corp. Class A	16,874	29
* SEACOR Marine Holdings Inc.	1,234	25
* Par Pacific Holdings Inc.	1,184	24
Ocean Rig UDW Inc.	869	24
* Abraxas Petroleum Corp.	10,399	23
* Frank's International NV	2,498	22
* NCS Multistage Holdings Inc.	1,349	22
* Newpark Resources Inc.	2,049	21
* ION Geophysical Corp.	1,017	18
Kinder Morgan Inc.	1,015	18
EOG Resources Inc.	103	12
* Centennial Resource Development Inc. Class A	529	10
* Clean Energy Fuels Corp.	3,648	10
* TPI Composites Inc.	325	9
* Pioneer Energy Services Corp.	2,258	7
Mammoth Energy Services Inc.	219	6
Valvoline Inc.	273	6
* TETRA Technologies Inc.	1,141	5
* Matrix Service Co.	243	5
* Tellurian Inc.	506	5
RPC Inc.	356	5
* REX American Resources Corp.	48	4
* Exterran Corp.	136	4
TerraForm Power Inc. Class A	327	4
* SandRidge Energy Inc.	227	4
* Ring Energy Inc.	135	2
		421
Financial Services (34.7%)
Intercontinental Exchange Inc.	1,589	121
Moody's Corp.	673	120

Marsh & McLennan Cos. Inc.	1,390	118
Prudential Financial Inc.	1,195	117
TD Ameritrade Holding Corp.	1,896	111
Aon plc	760	111
Aflac Inc.	2,255	104
Chubb Ltd.	748	101
Prologis Inc.	1,412	95
Public Storage	436	93
CME Group Inc.	508	89
* Fiserv Inc.	1,107	89
Progressive Corp.	1,154	78
Capital One Financial Corp.	778	77
Fidelity National Information Services Inc.	684	74
BB&T Corp.	1,416	73
State Street Corp.	834	72
S&P Global Inc.	340	70
Bank of New York Mellon Corp.	1,282	67
SunTrust Banks Inc.	908	67
Stifel Financial Corp.	1,053	59
Cathay General Bancorp	1,376	58
Universal Health Realty Income Trust	749	57
BlackRock Inc.	115	55
CNO Financial Group Inc.	2,473	53
Equinix Inc.	112	49
Medical Properties Trust Inc.	3,205	48
Weingarten Realty Investors	1,540	48
Front Yard Residential Corp.	3,716	45
Allstate Corp.	442	44
Simon Property Group Inc.	241	44
Primerica Inc.	357	44
Gladstone Commercial Corp.	2,192	44
Selective Insurance Group Inc.	671	43
United Bankshares Inc.	1,089	43
First Citizens BancShares Inc. Class A	89	42
CatchMark Timber Trust Inc. Class A	3,340	42
MetLife Inc.	904	41
City Office REIT Inc.	3,159	41
Peapack Gladstone Financial Corp.	1,217	41
TFS Financial Corp.	2,598	40
Home BancShares Inc.	1,700	40
Investors Real Estate Trust	7,232	39
* Enstar Group Ltd.	180	38
Ryman Hospitality Properties Inc.	432	38
Commerce Bancshares Inc.	521	37
Hancock Whitney Corp.	713	37
Chemical Financial Corp.	641	37
ConnectOne Bancorp Inc.	1,465	36
UMB Financial Corp.	479	36
CNA Financial Corp.	799	36
IBERIABANK Corp.	413	36
BOK Financial Corp.	347	36
Independent Bank Corp.	1,416	35
Paramount Group Inc.	2,191	35
Urstadt Biddle Properties Inc. Class A	1,525	35
First Hawaiian Inc.	1,195	35
* Equity Commonwealth	1,073	34
Prosperity Bancshares Inc.	455	34

FNB Corp.	2,502	34
Janus Henderson Group plc	1,180	33
Travelers Cos. Inc.	253	33
Midland States Bancorp Inc.	960	33
* CoreLogic Inc.	645	33
Rayonier Inc.	932	32
RMR Group Inc. Class A	334	32
* First Foundation Inc.	1,936	31
Santander Consumer USA Holdings Inc.	1,423	31
FirstCash Inc.	355	29
PNC Financial Services Group Inc.	199	29
JBG SMITH Properties	750	28
Bryn Mawr Bank Corp.	573	28
* Howard Hughes Corp.	214	28
American National Insurance Co.	216	28
Valley National Bancorp	2,291	28
Diamond Hill Investment Group Inc.	147	27
BGC Partners Inc. Class A	2,186	27
Equity LifeStyle Properties Inc.	276	27
Douglas Emmett Inc.	680	27
Charles Schwab Corp.	521	26
American Campus Communities Inc.	617	26
Liberty Property Trust	579	25
Popular Inc.	503	25
Old Republic International Corp.	1,119	25
Tompkins Financial Corp.	281	25
TrustCo Bank Corp.	2,651	25
Umpqua Holdings Corp.	1,142	24
Cincinnati Financial Corp.	317	24
Jones Lang LaSalle Inc.	159	24
TCF Financial Corp.	947	24
Nelnet Inc. Class A	416	24
Torchmark Corp.	262	23
Jefferies Financial Group Inc.	964	22
Oritani Financial Corp.	1,370	22
Assured Guaranty Ltd.	544	22
Meridian Bancorp Inc.	1,224	22
ServisFirst Bancshares Inc.	502	22
BBX Capital Corp. Class A	2,907	22
UDR Inc.	538	21
* Greenlight Capital Re Ltd. Class A	1,648	21
Healthcare Trust of America Inc. Class A	721	21
* Everi Holdings Inc.	2,366	21
* Equity Bancshares Inc. Class A	504	20
Morningstar Inc.	137	19
PS Business Parks Inc.	143	19
Banco Latinoamericano de Comercio Exterior SA	870	18
Hospitality Properties Trust	611	18
Bank of Hawaii Corp.	203	17
Senior Housing Properties Trust	881	17
Erie Indemnity Co. Class A	136	17
Maiden Holdings Ltd.	4,303	16
* Fair Isaac Corp.	70	16
Cedar Realty Trust Inc.	3,487	16
* On Deck Capital Inc.	1,636	13
White Mountains Insurance Group Ltd.	14	13
1st Source Corp.	221	12

United Financial Bancorp Inc.	693	12
Hanover Insurance Group Inc.	99	12
American Tower Corp.	80	12
WP Carey Inc.	177	12
Brown & Brown Inc.	384	12
American Express Co.	109	12
WR Berkley Corp.	141	11
Associated Banc-Corp	402	11
Apple Hospitality REIT Inc.	590	10
OFG Bancorp	628	10
Alleghany Corp.	16	10
Sun Communities Inc.	97	10
First Industrial Realty Trust Inc.	308	10
* TriState Capital Holdings Inc.	328	10
Highwoods Properties Inc.	195	10
* Markel Corp.	8	10
Healthcare Realty Trust Inc.	309	10
First American Financial Corp.	164	9
* eHealth Inc.	317	9
US Bancorp	169	9
BancFirst Corp.	141	9
* Euronet Worldwide Inc.	91	9
Live Oak Bancshares Inc.	292	9
Eaton Vance Corp.	163	9
S&T Bancorp Inc.	184	9
Wintrust Financial Corp.	96	8
Pinnacle Financial Partners Inc.	131	8
United Fire Group Inc.	170	8
Kinsale Capital Group Inc.	138	8
* Essent Group Ltd.	193	8
FB Financial Corp.	190	8
United Insurance Holdings Corp.	400	8
First Bancorp	197	8
Radian Group Inc.	401	8
UMH Properties Inc.	508	8
* INTL. FCStone Inc.	145	8
* Veritex Holdings Inc.	262	8
* Western Alliance Bancorp	139	8
* Franklin Financial Network Inc.	207	8
Tier REIT Inc.	334	8
Jack Henry & Associates Inc.	50	8
Webster Financial Corp.	121	8
Fidelity Southern Corp.	325	8
National Western Life Group Inc. Class A	24	8
* Triumph Bancorp Inc.	184	8
TriCo Bancshares	198	8
American Financial Group Inc.	69	8
SEI Investments Co.	121	8
Carolina Financial Corp.	185	8
Park National Corp.	68	7
National Bank Holdings Corp. Class A	186	7
Kilroy Realty Corp.	102	7
Synovus Financial Corp.	149	7
Safety Insurance Group Inc.	77	7
Univest Corp. of Pennsylvania	261	7
* Marcus & Millichap Inc.	202	7
Heritage Financial Corp.	200	7

Lakeland Bancorp Inc.	376	7
* SLM Corp.	616	7
Alexander's Inc.	20	7
City Holding Co.	86	7
National General Holdings Corp.	253	7
EPR Properties	98	7
WesBanco Inc.	137	7
Sunstone Hotel Investors Inc.	398	7
* Bancorp Inc.	665	7
First Busey Corp.	207	7
Community Healthcare Trust Inc.	213	7
* Enova International Inc.	199	7
Lakeland Financial Corp.	134	7
NorthStar Realty Europe Corp.	479	7
Hudson Pacific Properties Inc.	194	7
OceanFirst Financial Corp.	224	7
Southside Bancshares Inc.	183	7
Gaming and Leisure Properties Inc.	178	6
BankUnited Inc.	164	6
Employers Holdings Inc.	138	6
NBT Bancorp Inc.	156	6
MarketAxess Holdings Inc.	33	6
Heartland Financial USA Inc.	103	6
Lazard Ltd. Class A	130	6
Braemar Hotels & Resorts Inc.	537	6
PJT Partners Inc.	107	6
InfraREIT Inc.	293	6
Cullen/Frost Bankers Inc.	55	6
Dime Community Bancshares Inc.	336	6
Loews Corp.	121	6
* Arch Capital Group Ltd.	198	6
LPL Financial Holdings Inc.	91	6
Towne Bank	177	6
WSFS Financial Corp.	118	6
Iron Mountain Inc.	159	6
Sandy Spring Bancorp Inc.	145	6
Federal Agricultural Mortgage Corp.	73	6
Axis Capital Holdings Ltd.	97	6
Reinsurance Group of America Inc. Class A	39	6
Ashford Hospitality Trust Inc.	849	6
Independent Bank Corp.	60	5
Fidelity National Financial Inc.	129	5
PacWest Bancorp	102	5
Central Pacific Financial Corp.	179	5
Cousins Properties Inc.	532	5
Provident Financial Services Inc.	196	5
Lamar Advertising Co. Class A	64	5
Bluerock Residential Growth REIT Inc. Class A	498	5
First Financial Bankshares Inc.	81	5
* MGIC Investment Corp.	374	5
Enterprise Financial Services Corp.	84	5
* Seacoast Banking Corp. of Florida	149	5
Farmland Partners Inc.	666	5
Investors Bancorp Inc.	361	5
Westamerica Bancorporation	72	5
Life Storage Inc.	47	5
National Retail Properties Inc.	99	5

Franklin Street Properties Corp.	532	5
STORE Capital Corp.	158	5
Getty Realty Corp.	156	5
Cohen & Steers Inc.	109	5
* St. Joe Co.	262	4
American Homes 4 Rent Class A	194	4
Park Hotels & Resorts Inc.	134	4
First Commonwealth Financial Corp.	263	4
International Bancshares Corp.	94	4
Investment Technology Group Inc.	200	4
Hanmi Financial Corp.	166	4
Monmouth Real Estate Investment Corp.	248	4
Jernigan Capital Inc.	214	4
Horace Mann Educators Corp.	92	4
First Merchants Corp.	88	4
* Flagstar Bancorp Inc.	128	4
CorEnergy Infrastructure Trust Inc.	112	4
Preferred Bank	68	4
AMERISAFE Inc.	65	4
First Financial Bancorp	132	4
Boston Private Financial Holdings Inc.	286	4
Arthur J Gallagher & Co.	57	4
Renasant Corp.	88	4
PennyMac Financial Services Inc. Class A	194	4
Brookline Bancorp Inc.	226	4
Apartment Investment & Management Co.	93	4
Taubman Centers Inc.	63	4
East West Bancorp Inc.	64	4
RE/MAX Holdings Inc. Class A	80	4
CVB Financial Corp.	163	4
Raymond James Financial Inc.	42	4
RenaissanceRe Holdings Ltd.	29	4
Opus Bank	135	4
Independent Bank Group Inc.	55	4
Kearny Financial Corp.	278	4
Capitol Federal Financial Inc.	286	4
Navient Corp.	272	4
Select Income REIT	179	4
* Texas Capital Bancshares Inc.	41	4
Sterling Bancorp	159	4
Principal Financial Group Inc.	60	3
Piper Jaffray Cos.	42	3
Heritage Insurance Holdings Inc.	214	3
Hilltop Holdings Inc.	149	3
* Customers Bancorp Inc.	125	3
Universal Insurance Holdings Inc.	68	3
Legg Mason Inc.	96	3
GAIN Capital Holdings Inc.	342	3
HFF Inc. Class A	51	2
		5,883
Health Care (15.1%)
Baxter International Inc.	1,228	91
* Illumina Inc.	246	87
Danaher Corp.	842	87
Becton Dickinson and Co.	318	83
Zoetis Inc.	913	83
HCA Healthcare Inc.	596	80

Stryker Corp.	452	77
* Boston Scientific Corp.	2,148	76
Thermo Fisher Scientific Inc.	299	71
Bruker Corp.	1,397	50
* Corium International Inc.	4,757	46
Humana Inc.	126	42
* Genomic Health Inc.	666	41
* Karyopharm Therapeutics Inc.	1,890	40
* Vertex Pharmaceuticals Inc.	211	39
Eli Lilly & Co.	356	38
* Xencor Inc.	900	38
Cantel Medical Corp.	378	37
* QIAGEN NV	881	34
Computer Programs & Systems Inc.	1,232	34
* STAAR Surgical Co.	679	32
* Neogen Corp.	339	32
* ICU Medical Inc.	101	31
* HealthEquity Inc.	323	30
* R1 RCM Inc.	3,031	30
Abbott Laboratories	444	30
* Penumbra Inc.	211	29
* Pacific Biosciences of California Inc.	5,516	28
* GenMark Diagnostics Inc.	3,184	27
* Insulet Corp.	258	27
* Codexis Inc.	1,473	25
* Alexion Pharmaceuticals Inc.	204	25
* ChemoCentryx Inc.	1,869	25
* American Renal Associates Holdings Inc.	1,096	24
* Teligent Inc.	5,857	24
* FibroGen Inc.	385	24
* Dova Pharmaceuticals Inc.	921	23
* Adverum Biotechnologies Inc.	3,062	23
* CareDx Inc.	957	23
* Seattle Genetics Inc.	302	23
Encompass Health Corp.	282	23
* Syndax Pharmaceuticals Inc.	2,953	23
* Athenex Inc.	1,385	23
* Senseonics Holdings Inc.	5,547	23
* Capital Senior Living Corp.	2,530	22
* Charles River Laboratories International Inc.	179	22
* RadNet Inc.	1,588	22
Hill-Rom Holdings Inc.	226	22
* Theravance Biopharma Inc.	733	21
* Tetraphase Pharmaceuticals Inc.	5,961	21
* Ardelyx Inc.	4,856	21
* Calithera Biosciences Inc.	3,509	19
* Syros Pharmaceuticals Inc.	1,522	19
* Jounce Therapeutics Inc.	2,319	18
* Haemonetics Corp.	162	18
* Dicerna Pharmaceuticals Inc.	1,100	17
* BioScrip Inc.	5,886	17
Bio-Techne Corp.	87	17
* Neos Therapeutics Inc.	2,880	17
* Reata Pharmaceuticals Inc. Class A	184	16
* T2 Biosystems Inc.	2,415	16
* Clearside Biomedical Inc.	2,226	15
* Amphastar Pharmaceuticals Inc.	785	15

* Ra Pharmaceuticals Inc.	1,188	15
* Sientra Inc.	549	14
* CryoLife Inc.	394	14
Chemed Corp.	41	13
* AtriCure Inc.	379	13
* NeoGenomics Inc.	908	13
* Invitae Corp.	799	12
* NanoString Technologies Inc.	666	11
West Pharmaceutical Services Inc.	91	11
US Physical Therapy Inc.	76	10
* G1 Therapeutics Inc.	155	9
* WaVe Life Sciences Ltd.	176	9
* Selecta Biosciences Inc.	660	9
* Cross Country Healthcare Inc.	884	9
* Integra LifeSciences Holdings Corp.	148	9
STERIS plc	76	9
Atrion Corp.	13	9
Ensign Group Inc.	215	8
* Quality Systems Inc.	360	8
* Fate Therapeutics Inc.	605	8
* Antares Pharma Inc.	2,076	7
* Catalyst Pharmaceuticals Inc.	2,166	7
Luminex Corp.	256	7
* Catalent Inc.	171	7
PerkinElmer Inc.	76	7
* Aratana Therapeutics Inc.	1,319	7
National HealthCare Corp.	90	7
Phibro Animal Health Corp. Class A	144	7
* Aduro Biotech Inc.	912	7
* Medidata Solutions Inc.	77	7
* Bio-Rad Laboratories Inc. Class A	20	7
* Cerus Corp.	823	6
* Medpace Holdings Inc.	107	6
* Assembly Biosciences Inc.	159	6
* Triple-S Management Corp. Class B	288	6
* AngioDynamics Inc.	279	6
* Stemline Therapeutics Inc.	351	6
* Providence Service Corp.	89	6
* PRA Health Sciences Inc.	52	5
* Surgery Partners Inc.	315	5
* Alkermes plc	119	5
CONMED Corp.	61	5
Meridian Bioscience Inc.	298	5
* ViewRay Inc.	464	5
ResMed Inc.	41	5
Medtronic plc	46	4
* Kura Oncology Inc.	204	4
* Conatus Pharmaceuticals Inc.	722	4
* Iovance Biotherapeutics Inc.	222	4
* Accelerate Diagnostics Inc.	153	4
Teleflex Inc.	15	4
* Retrophin Inc.	112	4
* Voyager Therapeutics Inc.	155	3
* MacroGenics Inc.	139	3
* PDL BioPharma Inc.	1,019	2
LeMaitre Vascular Inc.	56	2
		2,561

Materials & Processing (7.8%)
Southern Copper Corp.	2,534	111
Air Products & Chemicals Inc.	593	99
Ecolab Inc.	609	92
PPG Industries Inc.	783	87
LyondellBasell Industries NV Class A	548	62
Praxair Inc.	340	54
PolyOne Corp.	1,174	50
NewMarket Corp.	114	46
* Univar Inc.	1,621	45
Versum Materials Inc.	1,099	44
Valmont Industries Inc.	290	41
NN Inc.	1,721	34
Global Brass & Copper Holdings Inc.	885	34
* Owens-Illinois Inc.	1,919	34
American Vanguard Corp.	1,528	33
* JELD-WEN Holding Inc.	1,336	32
Myers Industries Inc.	1,322	29
* Ryerson Holding Corp.	2,323	24
Haynes International Inc.	565	22
* Armstrong Flooring Inc.	1,172	20
* Koppers Holdings Inc.	560	20
Olympic Steel Inc.	888	20
Royal Gold Inc.	243	18
DMC Global Inc.	464	18
Sherwin-Williams Co.	35	16
* Unifi Inc.	481	15
AptarGroup Inc.	127	13
Cabot Corp.	173	11
Sonoco Products Co.	188	11
* Veritiv Corp.	201	10
Chase Corp.	74	9
* Verso Corp.	241	8
Griffon Corp.	404	7
Materion Corp.	113	7
Hexcel Corp.	109	7
* Foundation Building Materials Inc.	501	7
RPM International Inc.	98	7
Reliance Steel & Aluminum Co.	75	7
PH Glatfelter Co.	320	6
Quanex Building Products Corp.	355	6
AAON Inc.	144	6
Balchem Corp.	52	6
Gold Resource Corp.	1,081	6
Timken Co.	112	5
Comfort Systems USA Inc.	90	5
Mueller Industries Inc.	160	5
* PGT Innovations Inc.	206	5
Insteel Industries Inc.	130	5
Stepan Co.	54	5
Quaker Chemical Corp.	26	5
Advanced Drainage Systems Inc.	147	5
* LSB Industries Inc.	518	4
Innospec Inc.	58	4
* Tahoe Resources Inc.	1,173	4
Neenah Inc.	44	4
Innophos Holdings Inc.	88	4

* Intrepid Potash Inc.	1,087	4
Schweitzer-Mauduit International Inc.	90	4
International Flavors & Fragrances Inc.	27	3
Westlake Chemical Corp.	36	3
Caesarstone Ltd.	171	3
* Clearwater Paper Corp.	109	3
Scotts Miracle-Gro Co.	41	3
		1,317
Other (0.0%)1
* Havilah Mining Corp.	605	—

Producer Durables (15.3%)
Roper Technologies Inc.	320	95
Johnson Controls International plc	2,267	86
Waste Management Inc.	858	78
Illinois Tool Works Inc.	514	71
Norfolk Southern Corp.	373	65
General Dynamics Corp.	313	61
Emerson Electric Co.	783	60
Automatic Data Processing Inc.	407	60
Barnes Group Inc.	877	60
John Bean Technologies Corp.	502	59
* Colfax Corp.	1,563	55
National Instruments Corp.	1,136	54
* ASGN Inc.	572	53
Crane Co.	580	53
Curtiss-Wright Corp.	394	53
Air Lease Corp. Class A	1,083	50
* Willscot Corp. Class A	2,618	46
Regal Beloit Corp.	538	45
Deluxe Corp.	718	42
CRA International Inc.	716	41
Toro Co.	671	41
Genpact Ltd.	1,278	39
MTS Systems Corp.	680	37
MAXIMUS Inc.	545	36
Nordson Corp.	260	36
EMCOR Group Inc.	444	36
American Railcar Industries Inc.	761	35
Eaton Corp. plc	419	35
Cummins Inc.	237	34
Woodward Inc.	410	33
* InnerWorkings Inc.	3,867	30
Hyster-Yale Materials Handling Inc.	476	29
* Vicor Corp.	443	28
* Lydall Inc.	622	27
* Frontline Ltd.	4,875	26
HEICO Corp.	291	26
* Titan Machinery Inc.	1,457	26
Systemax Inc.	653	24
Spartan Motors Inc.	1,565	23
Accenture plc Class A	131	22
BWX Technologies Inc.	361	22
* SP Plus Corp.	506	20
Donaldson Co. Inc.	378	19
* Modine Manufacturing Co.	1,103	19
Copa Holdings SA Class A	227	18

Northrop Grumman Corp.	59	18
* Gardner Denver Holdings Inc.	624	17
* Teledyne Technologies Inc.	62	15
* NV5 Global Inc.	165	15
Rollins Inc.	236	14
* Keysight Technologies Inc.	206	13
Heidrick & Struggles International Inc.	283	12
Kforce Inc.	290	12
Mesa Laboratories Inc.	56	11
* Zebra Technologies Corp.	65	11
ITT Inc.	186	11
* Navistar International Corp.	248	11
Graco Inc.	219	10
Littelfuse Inc.	46	10
* CBIZ Inc.	417	10
IDEX Corp.	64	10
* Textainer Group Holdings Ltd.	646	10
* Genesee & Wyoming Inc. Class A	110	10
Landstar System Inc.	83	10
US Ecology Inc.	132	10
* Engility Holdings Inc.	274	9
* Trimble Inc.	216	9
* DXP Enterprises Inc.	192	9
Hackett Group Inc.	429	9
McGrath RentCorp	151	9
* Copart Inc.	132	8
Healthcare Services Group Inc.	203	8
* Kirby Corp.	94	8
* Thermon Group Holdings Inc.	303	8
Douglas Dynamics Inc.	174	8
Barrett Business Services Inc.	105	8
Lincoln Electric Holdings Inc.	82	8
* AECOM	228	8
* Vectrus Inc.	226	7
* Covenant Transportation Group Inc. Class A	247	7
Booz Allen Hamilton Holding Corp. Class A	144	7
Essendant Inc.	508	7
* International Seaways Inc.	348	7
Encore Wire Corp.	142	7
ICF International Inc.	86	7
Raven Industries Inc.	144	7
* FARO Technologies Inc.	102	7
* TriMas Corp.	225	7
Standex International Corp.	63	7
* Energy Recovery Inc.	692	7
Columbus McKinnon Corp.	156	7
Marten Transport Ltd.	299	7
* Willdan Group Inc.	208	7
Hubbell Inc. Class B	49	6
* Conduent Inc.	267	6
Brink's Co.	79	6
FLIR Systems Inc.	91	6
Kelly Services Inc. Class A	225	6
* MYR Group Inc.	162	6
* Commercial Vehicle Group Inc.	573	6
Exponent Inc.	102	5
* CoStar Group Inc.	12	5

ESCO Technologies Inc.	75	5
* Casella Waste Systems Inc. Class A	174	5
Badger Meter Inc.	89	5
Federal Signal Corp.	184	5
* Sykes Enterprises Inc.	156	5
Tennant Co.	61	5
UniFirst Corp.	25	5
AZZ Inc.	86	5
* Huron Consulting Group Inc.	93	5
* Navigant Consulting Inc.	191	5
Albany International Corp.	59	5
Franklin Electric Co. Inc.	92	4
* SEACOR Holdings Inc.	87	4
* Aegion Corp. Class A	178	4
* Wesco Aircraft Holdings Inc.	355	4
Carlisle Cos. Inc.	34	4
Jacobs Engineering Group Inc.	59	4
Mobile Mini Inc.	99	4
* Sterling Construction Co. Inc.	291	4
Costamare Inc.	592	4
Quad/Graphics Inc.	180	4
* Astronics Corp.	94	4
ACCO Brands Corp.	328	4
Brady Corp. Class A	100	4
Kadant Inc.	40	4
Matson Inc.	107	4
Primoris Services Corp.	151	4
CIRCOR International Inc.	81	4
* MasTec Inc.	82	4
Aircastle Ltd.	170	4
Kennametal Inc.	87	4
AO Smith Corp.	60	3
Sun Hydraulics Corp.	69	3
Moog Inc. Class A	44	3
Alamo Group Inc.	36	3
Briggs & Stratton Corp.	167	3
GasLog Ltd.	199	3
Multi-Color Corp.	54	3
Scorpio Bulkers Inc.	490	3
AGCO Corp.	54	3
Altra Industrial Motion Corp.	80	3
* Harsco Corp.	106	3
* Aqua Metals Inc.	1,177	3
Cubic Corp.	36	3
* SPX Corp.	78	3
* SPX FLOW Inc.	50	2
LSC Communications Inc.	189	2
nVent Electric plc	55	2
Teekay Tankers Ltd. Class A	1,304	1
		2,598
Technology (7.5%)
TE Connectivity Ltd.	942	86
Analog Devices Inc.	718	71
HP Inc.	2,542	63
Intuit Inc.	244	54
* NCR Corp.	1,826	52
Pegasystems Inc.	748	48

CTS Corp.	1,229	45
SYNNEX Corp.	442	43
* Silicon Laboratories Inc.	433	42
Blackbaud Inc.	373	39
* CACI International Inc. Class A	197	38
* RingCentral Inc. Class A	385	36
AVX Corp.	1,597	34
Science Applications International Corp.	353	32
* Model N Inc.	1,786	30
* Cision Ltd.	1,623	29
Entegris Inc.	768	26
* ViaSat Inc.	364	23
* ARRIS International plc	875	23
* Ribbon Communications Inc.	3,088	21
* TechTarget Inc.	770	19
* Asure Software Inc.	1,161	17
* MobileIron Inc.	3,440	17
* RealPage Inc.	217	14
* EPAM Systems Inc.	88	13
* Aspen Technology Inc.	108	12
* PCM Inc.	536	12
* USA Technologies Inc.	734	12
Dolby Laboratories Inc. Class A	166	12
* Loral Space & Communications Inc.	261	12
* Workiva Inc.	308	11
* Tyler Technologies Inc.	45	11
* Harmonic Inc.	1,993	11
* Perficient Inc.	362	10
Monolithic Power Systems Inc.	66	10
Ubiquiti Networks Inc.	109	10
* OneSpan Inc.	507	10
* Guidewire Software Inc.	93	9
* Limelight Networks Inc.	1,816	9
* Atlassian Corp. plc Class A	99	9
* Rubicon Project Inc.	2,238	9
* Endurance International Group Holdings Inc.	865	8
* ScanSource Inc.	202	8
* Yext Inc.	318	8
SS&C Technologies Holdings Inc.	124	7
* Digimarc Corp.	242	7
* LivePerson Inc.	260	7
* Benefitfocus Inc.	153	7
* Arrow Electronics Inc.	85	7
* Appfolio Inc.	76	7
* Nanometrics Inc.	144	6
CDW Corp.	71	6
* Rapid7 Inc.	161	6
* KeyW Holding Corp.	721	6
* Presidio Inc.	399	6
* Upland Software Inc.	160	6
* Integrated Device Technology Inc.	130	6
* ePlus Inc.	51	5
* Photronics Inc.	487	5
* Lattice Semiconductor Corp.	622	5
* A10 Networks Inc.	685	5
* Vocera Communications Inc.	142	5
Cohu Inc.	174	5

Avnet Inc.	92	4
Amdocs Ltd.	68	4
Comtech Telecommunications Corp.	123	4
Leidos Holdings Inc.	62	4
* EMCORE Corp.	886	4
* PROS Holdings Inc.	115	4
* Rudolph Technologies Inc.	150	4
Internap Corp.	298	4
* Mitek Systems Inc.	515	4
* AXT Inc.	471	4
* Nuance Communications Inc.	227	4
* Tech Data Corp.	40	3
* Immersion Corp.	250	3
* Diodes Inc.	70	3
Monotype Imaging Holdings Inc.	92	2
		1,277
Utilities (4.2%)
* T-Mobile US Inc.	1,189	78
American Electric Power Co. Inc.	743	53
Southwest Gas Holdings Inc.	590	46
Spire Inc.	564	42
Hawaiian Electric Industries Inc.	1,066	38
MDU Resources Group Inc.	1,303	36
NextEra Energy Inc.	182	31
IDACORP Inc.	308	30
Sempra Energy	251	29
Avangrid Inc.	581	29
Atmos Energy Corp.	293	27
Exelon Corp.	590	26
Portland General Electric Co.	511	24
Dominion Energy Inc.	295	21
ONE Gas Inc.	244	19
Unitil Corp.	362	18
Duke Energy Corp.	225	18
Otter Tail Corp.	329	16
New Jersey Resources Corp.	320	15
Aqua America Inc.	348	13
ALLETE Inc.	168	13
UGI Corp.	198	11
* United States Cellular Corp.	205	9
j2 Global Inc.	99	8
Chesapeake Utilities Corp.	85	7
OGE Energy Corp.	192	7
Shenandoah Telecommunications Co.	182	7
ATN International Inc.	88	6
Evergy Inc.	108	6
Southern Co.	137	6
MGE Energy Inc.	79	5
California Water Service Group	97	4
Spark Energy Inc. Class A	377	3
* Cincinnati Bell Inc.	245	3
Alliant Energy Corp.	44	2
IDT Corp. Class B	305	2
		708
Total Common Stocks (Cost $15,717)		16,923

	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund (Cost $42)	2.153%	420	42

Total Investments (100.0%) (Cost $15,759)			16,965
Other Assets and Liabilities — Net (0.0%)			18
Net Assets (100%)			16,983

* Non-income-producing security.
1 “Other” represents securities that are not classified by the fund’s benchmark index
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At August 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Vanguard U.S. Multifactor ETF

Schedule of Investments (unaudited)
As of August 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (20.7%)
NIKE Inc. Class B	8,398	690
Target Corp.	6,979	611
Walmart Inc.	5,804	556
Ross Stores Inc.	5,328	510
Estee Lauder Cos. Inc. Class A	3,585	502
TJX Cos. Inc.	4,549	500
Las Vegas Sands Corp.	5,046	330
Walt Disney Co.	2,407	270
Advance Auto Parts Inc.	1,608	264
Marcus Corp.	6,195	251
* Michael Kors Holdings Ltd.	3,438	250
Autoliv Inc.	2,758	246
Columbia Sportswear Co.	2,635	239
Nordstrom Inc.	3,462	218
Steven Madden Ltd.	3,436	200
* AutoZone Inc.	260	199
Dillard's Inc. Class A	2,506	197
* Cooper-Standard Holdings Inc.	1,390	192
Costco Wholesale Corp.	818	191
HealthStream Inc.	5,739	182
Tractor Supply Co.	1,925	170
Gap Inc.	5,554	169
International Speedway Corp. Class A	3,528	156
Best Buy Co. Inc.	1,946	155
* O'Reilly Automotive Inc.	429	144
American Eagle Outfitters Inc.	5,372	139
Williams-Sonoma Inc.	1,972	138
New Media Investment Group Inc.	8,001	127
Carnival Corp.	1,909	117
Kohl's Corp.	1,425	113
* Etsy Inc.	2,259	110
Travelport Worldwide Ltd.	5,676	105
* Ollie's Bargain Outlet Holdings Inc.	1,139	99
Bed Bath & Beyond Inc.	5,445	98
* Stoneridge Inc.	3,253	97
* XO Group Inc.	3,206	96
BJ's Restaurants Inc.	1,264	96
Gentex Corp.	4,073	95
* America's Car-Mart Inc.	1,124	94
* Lululemon Athletica Inc.	595	92
* Five Below Inc.	772	90
* Burlington Stores Inc.	533	90
Brinker International Inc.	2,008	89
Citi Trends Inc.	2,772	86
* Urban Outfitters Inc.	1,821	85
* Cavco Industries Inc.	343	84
Tiffany & Co.	683	84
Ralph Lauren Corp. Class A	630	84
Haverty Furniture Cos. Inc.	3,745	83

Wolverine World Wide Inc.	2,086	82
* Helen of Troy Ltd.	685	81
* Vera Bradley Inc.	5,546	81
Cheesecake Factory Inc.	1,527	81
Tower International Inc.	2,393	81
* ZAGG Inc.	4,975	81
* Monarch Casino & Resort Inc.	1,692	80
Dollar General Corp.	734	79
World Wrestling Entertainment Inc. Class A	901	79
Cato Corp. Class A	3,652	78
Oxford Industries Inc.	831	77
* Zumiez Inc.	2,472	77
* MarineMax Inc.	3,419	77
* AutoNation Inc.	1,689	77
* Grand Canyon Education Inc.	638	76
Darden Restaurants Inc.	654	76
Caleres Inc.	1,845	75
Ruth's Hospitality Group Inc.	2,416	74
National Presto Industries Inc.	561	74
Extended Stay America Inc.	3,665	74
* Nautilus Inc.	5,039	74
PVH Corp.	515	74
* Career Education Corp.	4,576	73
Movado Group Inc.	1,707	73
Aaron's Inc.	1,455	72
Tailored Brands Inc.	3,043	72
Gannett Co. Inc.	6,683	69
* Chuy's Holdings Inc.	2,373	69
Hooker Furniture Corp.	1,617	68
* MCBC Holdings Inc.	2,466	68
* Deckers Outdoor Corp.	555	68
* K12 Inc.	4,014	66
Chico's FAS Inc.	7,271	66
DSW Inc. Class A	1,978	66
Hyatt Hotels Corp. Class A	839	65
Texas Roadhouse Inc. Class A	941	65
Buckle Inc.	2,514	65
Group 1 Automotive Inc.	833	64
Sonic Corp.	1,719	62
* Madison Square Garden Co. Class A	204	62
Brunswick Corp.	926	61
* Adtalem Global Education Inc.	1,279	61
John Wiley & Sons Inc. Class A	912	59
Johnson Outdoors Inc. Class A	578	59
* Fiesta Restaurant Group Inc.	2,028	58
Lear Corp.	348	56
* Sally Beauty Holdings Inc.	3,648	56
La-Z-Boy Inc.	1,659	55
* Regis Corp.	2,572	55
Tenneco Inc.	1,276	55
* Crocs Inc.	2,613	54
Standard Motor Products Inc.	1,017	52
Thor Industries Inc.	538	51
* MSG Networks Inc.	2,103	51
* Genesco Inc.	1,000	51
Cracker Barrel Old Country Store Inc.	331	49
Garmin Ltd.	649	44

Dick's Sporting Goods Inc.	1,142	43
Wingstop Inc.	612	41
* Asbury Automotive Group Inc.	544	41
Strategic Education Inc.	286	40
Winnebago Industries Inc.	1,073	40
* Planet Fitness Inc. Class A	755	39
Children's Place Inc.	270	38
Sonic Automotive Inc. Class A	1,645	35
* G-III Apparel Group Ltd.	751	34
* Party City Holdco Inc.	2,148	33
* Red Robin Gourmet Burgers Inc.	712	29
New York Times Co. Class A	1,124	26
Inter Parfums Inc.	388	25
* Shutterfly Inc.	323	25
Ethan Allen Interiors Inc.	1,102	25
Wynn Resorts Ltd.	151	22
Shutterstock Inc.	384	21
* Potbelly Corp.	1,439	19
* Denny's Corp.	1,177	18
Monro Inc.	238	17
* TRI Pointe Group Inc.	1,060	15
PulteGroup Inc.	526	15
* Liberty Expedia Holdings Inc. Class A	312	14
Carter's Inc.	117	12
* Michaels Cos. Inc.	638	11
* Care.com Inc.	431	8
		14,317
Consumer Staples (2.3%)
Kroger Co.	3,927	124
Flowers Foods Inc.	5,374	108
Nu Skin Enterprises Inc. Class A	1,350	107
* USANA Health Sciences Inc.	714	94
* Boston Beer Co. Inc. Class A	306	93
* Performance Food Group Co.	2,464	82
* US Foods Holding Corp.	2,386	78
* Freshpet Inc.	2,011	75
John B Sanfilippo & Son Inc.	1,014	74
Weis Markets Inc.	1,570	73
Lancaster Colony Corp.	400	62
Energizer Holdings Inc.	906	58
* Diplomat Pharmacy Inc.	2,778	57
J&J Snack Foods Corp.	385	56
Cal-Maine Foods Inc.	1,103	55
Ingredion Inc.	525	53
Hormel Foods Corp.	1,355	53
Sanderson Farms Inc.	495	52
Ingles Markets Inc. Class A	1,449	52
* United Natural Foods Inc.	1,448	51
Walgreens Boots Alliance Inc.	515	35
Medifast Inc.	138	32
Calavo Growers Inc.	280	30
* Sprouts Farmers Market Inc.	1,084	29
		1,583
Energy (11.4%)
ConocoPhillips	10,765	790
Marathon Petroleum Corp.	7,698	633

Phillips 66	4,984	591
Valero Energy Corp.	4,834	570
Chevron Corp.	4,468	529
Occidental Petroleum Corp.	6,260	500
EOG Resources Inc.	3,955	468
Exxon Mobil Corp.	4,472	359
Marathon Oil Corp.	13,742	296
Noble Energy Inc.	9,702	288
* Renewable Energy Group Inc.	10,409	281
HollyFrontier Corp.	3,761	280
* Unit Corp.	8,015	211
* Matrix Service Co.	9,483	198
Murphy Oil Corp.	6,043	186
Arch Coal Inc. Class A	2,063	183
Mammoth Energy Services Inc.	5,491	151
Peabody Energy Corp.	3,302	136
* Continental Resources Inc.	1,609	106
PBF Energy Inc. Class A	1,986	103
Warrior Met Coal Inc.	4,089	98
* ProPetro Holding Corp.	6,410	98
* Carrizo Oil & Gas Inc.	3,615	88
* WildHorse Resource Development Corp.	3,882	84
Whiting Petroleum Corp.	1,618	82
Delek US Holdings Inc.	1,490	81
* Oasis Petroleum Inc.	4,805	65
* WPX Energy Inc.	2,893	55
* Ring Energy Inc.	3,977	47
* SRC Energy Inc.	4,855	45
SM Energy Co.	1,493	45
Helmerich & Payne Inc.	677	44
* Abraxas Petroleum Corp.	19,396	44
Diamondback Energy Inc.	294	36
* Diamond Offshore Drilling Inc.	1,806	31
* Rowan Cos. plc Class A	2,107	30
* QEP Resources Inc.	1,894	19
* W&T Offshore Inc.	2,748	19
		7,870
Financial Services (25.9%)
SunTrust Banks Inc.	11,134	819
Visa Inc. Class A	4,637	681
Mastercard Inc. Class A	2,918	629
Aflac Inc.	13,546	626
JPMorgan Chase & Co.	5,165	592
PNC Financial Services Group Inc.	3,885	558
BB&T Corp.	10,744	555
Progressive Corp.	7,685	519
Fidelity National Information Services Inc.	4,576	495
Allstate Corp.	4,070	409
Bank of New York Mellon Corp.	6,488	338
M&T Bank Corp.	1,635	290
Chemical Financial Corp.	4,610	263
Travelers Cos. Inc.	1,835	241
Synovus Financial Corp.	4,772	239
First Midwest Bancorp Inc.	8,420	229
Life Storage Inc.	2,322	227
Trustmark Corp.	6,247	222
Cathay General Bancorp	5,084	215

First Interstate BancSystem Inc. Class A	4,521	210
Discover Financial Services	2,620	205
First Citizens BancShares Inc. Class A	423	201
BlackRock Inc.	407	195
Bank of Hawaii Corp.	2,330	194
UMB Financial Corp.	2,446	184
Prosperity Bancshares Inc.	2,433	182
International Bancshares Corp.	3,730	175
People's United Financial Inc.	8,814	163
Primerica Inc.	1,332	163
Spirit Realty Capital Inc.	17,938	150
Northwest Bancshares Inc.	8,216	150
Independent Bank Group Inc.	2,134	148
Banner Corp.	2,297	148
BankUnited Inc.	3,799	147
Commerce Bancshares Inc.	2,057	146
US Bancorp	2,674	145
Horace Mann Educators Corp.	2,674	124
American Express Co.	1,147	122
Umpqua Holdings Corp.	5,580	119
Brown & Brown Inc.	3,639	111
Zions Bancorporation	2,048	109
Ally Financial Inc.	4,049	109
Cullen/Frost Bankers Inc.	975	108
Webster Financial Corp.	1,645	108
Regions Financial Corp.	5,393	105
Lincoln National Corp.	1,543	101
Enterprise Financial Services Corp.	1,791	101
United Bankshares Inc.	2,555	101
KeyCorp	4,774	101
Walker & Dunlop Inc.	1,833	100
CorEnergy Infrastructure Trust Inc.	2,639	99
Comerica Inc.	998	97
BOK Financial Corp.	928	95
Fifth Third Bancorp	3,041	89
* Zillow Group Inc.	1,834	89
* TriState Capital Holdings Inc.	2,998	89
Broadridge Financial Solutions Inc.	615	83
Medical Properties Trust Inc.	5,476	82
Voya Financial Inc.	1,592	80
* BofI Holding Inc.	2,137	80
MetLife Inc.	1,714	79
T. Rowe Price Group Inc.	674	78
1st Source Corp.	1,378	77
NBT Bancorp Inc.	1,884	76
Associated Banc-Corp	2,792	76
Citizens Financial Group Inc.	1,847	76
Opus Bank	2,674	76
EVERTEC Inc.	3,119	75
Independent Bank Corp.	822	75
FirstCash Inc.	895	73
American Equity Investment Life Holding Co.	1,961	73
Torchmark Corp.	827	73
Kinsale Capital Group Inc.	1,193	72
S&T Bancorp Inc.	1,549	72
Raymond James Financial Inc.	773	72
ServisFirst Bancshares Inc.	1,666	72

Northern Trust Corp.	662	71
Cadence BanCorp Class A	2,514	71
Bank of NT Butterfield & Son Ltd.	1,342	71
Ameriprise Financial Inc.	496	70
Heritage Financial Corp.	1,898	69
First Bancorp	1,617	67
Preferred Bank	1,097	67
CNA Financial Corp.	1,468	66
National Western Life Group Inc. Class A	201	65
East West Bancorp Inc.	1,027	65
Lakeland Bancorp Inc.	3,352	65
Central Pacific Financial Corp.	2,256	64
Houlihan Lokey Inc. Class A	1,351	64
United Financial Bancorp Inc.	3,547	63
Hanmi Financial Corp.	2,354	61
FNB Corp.	4,565	61
Fulton Financial Corp.	3,353	61
Capitol Federal Financial Inc.	4,602	61
PennyMac Financial Services Inc. Class A	2,872	61
Wintrust Financial Corp.	682	60
WesBanco Inc.	1,186	58
Legg Mason Inc.	1,859	58
Huntington Bancshares Inc.	3,537	57
* HomeStreet Inc.	1,937	57
Hope Bancorp Inc.	3,233	57
* Customers Bancorp Inc.	2,278	56
Unum Group	1,482	55
Invesco Ltd.	2,255	54
TrustCo Bank Corp. NY	5,706	53
City Holding Co.	649	53
BBX Capital Corp. Class A	6,939	52
* Western Alliance Bancorp	863	50
ConnectOne Bancorp Inc.	1,916	47
American National Insurance Co.	366	47
First Merchants Corp.	907	44
National General Holdings Corp.	1,561	43
LPL Financial Holdings Inc.	639	42
Heartland Financial USA Inc.	690	42
Nelnet Inc. Class A	727	42
Oritani Financial Corp.	2,524	41
Great Western Bancorp Inc.	911	40
* Eagle Bancorp Inc.	726	39
BancFirst Corp.	595	38
Lakeland Financial Corp.	770	38
CIT Group Inc.	699	38
Morningstar Inc.	264	38
Park National Corp.	339	37
TD Ameritrade Holding Corp.	630	37
Hanover Insurance Group Inc.	295	36
* E*TRADE Financial Corp.	613	36
* First BanCorp	4,040	35
Meridian Bancorp Inc.	1,969	35
LegacyTexas Financial Group Inc.	741	34
Janus Henderson Group plc	1,182	33
Reinsurance Group of America Inc. Class A	231	33
Peapack Gladstone Financial Corp.	877	29
Loews Corp.	577	29

Old Republic International Corp.	1,307	29
Synchrony Financial	911	29
* Bancorp Inc.	2,774	28
Washington Federal Inc.	802	27
Federal Agricultural Mortgage Corp.	349	27
PJT Partners Inc.	440	25
BancorpSouth Bank	689	24
Affiliated Managers Group Inc.	163	24
Provident Financial Services Inc.	810	20
Banco Latinoamericano de Comercio Exterior SA	964	20
Chesapeake Lodging Trust	598	20
Dime Community Bancshares Inc.	1,080	20
First Financial Bankshares Inc.	260	16
First Commonwealth Financial Corp.	876	15
Principal Financial Group Inc.	244	13
Brookline Bancorp Inc.	738	13
PacWest Bancorp	256	13
TCF Financial Corp.	492	12
Waddell & Reed Financial Inc. Class A	464	9
		17,950
Health Care (7.5%)
UnitedHealth Group Inc.	2,662	715
Humana Inc.	1,597	532
HCA Healthcare Inc.	3,378	453
Cigna Corp.	1,088	205
US Physical Therapy Inc.	1,626	204
* Premier Inc. Class A	4,013	177
* ICU Medical Inc.	574	176
Encompass Health Corp.	2,048	167
* Neogen Corp.	1,698	159
* Biogen Inc.	398	141
ResMed Inc.	1,253	139
Danaher Corp.	1,263	131
* Haemonetics Corp.	1,057	118
* HealthEquity Inc.	1,174	110
* Centene Corp.	735	108
Anthem Inc.	392	104
* Medpace Holdings Inc.	1,664	99
* WellCare Health Plans Inc.	316	95
Universal Health Services Inc. Class B	659	86
Chemed Corp.	244	79
* Surmodics Inc.	993	78
* Triple-S Management Corp. Class B	3,534	77
* AngioDynamics Inc.	3,222	72
* Veeva Systems Inc. Class A	659	69
* Amedisys Inc.	544	68
* R1 RCM Inc.	6,819	68
* Globus Medical Inc.	1,274	68
* Quality Systems Inc.	2,770	63
* LivaNova plc	485	61
Cantel Medical Corp.	606	59
Luminex Corp.	2,052	58
* Align Technology Inc.	146	56
* Addus HomeCare Corp.	853	55
Ensign Group Inc.	1,298	51
CONMED Corp.	558	45
* Magellan Health Inc.	607	45

* AMN Healthcare Services Inc.	700	41
* Innoviva Inc.	2,733	40
* Inogen Inc.	137	36
* Providence Service Corp.	308	21
LeMaitre Vascular Inc.	519	19
Patterson Cos. Inc.	858	19
* NeoGenomics Inc.	1,377	19
* Orthofix Medical Inc.	332	18
STERIS plc	123	14
* Jazz Pharmaceuticals plc	80	14
		5,232
Materials & Processing (4.2%)
LyondellBasell Industries NV Class A	2,988	337
Westlake Chemical Corp.	2,683	254
Materion Corp.	3,608	230
Simpson Manufacturing Co. Inc.	2,941	226
Eastman Chemical Co.	1,944	189
Mosaic Co.	5,455	170
Universal Forest Products Inc.	4,150	155
Eagle Materials Inc.	1,556	144
Domtar Corp.	2,434	124
Louisiana-Pacific Corp.	3,405	99
Reliance Steel & Aluminum Co.	943	83
Insteel Industries Inc.	1,824	70
Stepan Co.	757	67
Interface Inc. Class A	2,502	59
WestRock Co.	1,000	55
Commercial Metals Co.	2,296	50
Comfort Systems USA Inc.	855	49
* Kraton Corp.	964	45
Boise Cascade Co.	961	42
Cabot Microelectronics Corp.	364	41
Carpenter Technology Corp.	686	41
* Continental Building Products Inc.	963	36
Newmont Mining Corp.	1,148	36
Apogee Enterprises Inc.	715	35
Steel Dynamics Inc.	765	35
Schnitzer Steel Industries Inc.	1,210	32
* GMS Inc.	1,258	31
PolyOne Corp.	661	28
* BMC Stock Holdings Inc.	1,241	28
* NCI Building Systems Inc.	1,599	27
Greif Inc. Class A	478	26
* Armstrong Flooring Inc.	1,350	24
Watsco Inc.	98	17
		2,885
Other (0.2%)
* Yandex NV Class A	3,502	113

Producer Durables (12.6%)
Johnson Controls International plc	16,087	608
Raytheon Co.	2,695	537
Delta Air Lines Inc.	8,889	520
Eaton Corp. plc	5,331	443
Snap-on Inc.	1,670	295
Korn/Ferry International	3,873	260

UniFirst Corp.	1,362	252
* FTI Consulting Inc.	2,827	215
Curtiss-Wright Corp.	1,400	188
Werner Enterprises Inc.	5,038	187
Brady Corp. Class A	4,399	178
Huntington Ingalls Industries Inc.	680	166
* HD Supply Holdings Inc.	3,471	158
Accenture plc Class A	845	143
Textron Inc.	2,023	140
* Teledyne Technologies Inc.	586	139
Exponent Inc.	2,492	130
* AerCap Holdings NV	2,283	130
McGrath RentCorp	1,822	106
IDEX Corp.	657	101
Landstar System Inc.	817	95
Heidrick & Struggles International Inc.	2,061	91
* TrueBlue Inc.	3,087	90
* Saia Inc.	1,140	90
* Covenant Transportation Group Inc. Class A	2,958	88
* Darling Ingredients Inc.	4,339	86
Robert Half International Inc.	1,094	86
Spirit AeroSystems Holdings Inc. Class A	965	82
* ASGN Inc.	833	77
CRA International Inc.	1,322	76
Matson Inc.	1,906	71
Trinity Industries Inc.	1,960	70
ACCO Brands Corp.	5,663	70
* Generac Holdings Inc.	1,260	70
Hillenbrand Inc.	1,356	69
* Sykes Enterprises Inc.	2,285	69
Pentair plc	1,586	69
MAXIMUS Inc.	1,008	67
US Ecology Inc.	914	66
JB Hunt Transport Services Inc.	549	66
Herman Miller Inc.	1,693	65
Barrett Business Services Inc.	862	65
Ryder System Inc.	838	64
EMCOR Group Inc.	789	63
* CSW Industrials Inc.	1,123	63
Astec Industries Inc.	1,288	63
SkyWest Inc.	951	62
Mesa Laboratories Inc.	304	61
HNI Corp.	1,380	61
* Echo Global Logistics Inc.	1,825	61
* CBIZ Inc.	2,526	60
Primoris Services Corp.	2,394	60
* WESCO International Inc.	970	59
* Hub Group Inc. Class A	1,115	59
Greenbrier Cos. Inc.	999	58
Insperity Inc.	483	58
Marten Transport Ltd.	2,551	56
Knight-Swift Transportation Holdings Inc.	1,604	55
Deluxe Corp.	912	54
ICF International Inc.	654	53
* Zebra Technologies Corp.	301	52
Ship Finance International Ltd.	3,636	52
Kelly Services Inc. Class A	2,007	51

* Proto Labs Inc.	323	50
* TriNet Group Inc.	829	49
* Casella Waste Systems Inc. Class A	1,648	47
Old Dominion Freight Line Inc.	303	46
* CoStar Group Inc.	101	45
* SEACOR Holdings Inc.	848	44
Watts Water Technologies Inc. Class A	516	43
Systemax Inc.	1,162	42
Schneider National Inc. Class B	1,522	41
Kforce Inc.	945	40
Encore Wire Corp.	786	39
Costamare Inc.	5,034	35
Dover Corp.	405	35
Rollins Inc.	554	33
* Copart Inc.	509	33
* Dycom Industries Inc.	390	33
* FARO Technologies Inc.	465	32
FLIR Systems Inc.	494	31
Kaman Corp.	442	29
AGCO Corp.	482	29
* SP Plus Corp.	739	29
Steelcase Inc. Class A	1,900	28
Forward Air Corp.	361	23
AAR Corp.	458	21
* SPX FLOW Inc.	402	19
* Keysight Technologies Inc.	228	15
* TriMas Corp.	465	14
Douglas Dynamics Inc.	297	14
MSC Industrial Direct Co. Inc. Class A	150	13
		8,751
Technology (11.6%)
HP Inc.	29,661	731
Cognizant Technology Solutions Corp. Class A	8,491	666
* Adobe Systems Inc.	1,965	518
Apple Inc.	2,211	503
Texas Instruments Inc.	4,051	455
NetApp Inc.	2,853	248
* salesforce.com Inc.	1,621	248
ManTech International Corp. Class A	3,538	235
MKS Instruments Inc.	2,520	234
* Red Hat Inc.	1,259	186
* Qorvo Inc.	1,850	148
Intuit Inc.	673	148
* TechTarget Inc.	5,770	138
* VMware Inc. Class A	889	136
* Photronics Inc.	12,697	136
* Dell Technologies Inc. Class V	1,372	132
* Fortinet Inc.	1,475	124
* CACI International Inc. Class A	617	120
Jabil Inc.	3,723	110
* Akamai Technologies Inc.	1,433	108
* F5 Networks Inc.	522	99
* Insight Enterprises Inc.	1,763	97
* Diodes Inc.	2,535	96
* Workiva Inc.	2,535	93
* Qualys Inc.	1,013	92
* Unisys Corp.	4,819	90

Cohu Inc.	3,369	89
* New Relic Inc.	840	86
* Pure Storage Inc. Class A	3,176	85
* SPS Commerce Inc.	852	84
Maxim Integrated Products Inc.	1,362	82
* Nanometrics Inc.	1,847	81
Seagate Technology plc	1,498	80
* ON Semiconductor Corp.	3,743	80
Hewlett Packard Enterprise Co.	4,794	79
* Perficient Inc.	2,755	79
Comtech Telecommunications Corp.	2,207	79
CTS Corp.	2,098	78
Cypress Semiconductor Corp.	4,131	71
* Fabrinet	1,466	70
* Yext Inc.	2,741	68
* Acxiom Corp.	1,450	66
Vishay Intertechnology Inc.	2,759	66
DXC Technology Co.	661	60
* CalAmp Corp.	2,473	58
* PTC Inc.	567	57
* LivePerson Inc.	2,099	56
Dolby Laboratories Inc. Class A	748	53
* ePlus Inc.	481	50
* Virtusa Corp.	825	48
* Appfolio Inc.	549	47
Entegris Inc.	1,307	44
* Glu Mobile Inc.	5,127	40
* Varonis Systems Inc.	511	38
* NETGEAR Inc.	515	37
* Rudolph Technologies Inc.	1,290	36
LogMeIn Inc.	408	35
* Amkor Technology Inc.	3,982	35
Amdocs Ltd.	482	31
* IPG Photonics Corp.	179	31
* HubSpot Inc.	209	30
Progress Software Corp.	656	27
Skyworks Solutions Inc.	243	22
* NetScout Systems Inc.	860	22
		8,071
Utilities (3.1%)
Exelon Corp.	14,472	633
j2 Global Inc.	2,875	238
NorthWestern Corp.	3,288	197
Avangrid Inc.	3,385	167
Hawaiian Electric Industries Inc.	4,433	156
ALLETE Inc.	1,535	115
IDACORP Inc.	1,128	110
MDU Resources Group Inc.	3,841	107
ONE Gas Inc.	1,341	105
Portland General Electric Co.	1,893	88
Ameren Corp.	1,122	71
Telephone & Data Systems Inc.	2,169	65
* Vonage Holdings Corp.	2,303	33
* United States Cellular Corp.	644	28

* 8x8 Inc.			1,100	25
				2,138
Total Common Stocks (Cost $65,147)				68,910

			Shares
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	2.153%		2,204	221

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.098%	12/27/18	6	6
United States Treasury Bill	2.135%	1/3/19	—	—
				6
Total Temporary Cash Investments (Cost $227)				227
Total Investments (99.8%) (Cost $65,374)				69,137
Other Asset and Liabilities-Net (0.2%)3				105
Net Assets (100%)				69,242

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $12,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
			Value and
			Unrealized
		Number of Long	Notional Appreciation
	Expiration	(Short)Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	2	290 7

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

U.S. Multifactor ETF

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	68,910	—	—
Temporary Cash Investments	221	6	—
Futures Contracts—Assets[1]	—	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	69,130	6	—
1 Represents variation margin on the last day of the reporting period.

Vanguard U.S. Multifactor Fund

Schedule of Investments (unaudited)
As of August 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)1
Consumer Discretionary (21.9%)
Ross Stores Inc.	4,211	403
TJX Cos. Inc.	3,431	377
Walmart Inc.	3,169	304
Target Corp.	3,184	279
Walt Disney Co.	2,224	249
Estee Lauder Cos. Inc. Class A	1,577	221
Las Vegas Sands Corp.	3,058	200
Hyatt Hotels Corp. Class A	2,219	172
Carnival Corp.	2,649	163
Kohl's Corp.	2,058	163
* Vera Bradley Inc.	11,038	162
* Lululemon Athletica Inc.	1,042	161
Dollar General Corp.	1,469	158
Tower International Inc.	4,292	145
Buckle Inc.	5,596	144
Gap Inc.	4,720	143
World Wrestling Entertainment Inc. Class A	1,635	143
Oxford Industries Inc.	1,512	141
NIKE Inc. Class B	1,636	134
* Cooper-Standard Holdings Inc.	931	129
Advance Auto Parts Inc.	782	128
Cato Corp. Class A	5,969	128
Brinker International Inc.	2,845	126
* Stoneridge Inc.	4,093	123
* Regis Corp.	5,708	122
Dillard's Inc. Class A	1,541	121
* XO Group Inc.	3,925	118
* G-III Apparel Group Ltd.	2,565	117
PVH Corp.	811	116
Marcus Corp.	2,712	110
La-Z-Boy Inc.	3,296	110
* Deckers Outdoor Corp.	891	109
* Helen of Troy Ltd.	821	98
Costco Wholesale Corp.	401	93
Chico's FAS Inc.	10,228	93
Tailored Brands Inc.	3,796	89
Ralph Lauren Corp. Class A	617	82
* Chuy's Holdings Inc.	2,794	81
Johnson Outdoors Inc. Class A	784	79
* Madison Square Garden Co. Class A	261	79
Lear Corp.	453	73
Nordstrom Inc.	1,159	73
International Speedway Corp. Class A	1,633	72
* Sally Beauty Holdings Inc.	4,616	71
Citi Trends Inc.	2,240	69
* Zumiez Inc.	2,186	68
Tractor Supply Co.	723	64
Caleres Inc.	1,317	53
Standard Motor Products Inc.	1,037	53

DSW Inc. Class A	1,545	51
Ruth's Hospitality Group Inc.	1,665	51
Texas Roadhouse Inc. Class A	741	51
Williams-Sonoma Inc.	708	50
Autoliv Inc.	548	49
* Party City Holdco Inc.	3,165	49
Cracker Barrel Old Country Store Inc.	313	47
* Adtalem Global Education Inc.	940	45
American Eagle Outfitters Inc.	1,678	44
* Shutterfly Inc.	548	43
Best Buy Co. Inc.	511	41
* Urban Outfitters Inc.	854	40
Aaron's Inc.	736	37
BJ's Restaurants Inc.	482	36
New Media Investment Group Inc.	2,212	35
Wynn Resorts Ltd.	223	33
* AutoZone Inc.	43	33
* AutoNation Inc.	720	33
Dick's Sporting Goods Inc.	855	32
* Genesco Inc.	612	31
Gannett Co. Inc.	3,010	31
John Wiley & Sons Inc. Class A	466	30
Travelport Worldwide Ltd.	1,613	30
Gentex Corp.	1,277	30
National Presto Industries Inc.	221	29
Children's Place Inc.	205	29
Thor Industries Inc.	296	28
Yum China Holdings Inc.	674	26
* Burlington Stores Inc.	146	25
* ZAGG Inc.	1,512	24
* Grand Canyon Education Inc.	197	23
* Red Robin Gourmet Burgers Inc.	528	22
Tiffany & Co.	156	19
Darden Restaurants Inc.	163	19
* Etsy Inc.	385	19
* America's Car-Mart Inc.	220	18
Shutterstock Inc.	328	18
Winnebago Industries Inc.	486	18
Haverty Furniture Cos. Inc.	805	18
Columbia Sportswear Co.	183	17
* Crocs Inc.	784	16
* MSG Networks Inc.	663	16
Hooker Furniture Corp.	379	16
Movado Group Inc.	357	15
Sonic Automotive Inc. Class A	704	15
* Monarch Casino & Resort Inc.	295	14
Garmin Ltd.	192	13
Wolverine World Wide Inc.	327	13
Carter's Inc.	120	13
Steven Madden Ltd.	208	12
* Asbury Automotive Group Inc.	159	12
* Liberty Expedia Holdings Inc. Class A	255	12
* Five Below Inc.	89	10
Inter Parfums Inc.	150	10
* Ollie's Bargain Outlet Holdings Inc.	111	10
Ethan Allen Interiors Inc.	410	9
* Cavco Industries Inc.	37	9

* Care.com Inc.	435	8
Graham Holdings Co. Class B	14	8
* Murphy USA Inc.	93	8
* Career Education Corp.	474	8
Monro Inc.	106	8
* El Pollo Loco Holdings Inc.	622	7
Big Lots Inc.	166	7
* MCBC Holdings Inc.	256	7
* Potbelly Corp.	390	5
New York Times Co. Class A	190	4
Tenneco Inc.	95	4
		8,302
Consumer Staples (2.3%)
Weis Markets Inc.	2,768	129
Nu Skin Enterprises Inc. Class A	1,482	118
John B Sanfilippo & Son Inc.	1,502	110
Sanderson Farms Inc.	872	92
Medifast Inc.	324	74
Flowers Foods Inc.	2,760	56
* US Foods Holding Corp.	1,197	39
Calavo Growers Inc.	363	38
* Boston Beer Co. Inc. Class A	126	38
Walgreens Boots Alliance Inc.	525	36
Cal-Maine Foods Inc.	724	36
Ingredion Inc.	343	35
* United Natural Foods Inc.	696	25
* USANA Health Sciences Inc.	178	23
Ingles Markets Inc. Class A	597	21
* Performance Food Group Co.	355	12
J&J Snack Foods Corp.	45	7
		889
Energy (12.1%)
Chevron Corp.	3,672	435
ConocoPhillips	5,390	396
EOG Resources Inc.	2,871	339
Valero Energy Corp.	2,829	334
Phillips 66	2,401	285
Marathon Petroleum Corp.	3,091	254
Occidental Petroleum Corp.	2,808	224
Exxon Mobil Corp.	2,289	184
* Renewable Energy Group Inc.	5,945	160
Murphy Oil Corp.	4,927	152
SM Energy Co.	4,527	136
* Carrizo Oil & Gas Inc.	5,573	135
Whiting Petroleum Corp.	2,606	133
* Diamond Offshore Drilling Inc.	7,104	124
Helmerich & Payne Inc.	1,774	116
* Keane Group Inc.	9,066	111
Mammoth Energy Services Inc.	3,837	105
* SRC Energy Inc.	11,004	102
* WPX Energy Inc.	5,342	102
Arch Coal Inc. Class A	1,049	93
* ProPetro Holding Corp.	5,981	91
* Matrix Service Co.	3,875	81
* Continental Resources Inc.	1,106	73
* Rowan Cos. plc Class A	4,665	66

Warrior Met Coal Inc.	2,499	60
PBF Energy Inc. Class A	1,126	58
HollyFrontier Corp.	746	56
Marathon Oil Corp.	2,466	53
Peabody Energy Corp.	1,042	43
* WildHorse Resource Development Corp.	1,798	39
Delek US Holdings Inc.	497	27
* W&T Offshore Inc.	2,669	18
* Abraxas Petroleum Corp.	2,602	6
		4,591
Financial Services (25.8%)
BB&T Corp.	9,138	472
SunTrust Banks Inc.	5,476	403
PNC Financial Services Group Inc.	2,760	396
JPMorgan Chase & Co.	3,160	362
Bank of New York Mellon Corp.	6,308	329
Visa Inc. Class A	1,850	272
BlackRock Inc.	552	264
Allstate Corp.	2,604	262
Progressive Corp.	3,701	250
Travelers Cos. Inc.	1,789	235
American Express Co.	2,106	223
Aflac Inc.	4,194	194
Mastercard Inc. Class A	797	172
Prosperity Bancshares Inc.	1,908	143
Janus Henderson Group plc	4,816	136
Medical Properties Trust Inc.	8,869	133
US Bancorp	2,228	121
Walker & Dunlop Inc.	2,182	119
Primerica Inc.	958	117
First Interstate BancSystem Inc. Class A	2,439	113
CIT Group Inc.	2,030	110
Hanover Insurance Group Inc.	879	108
Zions Bancorporation	1,947	104
* First BanCorp	11,841	104
LegacyTexas Financial Group Inc.	2,184	101
Synovus Financial Corp.	2,011	101
NBT Bancorp Inc.	2,400	97
Synchrony Financial	3,064	97
* Customers Bancorp Inc.	3,924	97
Northwest Bancshares Inc.	5,120	93
* HomeStreet Inc.	3,152	93
American National Insurance Co.	713	92
CorEnergy Infrastructure Trust Inc.	2,434	91
M&T Bank Corp.	510	90
Brown & Brown Inc.	2,964	90
East West Bancorp Inc.	1,408	89
People's United Financial Inc.	4,805	89
BOK Financial Corp.	830	85
International Bancshares Corp.	1,814	85
Great Western Bancorp Inc.	1,910	83
Discover Financial Services	1,055	82
Fidelity Southern Corp.	3,383	82
Central Pacific Financial Corp.	2,890	82
Independent Bank Group Inc.	1,146	79
Hanmi Financial Corp.	3,040	79
BancorpSouth Bank	2,252	78

MetLife Inc.	1,631	75
Cadence BanCorp Class A	2,571	73
Trustmark Corp.	2,035	72
TD Ameritrade Holding Corp.	1,210	71
Opus Bank	2,387	68
* TriState Capital Holdings Inc.	2,213	66
* BofI Holding Inc.	1,762	66
Commerce Bancshares Inc.	915	65
SEI Investments Co.	1,021	64
Cullen/Frost Bankers Inc.	577	64
Broadridge Financial Solutions Inc.	456	62
City Holding Co.	714	58
Umpqua Holdings Corp.	2,696	58
S&T Bancorp Inc.	1,210	56
National General Holdings Corp.	2,057	56
WesBanco Inc.	1,138	56
FirstCash Inc.	658	54
Ally Financial Inc.	1,907	51
KeyCorp	2,292	48
Northern Trust Corp.	449	48
* Eagle Bancorp Inc.	829	45
BancFirst Corp.	696	44
Enterprise Financial Services Corp.	775	44
Torchmark Corp.	472	42
WR Berkley Corp.	529	41
T. Rowe Price Group Inc.	348	40
Washington Federal Inc.	1,157	39
Regions Financial Corp.	1,977	38
Comerica Inc.	385	38
Invesco Ltd.	1,476	36
Federal Agricultural Mortgage Corp.	461	36
TCF Financial Corp.	1,382	35
Principal Financial Group Inc.	628	35
Reinsurance Group of America Inc. Class A	241	34
Ameriprise Financial Inc.	241	34
Citizens Financial Group Inc.	825	34
BankUnited Inc.	865	34
Fifth Third Bancorp	1,132	33
Lincoln National Corp.	490	32
CNA Financial Corp.	699	31
First Citizens BancShares Inc. Class A	64	30
Huntington Bancshares Inc.	1,838	30
Affiliated Managers Group Inc.	199	29
* Western Alliance Bancorp	474	27
Selective Insurance Group Inc.	418	27
LPL Financial Holdings Inc.	401	27
UMB Financial Corp.	339	26
Wintrust Financial Corp.	279	25
Bank of NT Butterfield & Son Ltd.	430	23
* E*TRADE Financial Corp.	344	20
Chemical Financial Corp.	342	20
Peapack Gladstone Financial Corp.	522	17
Cathay General Bancorp	410	17
Bank of Hawaii Corp.	207	17
ConnectOne Bancorp Inc.	692	17
Preferred Bank	270	17
Fulton Financial Corp.	810	15

Loews Corp.	292	15
Morningstar Inc.	103	15
Raymond James Financial Inc.	157	15
Jack Henry & Associates Inc.	91	14
Legg Mason Inc.	456	14
Hope Bancorp Inc.	775	14
Unum Group	353	13
Assurant Inc.	126	13
Nelnet Inc. Class A	210	12
FNB Corp.	831	11
National Western Life Group Inc. Class A	32	10
TrustCo Bank Corp. NY	1,111	10
* CBRE Group Inc. Class A	208	10
1st Source Corp.	181	10
Waddell & Reed Financial Inc. Class A	501	10
Kinsale Capital Group Inc.	156	9
Provident Financial Services Inc.	346	9
PennyMac Financial Services Inc. Class A	403	9
Lakeland Bancorp Inc.	428	8
First Bancorp	194	8
Heartland Financial USA Inc.	133	8
First Financial Bancorp	255	8
Independent Bank Corp.	85	8
Houlihan Lokey Inc. Class A	164	8
Park National Corp.	70	8
Lakeland Financial Corp.	154	8
Safety Insurance Group Inc.	77	7
Horace Mann Educators Corp.	156	7
Dime Community Bancshares Inc.	380	7
Meridian Bancorp Inc.	372	7
Capitol Federal Financial Inc.	492	7
American Equity Investment Life Holding Co.	173	6
WSFS Financial Corp.	121	6
		9,781
Health Care (8.5%)
Humana Inc.	1,276	425
HCA Healthcare Inc.	2,415	324
UnitedHealth Group Inc.	1,163	312
Cigna Corp.	1,406	265
* Biogen Inc.	516	182
* Medpace Holdings Inc.	2,697	161
* Inogen Inc.	576	153
US Physical Therapy Inc.	1,141	143
* Haemonetics Corp.	991	111
* ICU Medical Inc.	360	110
Universal Health Services Inc. Class B	843	110
Danaher Corp.	1,008	104
* Magellan Health Inc.	1,141	84
* Triple-S Management Corp. Class B	3,763	82
* HealthEquity Inc.	826	78
* Jazz Pharmaceuticals plc	411	70
* Veeva Systems Inc. Class A	634	66
* Intuitive Surgical Inc.	118	66
* WellCare Health Plans Inc.	199	60
* Centene Corp.	405	59
CONMED Corp.	615	50
* Innoviva Inc.	2,535	37

* Surmodics Inc.	422	33
* AngioDynamics Inc.	1,235	28
* Globus Medical Inc.	466	25
* Align Technology Inc.	46	18
Chemed Corp.	52	17
STERIS plc	131	15
* Providence Service Corp.	133	9
* AMN Healthcare Services Inc.	144	8
Luminex Corp.	277	8
Patterson Cos. Inc.	315	7
		3,220
Materials & Processing (3.2%)
LyondellBasell Industries NV Class A	1,394	157
Carpenter Technology Corp.	2,150	128
Eagle Materials Inc.	1,353	125
Universal Forest Products Inc.	2,992	112
Insteel Industries Inc.	2,402	92
* NCI Building Systems Inc.	4,751	80
WestRock Co.	1,130	62
* Kraton Corp.	1,213	57
Commercial Metals Co.	2,082	45
Boise Cascade Co.	954	42
Louisiana-Pacific Corp.	1,377	40
Steel Dynamics Inc.	809	37
Westlake Chemical Corp.	353	33
Materion Corp.	461	29
Simpson Manufacturing Co. Inc.	374	29
* GMS Inc.	782	20
Reliance Steel & Aluminum Co.	168	15
* Continental Building Products Inc.	351	13
Domtar Corp.	241	12
Comfort Systems USA Inc.	191	11
Newmont Mining Corp.	345	11
PolyOne Corp.	246	10
Greif Inc. Class A	183	10
Interface Inc. Class A	403	10
Cabot Microelectronics Corp.	84	10
* BMC Stock Holdings Inc.	409	9
Watsco Inc.	50	9
Stepan Co.	88	8
* RBC Bearings Inc.	49	7
Schnitzer Steel Industries Inc.	193	5
		1,228
Other (0.4%)
* Yandex NV Class A	4,386	141

Producer Durables (11.7%)
Delta Air Lines Inc.	7,403	433
Johnson Controls International plc	8,795	332
Raytheon Co.	1,167	233
* HD Supply Holdings Inc.	3,441	157
* FTI Consulting Inc.	1,785	136
Greenbrier Cos. Inc.	2,238	130
Systemax Inc.	3,349	122
Accenture plc Class A	695	118
Ship Finance International Ltd.	8,131	115

ICF International Inc.	1,411	115
Korn/Ferry International	1,599	107
MSC Industrial Direct Co. Inc. Class A	1,248	107
Astec Industries Inc.	2,166	105
Deluxe Corp.	1,723	102
Kaman Corp.	1,454	95
* Teledyne Technologies Inc.	396	94
Huntington Ingalls Industries Inc.	380	93
Schneider National Inc. Class B	3,374	91
* TrueBlue Inc.	3,087	90
Primoris Services Corp.	3,232	81
* TriNet Group Inc.	1,344	79
CRA International Inc.	1,354	77
* Zebra Technologies Corp.	443	76
* JetBlue Airways Corp.	3,981	76
IDEX Corp.	495	76
Curtiss-Wright Corp.	553	74
Marten Transport Ltd.	3,353	74
Spirit AeroSystems Holdings Inc. Class A	702	60
Pentair plc	1,171	51
EMCOR Group Inc.	630	50
ACCO Brands Corp.	4,016	50
Landstar System Inc.	417	48
McGrath RentCorp	776	45
Steelcase Inc. Class A	2,895	42
JB Hunt Transport Services Inc.	344	42
* Covenant Transportation Group Inc. Class A	1,169	35
Matson Inc.	855	32
Old Dominion Freight Line Inc.	200	31
Werner Enterprises Inc.	789	29
Kelly Services Inc. Class A	1,085	27
Barrett Business Services Inc.	364	27
Herman Miller Inc.	702	27
SkyWest Inc.	386	25
* Casella Waste Systems Inc. Class A	855	24
Forward Air Corp.	371	24
* Sykes Enterprises Inc.	753	23
* Saia Inc.	278	22
Robert Half International Inc.	266	21
* SEACOR Holdings Inc.	358	18
Textron Inc.	247	17
Ryder System Inc.	215	17
Insperity Inc.	137	16
Costamare Inc.	2,253	16
* CBIZ Inc.	633	15
Dover Corp.	170	15
MAXIMUS Inc.	211	14
UniFirst Corp.	70	13
FLIR Systems Inc.	204	13
Heidrick & Struggles International Inc.	277	12
Hillenbrand Inc.	223	11
Trinity Industries Inc.	315	11
* Copart Inc.	172	11
Rollins Inc.	178	11
* Proto Labs Inc.	68	11
* Darling Ingredients Inc.	532	11
* SP Plus Corp.	246	10

Knoll Inc.	399	9
Republic Services Inc. Class A	119	9
* FARO Technologies Inc.	127	9
Snap-on Inc.	48	9
AAR Corp.	169	8
Quad/Graphics Inc.	339	8
* Dycom Industries Inc.	87	7
Encore Wire Corp.	143	7
Watts Water Technologies Inc. Class A	86	7
* Generac Holdings Inc.	125	7
* WESCO International Inc.	74	5
		4,450
Technology (11.0%)
HP Inc.	16,029	395
Cognizant Technology Solutions Corp. Class A	3,421	268
* Adobe Systems Inc.	983	259
Texas Instruments Inc.	2,234	251
Apple Inc.	811	185
* salesforce.com Inc.	1,161	177
Intuit Inc.	700	154
* CACI International Inc. Class A	738	144
* Qorvo Inc.	1,783	143
Seagate Technology plc	2,599	139
* Nanometrics Inc.	2,886	126
Jabil Inc.	4,110	121
* PTC Inc.	1,146	115
Entegris Inc.	3,244	110
* Insight Enterprises Inc.	1,964	108
* Diodes Inc.	2,787	106
* Akamai Technologies Inc.	1,245	94
* Fortinet Inc.	1,112	93
* TechTarget Inc.	3,692	89
Comtech Telecommunications Corp.	2,341	84
* NETGEAR Inc.	1,120	79
* Varonis Systems Inc.	1,067	79
Intel Corp.	1,563	76
* VMware Inc. Class A	461	71
Maxim Integrated Products Inc.	1,010	61
* Dell Technologies Inc. Class V	606	58
Hewlett Packard Enterprise Co.	3,206	53
* Perficient Inc.	1,830	53
Activision Blizzard Inc.	705	51
* Virtusa Corp.	712	41
Amdocs Ltd.	635	41
ManTech International Corp. Class A	613	41
Cohu Inc.	1,497	39
* Unisys Corp.	1,998	37
* F5 Networks Inc.	146	28
* New Relic Inc.	252	26
* ON Semiconductor Corp.	865	18
Progress Software Corp.	447	18
* Appfolio Inc.	208	18
Vishay Intertechnology Inc.	629	15
* ePlus Inc.	142	15
* LivePerson Inc.	542	15
* Red Hat Inc.	97	14
DXC Technology Co.	143	13

	Dolby Laboratories Inc. Class A			154	11
*	Qualys Inc.			118	11
	Cypress Semiconductor Corp.			548	9
	Skyworks Solutions Inc.			103	9
*	Amkor Technology Inc.			974	8
*	IPG Photonics Corp.			46	8
*	Workiva Inc.			213	8
*	CalAmp Corp.			291	7
*	Rudolph Technologies Inc.			205	6
					4,198
Utilities (2.4%)
	Exelon Corp.			6,681	292
	Avangrid Inc.			2,735	135
	Hawaiian Electric Industries Inc.			2,835	100
	IDACORP Inc.			997	97
*	8x8 Inc.			3,781	86
*	United States Cellular Corp.			1,934	83
	ALLETE Inc.			923	69
*	Vonage Holdings Corp.			1,890	27
	Portland General Electric Co.			219	10
	Telephone & Data Systems Inc.			272	8
					907
Total Common Stocks (Cost $35,331)					37,707
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund	2.153%		1,876	188

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.133%	1/3/19	8	8
Total Temporary Cash Investments (Cost $196)					196
Total Investments (99.8%) (Cost $35,527)					37,903
Other Assets and Liabilities-Net (0.2%)3					61
Net Assets (100%)					37,964

*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Cash of $20,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	2	174	5

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,707	—	—
Temporary Cash Investments	188	8	—
Futures Contracts—Assets[1]	1	—	—
Total	37,896	8	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.